As filed with the Securities and Exchange Commission
on December 16, 2013
Registration No. 333-192058

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 1	[X]

Fidelity Investment Trust
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210
(Address Of Principal Executive Offices)

Scott C. Goebel, Secretary
245 Summer Street
Boston, MA 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY ADVISOR® EUROPE CAPITAL APPRECIATION FUND
A SERIES OF
FIDELITY ADVISOR SERIES VIII

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098

FIDELITY® EUROPE CAPITAL APPRECIATION FUND
A SERIES OF
FIDELITY INVESTMENT TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

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To the Shareholders of Fidelity Advisor® Europe Capital Appreciation Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Advisor Europe Capital Appreciation Meeting) of Fidelity Advisor Europe Capital Appreciation Fund (Advisor Europe Capital Appreciation) will be held at an office of Fidelity Advisor Series VIII, 245 Summer Street, Boston, Massachusetts 02210 on February 12, 2014 at 8:30 a.m. Eastern Time (ET). The purpose of the Advisor Europe Capital Appreciation Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

 (1) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Advisor Europe Capital Appreciation to Fidelity Europe Fund in exchange solely for corresponding shares of beneficial interest of Fidelity Europe Fund and the assumption by Fidelity Europe Fund of Advisor Europe Capital Appreciation's liabilities, in complete liquidation of Advisor Europe Capital Appreciation. (Proposal 1)

 To the Shareholders of Fidelity® Europe Capital Appreciation Fund:

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NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Europe Capital Appreciation Meeting) of Fidelity Europe Capital Appreciation Fund (Europe Capital Appreciation) will be held at an office of Fidelity Investment Trust, 245 Summer Street, Boston, Massachusetts 02210 on February 12, 2014 at 8:45 a.m. Eastern Time (ET). The purpose of the Europe Capital Appreciation Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

 (2) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Europe Capital Appreciation to Fidelity Europe Fund in exchange solely for shares of beneficial interest of Fidelity Europe Fund and the assumption by Fidelity Europe Fund of Europe Capital Appreciation's liabilities, in complete liquidation of Europe Capital Appreciation. (Proposal 2)

The Boards of Trustees have fixed the close of business on December 16, 2013 as the record date for the determination of the shareholders of each of Advisor Europe Capital Appreciation and Europe Capital Appreciation entitled to notice of, and to vote at, the Advisor Europe Capital Appreciation Meeting and the Europe Capital Appreciation Meeting, respectively, and any adjournments thereof.

By order of the Board of Trustees,
SCOTT C. GOEBEL, Secretary

December 16, 2013

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend a fund's meeting in person. Admission to a meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of a meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to a meeting.

Any shareholder who does not expect to attend a meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until a meeting to vote your shares, you will need to request a paper ballot at a meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

 1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

 2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

 3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:


		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE or through the internet

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

 FIDELITY ADVISOR® EUROPE CAPITAL APPRECIATION FUND A SERIES OF FIDELITY ADVISOR SERIES VIII	FIDELITY EUROPE FUND A SERIES OF FIDELITY INVESTMENT TRUST
 FIDELITY® EUROPE CAPITAL APPRECIATION FUND A SERIES OF FIDELITY INVESTMENT TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098 (FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND)
1-800-544-8544 (FIDELITY EUROPE CAPITAL APPRECIATION FUND)

PROXY STATEMENT AND PROSPECTUS
DECEMBER 16, 2013

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor® Europe Capital Appreciation Fund (Advisor Europe Capital Appreciation), a series of Fidelity Advisor Series VIII (Advisor Series VIII), and Fidelity® Europe Capital Appreciation Fund (Europe Capital Appreciation), a series of Fidelity Investment Trust (Investment Trust, and together with Advisor Series VIII, the trusts), in connection with a solicitation of proxies made by, and on behalf of, each trust's Board of Trustees to be used at the Special Meeting of Shareholders of Advisor Europe Capital Appreciation (the Advisor Europe Capital Appreciation Meeting) and the Special Meeting of Shareholders of Europe Capital Appreciation (the Europe Capital Appreciation Meeting) and at any adjournments thereof (together, the Meetings), to be held on February 12, 2014 at 8:30 a.m. Eastern Time (ET) (Advisor Europe Capital Appreciation) and at 8:45 a.m. ET (Europe Capital Appreciation), at 245 Summer Street, Boston, Massachusetts 02210, an office of the trusts and Fidelity Management & Research Company (FMR), each fund's investment adviser. Each of Advisor Europe Capital Appreciation and Europe Capital Appreciation may be referred to herein, as applicable, as "your fund," a "target fund," or collectively with Fidelity Europe Fund, "the funds."

As more fully described in the Proxy Statement, shareholders of Advisor Europe Capital Appreciation are being asked to consider and vote on an Agreement and Plan of Reorganization (Advisor Europe Capital Appreciation Agreement) relating to the proposed acquisition of Advisor Europe Capital Appreciation by Fidelity Europe Fund (Europe Fund) (Proposal 1) and shareholders of Europe Capital Appreciation are being asked to consider and vote on an Agreement and Plan of Reorganization (Europe Capital Appreciation Agreement) (each an Agreement) relating to the proposed acquisition of Europe Capital Appreciation by Europe Fund (Proposal 2).

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for both Reorganizations to be approved for either one of them to occur.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of Europe Fund. Your fund will transfer all of its assets to Europe Fund in exchange solely for shares of beneficial interest of Europe Fund and the assumption by Europe Fund of your fund's liabilities in complete liquidation of your fund. The total value of your fund holdings will not change as a result of the Reorganization. Each Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on March 21, 2014, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).

Europe Fund, an equity fund, is a diversified fund of Fidelity Investment Trust (Investment Trust), an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Europe Fund seeks growth of capital over the long term. Europe Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about December 16, 2013. The Proxy Statement sets forth concisely the information about each Reorganization and Europe Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated December 16, 2013, relating to this Proxy Statement;

(ii) the Prospectus for Europe Fund dated December 29, 2012 and supplemented October 18, 2013, relating to Fidelity Europe Fund shares, a retail class of Europe Fund, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Statement of Additional Information for Europe Fund dated December 29, 2012 and supplemented May 9, 2013, relating to Fidelity Europe Fund shares, a retail class of Europe Fund;

(iv) the Semiannual report for Europe Fund for the fiscal period ended April 30, 2013, relating to Fidelity Europe Fund shares, a retail class of Europe Fund;

(v) the Prospectus for Advisor Europe Capital Appreciation dated December 29, 2012 and supplemented October 2, 2013, relating to Class A, Class T, Class B, and Class C shares;

(vi) the Prospectus for Advisor Europe Capital Appreciation dated December 29, 2012 and supplemented October 2, 2013, relating to Institutional Class shares;

(vii) the Statement of Additional Information for Advisor Europe Capital Appreciation dated December 29, 2012 and supplemented August 13, 2013, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(viii) the Semiannual report for Advisor Europe Capital Appreciation for the fiscal period ended April 30, 2013, relating to Class A, Class T, Class B, and Class C shares;

(ix) the Semiannual report for Advisor Europe Capital Appreciation for the fiscal period ended April 30, 2013, relating to Institutional Class shares;

(x) the Prospectus for Europe Capital Appreciation dated December 29, 2012 and supplemented October 18, 2013, relating to Fidelity Europe Capital Appreciation Fund shares, a retail class of Europe Capital Appreciation;

(xi) the Statement of Additional Information for Europe Capital Appreciation dated December 29, 2012 and supplemented May 9, 2013, relating to Fidelity Europe Capital Appreciation Fund shares, a retail class of Europe Capital Appreciation; and

(xii) the Semiannual report for Europe Capital Appreciation for the fiscal period ended April 30, 2013, relating to Fidelity Europe Capital Appreciation Fund shares, a retail class of Europe Capital Appreciation.

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the Advisor Series VIII or Investment Trust at Fidelity Distributors Corporation (FDC), 100 Salem Street, Smithfield, Rhode Island 02917 or by calling 1-800-544-8544 for Europe Capital Appreciation and Europe Fund and 1-877-208-0098 for Advisor Europe Capital Appreciation, or by logging on to www.fidelity.com for Europe Capital Appreciation and Europe Fund and www.advisor.fidelity.com for Advisor Europe Capital Appreciation.

The trusts and Investment Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

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An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

Synopsis	5
Comparison of Principal Risk Factors	15
The Proposed Transactions	19
Additional Information about the Funds	29
Voting Information	30
Miscellaneous	32
Exhibit 1. Form of Agreement and Plan of Reorganization of Fidelity Advisor Europe Capital Appreciation Fund	34
Exhibit 2. Form of Agreement and Plan of Reorganization of Fidelity Europe Capital Appreciation Fund	41

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statements of Additional Information of Advisor Europe Capital Appreciation and Europe Capital Appreciation, as applicable, or the Prospectus and Statement of Additional Information of Europe Fund, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Europe Fund carefully for more complete information.

Certain arrangements described herein, including without limitation, the establishment of Class A, Class T, Class B, Class C, and Institutional Class shares, are not currently in effect for Europe Fund, but rather are expected to become effective shortly prior to consummation of the Reorganization.


What proposal am I being asked to vote on?

Shareholders of Advisor Europe Capital Appreciation are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Advisor Europe Capital Appreciation are being asked to approve the Agreement relating to the proposed acquisition of Advisor Europe Capital Appreciation by Europe Fund.

Shareholders of Europe Capital Appreciation are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Europe Capital Appreciation are being asked to approve the Agreement relating to the proposed acquisition of Europe Capital Appreciation by Europe Fund.

Approval of each Reorganization will be determined solely by approval of the shareholders of the target fund affected. It will not be necessary for both Reorganizations to be approved for either one of them to occur.

Shareholders of record as of the close of business on December 16, 2013 will be entitled to vote at their respective Meeting.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of Europe Fund instead. Your fund will transfer all of its assets to Europe Fund in exchange solely for shares of beneficial interest of Europe Fund and the assumption by Europe Fund of your fund's liabilities in complete liquidation of your fund. Each shareholder will receive shares of the corresponding class of Europe Fund, as shown in the table below. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Class of shares of the fund you currently own:	Class of shares you will receive if your fund's Reorganization is approved:

Advisor Europe Capital Appreciation
Class A	Europe Fund: Class A*
Class T	Europe Fund: Class T*
Class B	Europe Fund: Class B*
Class C	Europe Fund: Class C*
Institutional Class	Europe Fund: Institutional Class*
Europe Capital Appreciation
Retail Class	Europe Fund: Retail Class

* Not currently issued; will commence operations prior to the closing of the Reorganization.

For more information, shareholders of Advisor Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization."

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Has the Board of Trustees approved each proposal?

 Yes. Each fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization for each fund. The Board of Trustees unanimously recommends that you vote in favor of your fund's Reorganization by approving your fund's Agreement.

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What are the reasons for each proposal?

 Proposal 1 - Advisor Europe Capital Appreciation: The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement. The Board considered that the Reorganization will permit shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended July 31, 2013, and assuming all fund Reorganizations are approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund's current expense arrangements including, to the extent applicable, the fund's current voluntary expense cap).

Based on data for the 12 months ended July 31, 2013, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction as a percentage of average net assets (including the impact of Europe Fund's performance fee adjustment) depending on class at the following rates: Class A, 0.05%; Class T, 0.05%; Class B, 0.05%; Class C, 0.05%; and Institutional Class, 0.15%. See "Management of the Funds" for a discussion of the funds' management fee structure, including performance fees.

Other expense comparisons within this document are based on expenses for the 12 months ended April 30, 2013, in order to align with the funds' most recent fiscal reporting periods.

 Proposal 2 - Europe Capital Appreciation: The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement. The Board considered that the Reorganization will permit shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended July 31, 2013, and assuming all fund Reorganizations are approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund's current expense arrangements including, to the extent applicable, the fund's current voluntary expense cap).

Based on data for the 12 months ended July 31, 2013, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.03% of average net assets (including performance fee adjustments).

Other expense comparisons within this document are based on expenses for the 12 months ended April 30, 2013, in order to align with the funds' most recent fiscal reporting periods.

For more information, shareholders of Advisor Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 1 - Reasons for the Reorganization." For more information, shareholders of Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 2 - Reasons for the Reorganization."

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How will you determine the number of shares of Europe Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund's Reorganization.

As provided in each Agreement, each target fund will distribute shares of Europe Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Europe Fund equal in value to the net asset value of shares of the target fund held by such shareholder on the Closing Date.

For more information, shareholders of Advisor Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization."

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What class of shares of Europe Fund will I receive?

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Europe Capital Appreciation will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Europe Fund. Holders of Fidelity Europe Capital Appreciation Fund shares, a retail class of Europe Capital Appreciation, will receive Fidelity Europe Fund shares, a retail class of Europe Fund. Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

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Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in the recognition of any gain or loss for federal income tax purposes to either fund involved in that Reorganization or to the shareholders of either fund, except that Advisor Europe Capital Appreciation and/or Europe Capital Appreciation may recognize gain or loss with respect to assets (if any) that are subject to "mark-to-market" tax accounting.

For more information, shareholders of Advisor Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 1 - Federal Income Tax Considerations." For more information, shareholders of Europe Capital Appreciation please refer to the section entitled "The Proposed Transactions - Proposal 2 - Federal Income Tax Considerations."

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How do the funds' investment objectives, strategies, policies, and limitations compare?

 The funds have substantially similar investment objectives and principal investment strategies as shown in the table below. There are some differences in the investment objectives of which you should be aware. The following compares the investment objectives and principal investment strategies of the funds. All of the funds are equity funds that invest primarily in securities of European issuers and other investments that are tied economically to Europe.

Proposal 1 - Advisor Europe Capital Appreciation

Advisor Europe Capital Appreciation	Europe Fund

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Advisor Europe Capital Appreciation seeks long-term capital appreciation.	Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies	Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

Same strategy.
FMR normally allocates the fund's investments across different European countries.	Same strategy.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Same strategy.
In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	Same strategy.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Same strategy.
If FMR's strategies do not work as intended, the fund may not achieve its objective.	Same strategy.

Proposal 2 - Europe Capital Appreciation

Europe Capital Appreciation	Europe Fund

 Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Europe Capital Appreciation seeks long-term capital appreciation.	Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies	Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

Same strategy.
FMR normally allocates the fund's investments across different European countries.	Same strategy.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Same strategy.
In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	Same strategy.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Same strategy.
If FMR's strategies do not work as intended, the fund may not achieve its objective.	Same strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

 The funds have the same fundamental and non-fundamental investment policies and limitations, including fundamental investment policies and limitations.

 For more information about each fund's investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of each fund's Prospectus, and to the "Investment Policies and Limitations" section of each fund's Statement of Additional Information, which are incorporated herein by reference. For more information relating to Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund, please see Attachment 1.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Europe Fund.

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How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Advisor Europe Capital Appreciation, Europe Capital Appreciation, and Europe Fund:

 Management of the Funds

The principal business address of FMR, the funds' investment adviser and administrator, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 245 Summer Street, Boston, Massachusetts 02210. As of December 31, 2012, FMR had approximately $1.0 billion in discretionary assets under management, and approximately $1.6 trillion when combined with all of its affiliates' assets under management.

FMRC serves as sub-adviser for each fund. FMRC may provide investment advisory services for the funds. As of December 31, 2012, FMRC had approximately $684.7 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Inc. (FMR Japan), located at Kamiyacho Prime Place at 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan; FIL Investment Advisors (FIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and FIL Investment Advisors (UK) Limited (FIA(UK)), located at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, also serve as sub-advisers to each of the funds.

FMR and each of the sub-advisers will continue to serve as manager or sub-adviser of the combined fund after each Reorganization. As the manager, FMR has overall responsibility for directing the funds' investments and handling their business affairs in accordance with their investment objectives, policies, and limitations.

Mr. Hogan has served as portfolio manager of Advisor Europe Capital Appreciation and Europe Capital Appreciation since March 2013 and Europe Fund since April 2012. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager. Effective December 16, 2013, Mr. Hogan and Mr. Stefan Lindblad serve as co-managers of Advisor Europe Capital Appreciation, Europe Capital Appreciation and Europe Fund. Since joining Fidelity Investments in 2010, Mr. Lindblad has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

Mr. Hogan and Mr. Lindblad are expected to continue to serve as co-managers of the combined fund after each Reorganization. However, FMR may, in its discretion, add or remove portfolio managers for a fund at any time.

For information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Hogan, please refer to the "Management Contracts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

 Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Advisor Europe Capital Appreciation pays FMR a management fee that is calculated and paid to FMR each month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For April 2013, the group fee rate was 0.26%. The individual fund fee rate for the fund is 0.45% of its average net assets.

 Each of Europe Capital Appreciation and Europe Fund pay FMR a management fee that is calculated and paid to FMR each month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the MSCI® Europe Index. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52% of a fund's average net assets, and it drops as total assets under management increase. For April 2013, the group fee rate was 0.26%. The individual fund fee rate for each of Europe Capital Appreciation and Europe Fund was 0.45%. The performance adjustment rate is calculated monthly by comparing each fund's performance over the performance period to that of the MSCI® Europe Index. For the purposes of calculating the performance adjustment, each fund's investment performance is based on the performance of the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.20% of a fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by a fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

If either or both of the Reorganizations are approved, the combined fund will retain Europe Fund's management fee structure.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' Statements of Additional Information, which are incorporated herein by reference.

 Expense Reimbursement Arrangements

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, Class C, and Institutional Class of Advisor Europe Capital Appreciation to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates: Class A, 1.45%; Class T, 1.70%; Class B, 2.20%; Class C, 2.20%; and Institutional Class, 1.20%. These arrangements may be discontinued by FMR at any time.

FMR has voluntarily agreed to reimburse Europe Capital Appreciation to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed 1.20%. This arrangement may be discontinued by FMR at any time.

There are no similar arrangements with respect to Europe Fund.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund and Class Operating Expenses" below.

If either of the proposed Reorganizations is not approved, the fund not approving the Reorganization will maintain its current expense structure.

 Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island, 02917.

 Fidelity Europe Capital Appreciation Fund, a retail class of Europe Capital Appreciation, and Fidelity Europe Fund, a retail class of Europe Fund, have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund, as applicable.

Class A, Class T, Class B, Class C, and Institutional Class of Advisor Europe Capital Appreciation and Europe Fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of Advisor Europe Capital Appreciation and Europe Fund have authorized such payments for Institutional Class of each fund.

If either of the Reorganizations is approved, the Distribution and Service Plans for the combined fund will remain unchanged as the new share classes of Europe Fund will adopt identical Distribution and Service Plans.

For more information about fund distribution, please refer to the "Fund Distribution" section of the funds' Prospectuses, and to the "Distribution Services" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund, please see Attachment 1.


How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganizations?

The following tables, together with Attachments 2A-2B, 3A-3B, and 4A-4C, allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

 Annual Fund and Class Operating Expenses

 The following tables show the fees and expenses of each class of Advisor Europe Capital Appreciation, Europe Capital Appreciation, and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations (excluding voluntary expense reimbursements). Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

The combined pro forma expenses shown below assume that both of the Reorganizations occur. Attachment 2A provides pro forma expense information for the combined fund assuming only Proposal 1 is approved. Attachment 2B provides pro forma expense information for the combined fund assuming only Proposal 2 is approved.

Attachments 4A-4C show the fees and expenses of Advisor Europe Capital Appreciation, Europe Capital Appreciation, and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations, if only Proposal 1 is approved, and if only Proposal 2 is approved, but in each case excluding performance adjustments for funds that have performance adjustments based on the same time period, assuming both Reorganizations occur.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for target fund shareholders.


 Note: Advisor Europe Capital Appreciation and Europe Capital Appreciation had voluntary expense caps during the 12 months ended April 30, 2013 (see "Expense Reimbursement Arrangements" on page 11 for a summary of these arrangements). Expenses of these funds shown in the Annual Class Operating Expenses tables below do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of these funds exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. These voluntary arrangements may be discontinued by FMR at any time.


Retail Class

Shareholder Fees (fees paid directly from your investment)

Europe Capital Appreciation

Europe Fund

Europe Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Europe Capital AppreciationA

Europe FundA

Europe Fund Pro forma CombinedB

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.34%	0.30%	0.30%
Total annual operating expenses	1.05%	1.03%	1.03%

A Based on expenses for the 12 months ended April 30, 2013.

B Based on estimated expenses for the 12 months ended April 30, 2013.

Class A

Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Europe Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.


Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Europe Fund Pro forma CombinedB

Management fee	0.71%	0.73%C
Distribution and/or Service (12b-1) fees	0.25%	0.25%
Other expenses	1.08%	0.39%
Total annual operating expenses	2.04%	1.37%

A Based on expenses for the 12 months ended April 30, 2013.

B Based on estimated expenses for the 12 months ended April 30, 2013.

C Fluctuates based on the fund's performance relative to a securities market index.

 Class T


 Shareholder Fees (fees paid directly from your investment)


Advisor Europe Capital Appreciation

Europe Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%


A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.



 Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)


Advisor Europe Capital AppreciationA

Europe Fund Pro forma CombinedB

Management fee	0.71%	0.73%C
Distribution and/or Service (12b-1) fees	0.50%	0.50%
Other expenses	1.11%	0.40%
Total annual operating expenses	2.32%	1.63%

A Based on expenses for the 12 months ended April 30, 2013.

B Based on estimated expenses for the 12 months ended April 30, 2013.

C Fluctuates based on the fund's performance relative to a securities market index.


Class B


Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Europe Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Europe Fund Pro forma CombinedB

Management fee	0.71%	0.73%C
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	1.12%	0.38%
Total annual operating expenses	2.83%	2.11%

A Based on expenses for the 12 months ended April 30, 2013.

B Based on estimated expenses for the 12 months ended April 30, 2013.

C Fluctuates based on the fund's performance relative to a securities market index.

 Class C


Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Europe Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Europe Fund Pro forma CombinedB

Management fee	0.71%	0.73%C
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	1.07%	0.39%
Total annual operating expenses	2.78%	2.12%

A Based on expenses for the 12 months ended April 30, 2013.


B Based on estimated expenses for the 12 months ended April 30, 2013.

C Fluctuates based on the fund's performance relative to a securities market index.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Europe Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Europe Fund Pro forma CombinedB

Management fee	0.71%	0.73%C
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.92%	0.27%
Total annual operating expenses	1.63%	1.00%

A Based on expenses for the 12 months ended April 30, 2013.

B Based on estimated expenses for the 12 months ended April 30, 2013.

C Fluctuates based on the fund's performance relative to a securities market index.

The combined fund pro forma expenses shown above assume that both of the Reorganizations occur. Attachment 2A provides pro forma expenses for the combined fund if only Proposal 1 is approved. Attachment 2B provides pro forma expenses for the combined fund if only Proposal 2 is approved. Excluding the effect of performance adjustments, the management fee rate for each fund during the period was identical.

 Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to both Reorganizations. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

 Advisor Europe Capital Appreciation

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 770	$ 770	$ 577	$ 577	$ 786	$ 286	$ 381	$ 281	$ 166
3 years	$ 1,178	$ 1,178	$ 1,049	$ 1,049	$ 1,177	$ 877	$ 862	$ 862	$ 514
5 years	$ 1,610	$ 1,610	$ 1,547	$ 1,547	$ 1,694	$ 1,494	$ 1,469	$ 1,469	$ 887
10 years	$ 2,808	$ 2,808	$ 2,913	$ 2,913	$ 2,881	$ 2,881	$ 3,109	$ 3,109	$ 1,933

 Europe Capital Appreciation

Retail Class

1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283

 Europe Fund

Retail Class

1 year	$ 105
3 years	$ 328
5 years	$ 569
10 years	$ 1,259


Europe Fund Pro Forma CombinedA

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 706	$ 706	$ 510	$ 510	$ 714	$ 214	$ 315	$ 215	$ 102	$ 105
3 years	$ 984	$ 984	$ 846	$ 846	$ 961	$ 661	$ 664	$ 664	$ 318	$ 328
5 years	$ 1,282	$ 1,282	$ 1,205	$ 1,205	$ 1,334	$ 1,134	$ 1,139	$ 1,139	$ 552	$ 569
10 years	$ 2,127	$ 2,127	$ 2,215	$ 2,215	$ 2,164	$ 2,164	$ 2,452	$ 2,452	$ 1,225	$ 1,259

A Based on estimated expenses for the 12 months ended April 30, 2013.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expenses shown above assume that both of the Reorganizations occur. Attachment 3A provides pro forma expenses for the combined fund if only Proposal 1 is approved. Attachment 3B provides pro forma expenses for the combined fund if only Proposal 2 is approved.


Do the procedures for purchasing and redeeming shares of the funds differ?

On July 19, 2013, Europe Capital Appreciation closed to new accounts pending the Reorganization. Shareholders of Europe Capital Appreciation as of that date can continue to purchase shares of the fund. Shareholders of Advisor Europe Capital Appreciation and Europe Capital Appreciation may redeem shares of the fund through the Closing Date of the fund's additional Reorganization. Aside from the closing of Europe Capital Appreciation to new investors the procedures for purchasing and redeeming shares of the funds are the same. If one or both Reorganizations is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds' shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Additional Information about the Purchase and Sale of Shares" section of the funds' Prospectuses, and to the "Buying, Selling and Exchanging Information" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund, please see Attachment 1.


Do the funds' exchange privileges differ?

No. The exchange privileges offered by the funds are the same. If one or both Reorganizations is approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds' exchange privileges, please refer to the "Exchanging Shares" section of the funds' Prospectuses, and to the "Buying, Selling and Exchanging Information" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.


Do the funds' dividend and distribution policies differ?

No. The fund's dividend and distribution policies are the same. If one or both Reorganizations is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Advisor Europe Capital Appreciation and Europe Capital Appreciation may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (including any gain resulting from any portfolio repositioning prior to the applicable Reorganization).

Whether or not the Reorganizations are approved, each of Advisor Europe Capital Appreciation and Europe Capital Appreciation is required to recognize gain or loss on certain assets that are subject to "mark-to-market" tax accounting held by the fund on the last day of its taxable year, which is October 31. If the Reorganizations are approved, gains or losses on assets held by each of Advisor Europe Capital Appreciation and Europe Capital Appreciation on the Closing Date that are subject to "mark-to-market" tax accounting (if any) will be recognized on the Closing Date.

For more information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, and to the "Distributions and Taxes" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.


Who bears the expenses associated with the Reorganizations?

Each target fund will bear the costs of its Reorganization, provided the expenses do not exceed each fund's or class's existing voluntary expense caps. Expenses exceeding a fund's or class's voluntary expense cap will be paid by FMR.

For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have substantially similar investment objectives and identical principal investment strategies as described above, the funds are subject to substantially similar investment risks.


What risks are associated with an investment in each of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

Geographic Concentration in Europe. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

 For more information about the principal risks associated with an investment in the funds, please refer to the "Investment Details" section of each fund's Prospectus, and to the "Investment Policies and Limitations" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund, please see Attachment 1.


How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of each fund's prospectus. Past performance (before and after taxes) is not an indication of future performance. Performance history of Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund will be available after each class has been in operation for one calendar year.

 Year-by-Year Returns

For Advisor Europe Capital Appreciation, the returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.


Advisor Europe Capital Appreciation - Class A

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	35.90%	15.18%	15.83%	34.28%	14.21%	-47.83%	32.15%	7.98%	-17.35%	25.04%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	23.72%	June 30, 2003
Lowest Quarter Return	-25.06%	September 30, 2011
Year-to-Date Return	15.55%	September 30, 2013

 Europe Capital Appreciation - Retail Class

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	36.87%	16.41%	16.20%	35.45%	14.76%	-46.26%	32.08%	8.38%	-16.91%	25.75%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.54%	June 30, 2009
Lowest Quarter Return	-24.91%	September 30, 2011
Year-to-Date Return	15.98%	September 30, 2013

 Europe Fund - Retail Class

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	46.91%	28.95%	18.17%	25.18%	16.41%	-44.02%	31.65%	8.56%	-16.76%	25.52%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.36%	June 30, 2003
Lowest Quarter Return	-24.87%	September 30, 2011
Year-to-Date Return	16.52%	September 30, 2013

Average Annual Returns

For Advisor Europe Capital Appreciation, the returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A and retail class (if applicable) shares of the funds are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Europe Capital Appreciation Fund
Class A - Return Before Taxes	17.85%	-6.23%	7.26%
 Return After Taxes on Distributions	17.70%	-6.28%	6.82%
 Return After Taxes on Distributions and Sale of Fund Shares	12.11%	-5.05%	6.57%
Class T - Return Before Taxes	20.33%	-6.02%	7.26%
Class B - Return Before Taxes	19.09%	-6.19%	7.36%
Class C - Return Before Taxes	23.14%	-5.83%	7.10%
Institutional Class - Return Before Taxes	25.42%	-4.86%	8.18%
MSCI Europe Index (reflects no deduction for fees or expenses)	19.46%	-4.09%	8.62%
Fidelity Europe Capital Appreciation Fund
Fidelity Europe Capital Appreciation Fund (retail class)
 Return Before Taxes	25.75%	-4.28%	8.75%
 Return After Taxes on Distributions	25.48%	-4.51%	7.89%
 Return After Taxes on Distributions and Sale of Fund Shares	17.39%	-3.55%	7.70%
MSCI Europe Index (reflects no deduction for fees or expenses)	19.46%	-4.09%	8.62%
Fidelity Europe Fund
Fidelity Europe Fund (retail class)
 Return Before Taxes	25.52%	-3.52%	10.55%
 Return After Taxes on Distributions	25.28%	-3.71%	9.80%
 Return After Taxes on Distributions and Sale of Fund Shares	17.33%	-2.86%	9.40%
MSCI Europe Index (reflects no deduction for fees or expenses)	19.46%	-4.09%	8.62%


THE PROPOSED TRANSACTIONS

PROPOSAL 1


TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN ADVISOR EUROPE CAPITAL APPRECIATION AND EUROPE FUND.


Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Europe Fund acquiring as of the Closing Date all of the assets of Advisor Europe Capital Appreciation in exchange solely for shares of Europe Fund and the assumption by Europe Fund of Advisor Europe Capital Appreciation's liabilities; and (b) the distribution of shares of Europe Fund to the shareholders of Advisor Europe Capital Appreciation as provided for in the Agreement.

The value of Advisor Europe Capital Appreciation's assets to be acquired by Europe Fund and the amount of its liabilities to be assumed by Europe Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Europe Fund's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Europe Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

 As of the Closing Date, Europe Fund will deliver to Advisor Europe Capital Appreciation, and Advisor Europe Capital Appreciation will distribute to its shareholders of record, shares of Europe Fund so that each Advisor Europe Capital Appreciation shareholder will receive the number of full and fractional shares of Europe Fund equal in value to the aggregate net asset value of shares of Advisor Europe Capital Appreciation held by such shareholder on the Closing Date; Advisor Europe Capital Appreciation will be liquidated as soon as practicable thereafter. Each Advisor Europe Capital Appreciation shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Europe Fund due that shareholder. The net asset value per share of Europe Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Europe Fund in a name other than that of the registered holder of the shares on the books of Advisor Europe Capital Appreciation as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Advisor Europe Capital Appreciation is and will continue to be its responsibility up to and including the Closing Date and such later date on which Advisor Europe Capital Appreciation is liquidated.

Advisor Europe Capital Appreciation will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of Advisor Europe Capital Appreciation are permissible investments for Europe Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Advisor Europe Capital Appreciation and Europe Fund due to the Reorganization that occur prior to the Closing Date will be borne by Advisor Europe Capital Appreciation and Europe Fund, respectively. Any transaction costs associated with portfolio adjustments to Advisor Europe Capital Appreciation and Europe Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Europe Fund that occur after the Closing Date will be borne by Europe Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Advisor Europe Capital Appreciation shareholders' interests may be made subsequent to the Meeting.


Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on September 18, 2013. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Advisor Europe Capital Appreciation shareholders to pursue similar goals in a larger combined fund that has a similar investment objective. FMR informed the Board that Advisor Europe Capital Appreciation has been unsuccessful in gathering assets in the intermediary channel. The Board noted that if the fund were combined with Europe Fund, based on data for the twelve months ended July 31, 2013, and assuming the other Reorganization also occurred, shareholders in each class of Advisor Europe Capital Appreciation would have experienced a net expense reduction. The Board was advised that the consolidation of assets due to the Reorganizations would result in FMR collecting lower management fees in the months following the Reorganization, because fund assets attributable to Advisor Europe Capital Appreciation would be subject to Europe Fund's performance adjustment calculation, resulting in a lower performance fee component of the management fee. The Board noted, however, that without knowing future fund size and fund and index performance, it is not possible to calculate long-term future performance fees with certainty.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes but noted that shareholders in taxable accounts may experience some unfavorable tax consequences because the Reorganization would trigger tax rules limiting the usability of Advisor Europe Capital Appreciation's capital loss carryforwards following the Reorganization. The Board considered that based on information available at the time of the meeting, it was possible that the Reorganization would cause a significant portion of Advisor Europe Capital Appreciation's capital loss carryforwards to necessarily expire unused. The Board also noted, however, that some or all of those capital loss carryforwards might expire unused in the absence of the Reorganization. In addition, the Board noted that following the Reorganization, shareholders of Advisor Europe Capital Appreciation might receive capital gain distributions sooner, or in larger amounts, than they would receive otherwise. However, the Board noted FMR's view that the anticipated merger benefits, including net expense reductions, would offset any unfavorable potential tax consequences. In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Based on data for the 12 months ended July 31, 2013, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.05% to 0.15% of average net assets, depending on class, including performance fees (including voluntary expense cap).

 Attachments 2A-2B provide pro forma expense information for the combined fund based on the pro forma 12 month period ending April 30, 2013, assuming both Proposal 1 and Proposal 2 are approved, including performance fees, while Attachments 4A-4C present similar information, excluding performance fees. Attachments 2A-2B and 3A-3B provide pro forma expense information for the combined fund assuming only Proposal 1 or Proposal 2, respectively, are approved, including the impact of performance fees. Attachments 4A-4C provide similar information excluding performance fees.


Description of the Securities to be Issued

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Europe Capital Appreciation will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Europe Fund. Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

Europe Fund is a series of Investment Trust. The Trustees of Investment Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Europe Fund represents an equal proportionate interest with each other share of the fund, and each such share of Europe Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Europe Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Europe Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Investment Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Europe Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Europe Fund's Prospectus, which is incorporated herein by reference. For more information relating to Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund, please see Attachment 1.


Federal Income Tax Considerations

The exchange of Advisor Europe Capital Appreciation's assets for Europe Fund's shares and the assumption of the liabilities of Advisor Europe Capital Appreciation by Europe Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Advisor Europe Capital Appreciation and Europe Fund, substantially to the effect that:

(i) The acquisition by Europe Fund of substantially all of the assets of Advisor Europe Capital Appreciation in exchange solely for Europe Fund shares and the assumption by Europe Fund of all liabilities of Advisor Europe Capital Appreciation followed by the distribution of Europe Fund shares to the Advisor Europe Capital Appreciation shareholders in exchange for their Advisor Europe Capital Appreciation shares in complete liquidation and termination of Advisor Europe Capital Appreciation will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Advisor Europe Capital Appreciation will recognize no gain or loss upon the transfer of substantially all of its assets to Europe Fund in exchange solely for Europe Fund shares and the assumption by Europe Fund of all liabilities of Advisor Europe Capital Appreciation, except that Advisor Europe Capital Appreciation may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Advisor Europe Capital Appreciation will recognize no gain or loss upon the distribution to its shareholders of the Europe Fund shares received by Advisor Europe Capital Appreciation in the Reorganization;

(iv) Europe Fund will recognize no gain or loss upon the receipt of the assets of Advisor Europe Capital Appreciation in exchange solely for Europe Fund shares and the assumption of all liabilities of Advisor Europe Capital Appreciation;

(v) The adjusted basis to Europe Fund of the assets of Advisor Europe Capital Appreciation received by Europe Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Advisor Europe Capital Appreciation immediately before the exchange;

(vi) Europe Fund's holding periods with respect to the assets of Advisor Europe Capital Appreciation that Europe Fund acquires in the Reorganization will include the respective periods for which those assets were held by Advisor Europe Capital Appreciation (except where investment activities of Europe Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Advisor Europe Capital Appreciation shareholders will recognize no gain or loss upon receiving Europe Fund shares in exchange solely for Advisor Europe Capital Appreciation shares;

(viii) The aggregate basis of the Europe Fund shares received by an Advisor Europe Capital Appreciation shareholder in the Reorganization will be the same as the aggregate basis of the Advisor Europe Capital Appreciation shares surrendered by the Advisor Europe Capital Appreciation shareholder in exchange therefor; and

(ix) An Advisor Europe Capital Appreciation shareholder's holding period for the Europe Fund shares received by the Advisor Europe Capital Appreciation shareholder in the Reorganization will include the holding period during which the Advisor Europe Capital Appreciation shareholder held Advisor Europe Capital Appreciation shares surrendered in exchange therefor, provided that the Advisor Europe Capital Appreciation shareholder held such shares as a capital asset on the date of the Reorganization.

 Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Advisor Europe Capital Appreciation, which may limit the ability of the combined fund to use Advisor Europe Capital Appreciation's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value of Advisor Europe Capital Appreciation immediately prior to the Reorganization by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of September 30, 2013. Based on this data, it appears that the application of the aforementioned limitation may cause a substantial portion (potentially greater than 70%) of Advisor Europe Capital Appreciation's capital loss carryforwards to necessarily expire unused. However, it is possible that some or all of these capital loss carryforwards would expire unused even in the absence of the Reorganization. The combined fund's ability to use Europe Fund's capital loss carryforwards is not expected to be limited as a result of the Reorganization.

Advisor Europe Capital Appreciation shareholders could also experience negative tax consequences as a result of moving into a larger combined fund that would share the tax benefits of each fund's tax losses (to the extent available). If, at the time of the Reorganization, Advisor Europe Capital Appreciation still has greater net losses (i.e., the net amount of its capital loss carryforwards, net realized gains/losses and net unrealized gains/losses) as a percentage of assets than Europe Fund, then Advisor Europe Capital Appreciation shareholders would be moving into a fund that offers less insulation from future capital gain distributions (i.e., less proportionate losses available to offset future gains). Thus the Reorganization could lead to taxable shareholders of Advisor Europe Capital Appreciation losing a significant portion of the benefit of the fund's pre-Reorganization losses and receiving taxable capital gain distributions sooner and/or in larger amounts than they would have in the absence of the Reorganization. Any increase in gain distributions to an Advisor Europe Capital Appreciation shareholder will generally be offset by a corresponding reduction in gain or increase in loss if/when the shareholder sells/redeems its combined fund shares in a taxable transaction.

The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Europe Fund following the Reorganization.

Tax Position as of September 30, 2013

Fund Name	Assets as of 9/30/13†	Capital Loss Carryforwards ("CLC's") as of Fiscal Year End 10/31/12†	Current Fiscal Year Net Realized Gains/ (Losses as of 9/30/13†	Net Unrealized Gains/ (Losses) as of 9/30/13†
Advisor Europe Capital Appreciation	$ 26.5	($ 18.5)*	$ 2.4	$ 2.8
Europe	$ 891.4	($ 293.0)**	$ 29.8	$ 138.1

† All Data in Millions

* Approximately $9.5 million of these CLCs expire in 2016, approximately $8.0 million of these CLCs expire in 2017, and approximately $0.9 million of these losses are not subject to expiration. Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period (such as the $0.9 million of losses just mentioned). Such capital losses are required to be used prior to any losses that are subject to expiration.

** Approximately $282.4 million of these CLCs expire in 2017 and approximately $10.6 million of these CLCs are not subject to expiration. As a result of an ownership change that occurred in a prior period (unrelated to the Reorganizations), Europe Fund's ability to use the CLCs expiring in 2017 is limited. Because of that prior ownership change, Europe Fund is subject to annual limits on its use of the CLCs expiring in 2017, but the annual limits will not prevent those approximately $282.4 million of CLCs from being available for use prior to their expiration in 2017.

Shareholders of Advisor Europe Capital Appreciation should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Advisor Europe Capital Appreciation is a diversified series of Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983. Europe Fund is a diversified series of Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Advisor Europe Capital Appreciation under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.


Operations of Europe Fund Following the Reorganizations

 FMR does not expect Europe Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Europe Fund in their current capacities. Risteard Hogan and Stefan Lindblad, who serve as co-managers of Europe Fund and Advisor Europe Capital Appreciation, are expected to continue to serve as co-managers of the combined fund after the Reorganization. However, FMR may, in its discretion, add or remove portfolio managers for a fund at any time.


Capitalization

 The following table shows the capitalization of Advisor Europe Capital Appreciation, and Europe Fund as of November 30, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of November 30, 2013, the net assets of Advisor Europe Capital Appreciation were $34,691,423, or 3.5% of Europe Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Europe Capital AppreciationA
 Class A	$ 15,407,965	$ 14.69	1,048,612
 Class T	$ 7,686,036	$ 14.63	525,484
 Class B	$ 773,673	$ 14.23	54,352
 Class C	$ 5,948,342	$ 14.11	421,487
 Institutional Class	$ 4,875,407	$ 14.99	325,175
Europe Fund
 Retail Class	$ 978,629,232	$ 38.35	25,517,407
Europe Pro Forma Combined Fund
 Class AB	$ 15,407,965	$ 38.35	401,772
 Class TB	$ 7,686,036	$ 38.35	200,418
 Class BB	$ 773,673	$ 38.35	20,174
 Class CB	$ 5,948,342	$ 38.35	155,107
 Institutional ClassB	$ 4,875,407	$ 38.35	127,129
 Retail Class	$ 978,629,232	$ 38.35	25,517,407

A Estimated one time reorganization costs are $23,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

B Pro Forma Combined Fidelity Advisor Europe Fund Class A, Class T, Class B, Class C, and Institutional Class will commence operations prior to the closing of the Reorganization. The initial NAV per share used within this table represents Retail Class's NAV as of November 30, 2013.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 1 occurs. Attachment 5 provides pro forma capitalization for the combined fund if both of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Europe Fund after the applicable Reorganization would still appear exactly as shown above.

 The table above assumes that the Reorganization described in this Proposal 1 occurred on November 30, 2013. The table is for information purposes only. No assurance can be given as to how many Europe Fund shares will be received by shareholders of Advisor Europe Capital Appreciation on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Europe Fund that actually will be received on or after that date.


Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Advisor Series VIII and Investment Trust at a meeting held on September 18, 2013. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Advisor Europe Capital Appreciation and Europe Fund and that the interests of existing shareholders of Advisor Europe Capital Appreciation and Europe Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Advisor Europe Capital Appreciation will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Advisor Series VIII may consider other proposals for the reorganization or liquidation of the fund.


The Board of Trustees of Advisor Europe Capital Appreciation unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 2


TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN EUROPE CAPITAL APPRECIATION AND EUROPE FUND.


Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 2 to this Proxy Statement.

The Agreement contemplates (a) Europe Fund acquiring as of the Closing Date all of the assets of Europe Capital Appreciation in exchange solely for shares of Europe Fund and the assumption by Europe Fund of Europe Capital Appreciation's liabilities; and (b) the distribution of shares of Europe Fund to the shareholders of Europe Capital Appreciation as provided for in the Agreement.

The value of Europe Capital Appreciation's assets to be acquired by Europe Fund and the amount of its liabilities to be assumed by Europe Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Europe Fund's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Europe Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

 As of the Closing Date, Europe Fund will deliver to Europe Capital Appreciation, and Europe Capital Appreciation will distribute to its shareholders of record, shares of Europe Fund so that each Europe Capital Appreciation shareholder will receive the number of full and fractional shares of Europe Fund equal in value to the aggregate net asset value of shares of Europe Capital Appreciation held by such shareholder on the Closing Date; Europe Capital Appreciation will be liquidated as soon as practicable thereafter. Each Europe Capital Appreciation shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Europe Fund due that shareholder. The net asset value per share of Europe Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Europe Fund in a name other than that of the registered holder of the shares on the books of Europe Capital Appreciation as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Europe Capital Appreciation is and will continue to be its responsibility up to and including the Closing Date and such later date on which Europe Capital Appreciation is liquidated.

Europe Capital Appreciation will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed the fund's existing voluntary expense cap. Expenses exceeding the fund's voluntary expense cap will be paid by FMR.

All of the current investments of Europe Capital Appreciation are permissible investments for Europe Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Europe Capital Appreciation and Europe Fund due to the Reorganization that occur prior to the Closing Date will be borne by Europe Capital Appreciation and Europe Fund, respectively. Any transaction costs associated with portfolio adjustments to Europe Capital Appreciation and Europe Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Europe Fund that occur after the Closing Date will be borne by Europe Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Europe Capital Appreciation shareholders' interests may be made subsequent to the Meeting.


Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on September 18, 2013. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Europe Capital Appreciation shareholders to pursue similar goals in a larger combined fund that has a similar investment objective. FMR informed the Board that Europe Capital Appreciation, which was launched as an alternative to Europe Fund under a different portfolio manager, represents a redundancy in the retail product line even though the funds have been managed similarly since 2008. The Board noted that if the fund were combined with Europe Fund, based on data for the twelve months ended July 31, 2013, and assuming the other Reorganization also occurred, Europe Capital Appreciation shareholders would have experienced a net expense reduction. The Board was advised that the consolidation of assets due to the Reorganizations would result in FMR collecting lower management fees in the months following the Reorganization, because fund assets attributable to Europe Capital Appreciation would be subject to Europe Fund's performance adjustment calculation. The Board noted, however, that without knowing future fund size and fund and index performance, it is not possible to calculate long-term future performance fees with certainty.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes but noted that shareholders in taxable accounts may experience some unfavorable tax consequences because the Reorganization would trigger tax rules limiting the usability of Europe Capital Appreciation's capital loss carryforwards following the Reorganization. The Board considered that based on information available at the time of the meeting, it was possible that the Reorganization would cause a significant portion of Europe Capital Appreciation's capital loss carryforwards to necessarily expire unused. The Board also noted, however, that some or all of those capital loss carryforwards might expire unused in the absence of the Reorganization. In addition, the Board noted that following the Reorganization, shareholders of Europe Capital Appreciation might receive capital gain distributions sooner, or in larger amounts, than they would receive otherwise. However, the Board noted FMR's view that the anticipated merger benefits, including net expense reductions, would offset any unfavorable potential tax consequences. In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Based on data for the 12 months ended July 31, 2013, and assuming all proposals are approved, shareholders will benefit from a net expense reduction of 0.03% of average net assets, including performance fees (including voluntary expense cap).

 Attachments 2A-2B provide pro forma expense information for the combined fund based on the pro forma 12 month period ending April 30, 2013, assuming both Proposal 1 and Proposal 2 are approved, including performance fees, while Attachments 4A-4C present similar information, excluding performance fees. Attachments 2A-2B and 3A-3B provide pro forma expense information for the combined fund assuming only Proposal 1 or Proposal 2, respectively, are approved, including the impact of performance fees. Attachments 4A-4C provide similar information excluding performance fees.


Description of the Securities to be Issued

Holders of Fidelity Europe Capital Appreciation Fund shares, a retail class of Europe Capital Appreciation will receive, respectively, Fidelity Europe Fund shares, a retail class of Europe Fund.

Europe Fund is a series of Investment Trust. The Trustees of Investment Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Europe Fund represents an equal proportionate interest with each other share of the fund, and each such share of Europe Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Europe Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Europe Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Investment Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Europe Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Europe Fund's Prospectus, which is incorporated herein by reference. For more information relating to Class A, Class T, Class B, Class C, and Institutional Class of Europe Fund, please see Attachment 1.

 Federal Income Tax Considerations

The exchange of Europe Capital Appreciation's assets for Europe Fund's shares and the assumption of the liabilities of Europe Capital Appreciation by Europe Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Europe Capital Appreciation and Europe Fund, substantially to the effect that:

(i) The acquisition by Europe Fund of substantially all of the assets of Europe Capital Appreciation in exchange solely for Europe Fund shares and the assumption by Europe Fund of all liabilities of Europe Capital Appreciation followed by the distribution of Europe Fund shares to the Europe Capital Appreciation shareholders in exchange for their Europe Capital Appreciation shares in complete liquidation and termination of Europe Capital Appreciation will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Europe Capital Appreciation will recognize no gain or loss upon the transfer of substantially all of its assets to Europe Fund in exchange solely for Europe Fund shares and the assumption by Europe Fund of all liabilities of Europe Capital Appreciation, except that Europe Capital Appreciation may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Europe Capital Appreciation will recognize no gain or loss upon the distribution to its shareholders of the Europe Fund shares received by Europe Capital Appreciation in the Reorganization;

(iv) Europe Fund will recognize no gain or loss upon the receipt of the assets of Europe Capital Appreciation in exchange solely for Europe Fund shares and the assumption of all liabilities of Europe Capital Appreciation;

(v) The adjusted basis to Europe Fund of the assets of Europe Capital Appreciation received by Europe Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Europe Capital Appreciation immediately before the exchange;

(vi) Europe Fund's holding periods with respect to the assets of Europe Capital Appreciation that Europe Fund acquires in the Reorganization will include the respective periods for which those assets were held by Europe Capital Appreciation (except where investment activities of Europe Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(x) The Europe Capital Appreciation shareholders will recognize no gain or loss upon receiving Europe Fund shares in exchange solely for Europe Capital Appreciation shares;

(xi) The aggregate basis of the Europe Fund shares received by a Europe Capital Appreciation shareholder in the Reorganization will be the same as the aggregate basis of the Europe Capital Appreciation shares surrendered by the Europe Capital Appreciation shareholder in exchange therefor; and

(xii) A Europe Capital Appreciation shareholder's holding period for the Europe Fund shares received by the Europe Capital Appreciation shareholder in the Reorganization will include the holding period during which the Europe Capital Appreciation shareholder held Europe Capital Appreciation shares surrendered in exchange therefor, provided that the Europe Capital Appreciation shareholder held such shares as a capital asset on the date of the Reorganization.

 Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Europe Capital Appreciation, which may limit the ability of the combined fund to use Europe Capital Appreciation's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value of Europe Capital Appreciation immediately prior to the Reorganization by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of September 30, 2013. Based on this data, it appears that the application of the aforementioned limitation may cause a substantial portion (potentially greater than 55%) of Europe Capital Appreciation's capital loss carryforwards to necessarily expire unused. However, it is possible that some or all of these capital loss carryforwards would expire unused even in the absence of the Reorganization. The combined fund's ability to use Europe Fund's capital loss carryforwards is not expected to be limited as a result of the Reorganization.

Europe Capital Appreciation shareholders could also experience negative tax consequences as a result of moving into a larger combined fund that would share the tax benefits of each fund's tax losses (to the extent available). If, at the time of the Reorganization, Europe Capital Appreciation still has greater net losses (i.e., the net amount of its capital loss carryforwards, net realized gains/losses and net unrealized gains/losses) as a percentage of assets than Europe Fund, then Europe Capital Appreciation shareholders would be moving into a fund that offers less insulation from future capital gain distributions (i.e., less proportionate losses available to offset future gains). Thus the Reorganization could lead to taxable shareholders of Europe Capital Appreciation losing a significant portion of the benefit of the fund's pre-Reorganization losses and receiving taxable capital gain distributions sooner and/or in larger amounts than they would have in the absence of the Reorganization. Any increase in gain distributions to a Europe Capital Appreciation shareholder will generally be offset by a corresponding reduction in gain or increase in loss if/when the shareholder sells/redeems its combined fund shares in a taxable transaction.

The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Europe Fund following the Reorganization.

Tax Position as of September 30, 2013

Fund Name	Assets as of 9/30/13†	Capital Loss Carryforwards ("CLC's") as of Fiscal Year End 10/31/12†	Current Fiscal Year Net Realized Gains/ (Losses) as of 9/30/13†	Net Unrealized Gains/ (Losses) as of 9/30/13†
Europe Capital Appreciation	$ 347.0	($ 306.1)*	$ 44.1	$ 43.4
Europe	$ 891.4	($ 293.0)**	$ 29.8	$ 138.1

† All Data in Millions

* Approximately $147.2 million of these CLCs expire in 2016, approximately $137.1 million of these CLCs expire in 2017, and approximately $21.6 million of these losses are not subject to expiration. Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period (such as the $21.6 million of losses just mentioned). Such capital losses are required to be used prior to any losses that are subject to expiration.

** Approximately $282.4 million of these CLCs expire in 2017 and approximately $10.6 million of these CLCs are not subject to expiration. As a result of an ownership change that occurred in a prior period (unrelated to the Reorganizations), Europe Fund's ability to use the CLCs expiring in 2017 is limited. Because of that prior ownership change, Europe Fund is subject to annual limits on its use of the CLCs expiring in 2017, but the annual limits will not prevent those approximately $282.4 million of CLCs from being available for use prior to their expiration in 2017

Shareholders of Europe Capital Appreciation should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Europe Capital Appreciation and Europe Fund are diversified series of Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984. Investment Trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Europe Capital Appreciation under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.


Operations of Europe Fund Following the Reorganizations

 FMR does not expect Europe Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Europe Fund in their current capacities. Risteard Hogan and Stefan Lindblad, who serve as co-managers of Europe Fund and Europe Capital Appreciation, are expected to continue to serve as co-managers of the combined fund after the Reorganization. However, FMR may, in its discretion, add or remove portfolio managers for a fund at any time.


Capitalization

 The following table shows the capitalization of Europe Capital Appreciation, and Europe Fund as of November 30, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of November 30, 2013, the net assets of Europe Capital Appreciation were $363,040,836, or 37.1% of Europe Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Europe Capital AppreciationA
 Retail Class	$ 363,040,836	$ 23.26	15,604,872
Europe Fund
 Retail Class	$ 978,629,232	$ 38.35	25,517,407
Europe Pro Forma Combined Fund
 Retail Class	$ 1,341,670,068	$ 38.35	34,983,922

A Estimated one time reorganization costs are $395,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 2 occurs. Attachment 5 provides pro forma capitalization for the combined fund if both of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Europe Fund after the applicable Reorganization would still appear exactly as shown above.

 The table above assumes that the Reorganization described in this Proposal 2 occurred on November 30, 2013. The table is for information purposes only. No assurance can be given as to how many Europe Fund shares will be received by shareholders of Europe Capital Appreciation on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Europe Fund that actually will be received on or after that date.


Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Investment Trust at a meeting held on September 18, 2013. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Europe Capital Appreciation and Europe Fund and that the interests of existing shareholders of Europe Capital Appreciation and Europe Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Europe Capital Appreciation will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Investment Trust may consider other proposals for the reorganization or liquidation of the fund.


The Board of Trustees of Europe Capital Appreciation unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

 ADDITIONAL INFORMATION ABOUT THE FUNDS

Europe Fund's financial highlights for the past 5 fiscal years ended October 31 (audited), updated to include semiannual data for the six month period ended April 30, 2013 (unaudited), are shown in the table below:

Fidelity Europe Fund

	Six months ended April 30, 2013 (Unaudited)	Years ended October 31,
		2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57	$ 47.46
Income from Investment Operations
Net investment income (loss)D	.35	.64	.48	.33	.52	.68
Net realized and unrealized gain (loss)	3.88	2.45	(2.97)	2.50	5.16	(20.84)
Total from investment operations	4.23	3.09	(2.49)	2.83	5.68	(20.16)
Distributions from net investment income	(.70)	(.60)	(.67)	(.52)	(.73)	(.65)
Distributions from net realized gain	(.01)	(.02)	-	-	-	(3.08)
Total distributions	(.71)	(.61)I	(.67)	(.52)	(.73)	(3.73)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 33.67	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Total Return B, C	14.28%	11.53%	(8.32)%	10.01%	25.36%	(46.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.06%A	.83%	1.10%	1.12%	1.09%	1.00%
Expenses net of fee waivers, if any	1.06%A	.83%	1.10%	1.12%	1.09%	1.00%
Expenses net of all reductions	1.00%A	.80%	1.06%	1.04%	1.04%	.95%
Net investment income (loss)	2.18%A	2.33%	1.56%	1.15%	2.22%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,900	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423	$ 2,751,772
Portfolio turnover rateF	57%A	127%	117%	136%	135%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

I Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

Europe Fund's financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semi-Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Advisor Europe Capital Appreciation's financial highlights for the fiscal year ended October 31, 2012 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund's Prospectus. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to shareholders for the six month period ended April 30, 2013. Advisor Europe Capital Appreciation's updated financial highlights are incorporated herein by reference.

Europe Capital Appreciation's financial highlights for the fiscal year ended October 31, 2012 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund's Prospectus. The financial highlights are updated to include the corresponding semiannual data (unaudited) for the six month period ended April 30, 2013. Europe Capital Appreciation's updated financial highlights are incorporated herein by reference.

The financial highlights audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION


Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts' Boards of Trustees to be used at the Meetings. The purpose of the Meetings is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about December 16, 2013. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Advisor Europe Capital Appreciation and Europe Capital Appreciation. Advisor Europe Capital Appreciation and Europe Capital Appreciation may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Advisor Europe Capital Appreciation and Europe Capital Appreciation. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for D.F. King & Co., Inc. to call and solicit votes	Estimated aggregate cost for D.F. King & Co., Inc. to receive votes over the phone
Advisor Europe Capital Appreciation	$ 6,500	$ 1,500
Europe Capital Appreciation	$ 26,000	$ 4,000

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

Advisor Europe Capital Appreciation and Europe Capital Appreciation will pay their applicable portions of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, provided the expenses do not exceed a fund's or class's existing voluntary expense cap set forth below. Expenses exceeding a fund's or class's voluntary expense cap will be paid by FMR.

Fund Name	Expense Cap
Advisor Europe Capital Appreciation: Class A	1.45%
Advisor Europe Capital Appreciation: Class T	1.70%
Advisor Europe Capital Appreciation: Class B	2.20%
Advisor Europe Capital Appreciation: Class C	2.20%
Advisor Europe Capital Appreciation: Institutional Class	1.20%
Europe Capital Appreciation: Retail Class	1.20%

Each of Advisor Europe Capital Appreciation and Europe Capital Appreciation will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund. Expenses exceeding a fund's or class's expense cap will be paid by FMR.

For a free copy of Advisor Europe Capital Appreciation's annual report for the fiscal year ended October 31, 2012 and semiannual report for the fiscal period ended April 30, 2013 call 1-877-208-0098, log-on to www.advisor.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Europe Capital Appreciation's annual report for the fiscal year ended October 31, 2012 and semiannual report for the fiscal period ended April 30, 2013 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Europe Fund's annual report for the fiscal year ended October 31, 2012 and semiannual report for the fiscal period ended April 30, 2013 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.


Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on December 16, 2013 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending a fund's Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.).

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each fund's outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. For Europe Capital Appreciation and Europe Fund, you may visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of October 31, 2013, shares of each class of Advisor Europe Capital Appreciation and Europe Capital Appreciation issued and outstanding were as follows:

Number of Shares
Advisor Europe Capital Appreciation: Class A	1,018,908
Advisor Europe Capital Appreciation: Class T	511,285
Advisor Europe Capital Appreciation: Class B	55,069
Advisor Europe Capital Appreciation: Class C	381,695
Advisor Europe Capital Appreciation: Institutional Class	219,925
Europe Capital Appreciation: Retail Class	15,669,197

As of October 31, 2013, shares of each class of Europe Fund issued and outstanding were as follows:

Number of Shares
Europe Fund: Retail Class	25,227,855

As of October 31, 2013, the Trustees, Member of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of October 31, 2013, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class or a fund, as applicable:


Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Europe Fund	VIP FundsManager® 50% Portfolio	Boston	MA	7.20%
Fidelity Advisor Europe Capital Appreciation Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	9.18%
Fidelity Advisor Europe Capital Appreciation Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	8.33%
Fidelity Advisor Europe Capital Appreciation Fund: Class A	LPL Financial	Boston	MA	7.96%
Fidelity Advisor Europe Capital Appreciation Fund: Class A	Wells Fargo Bank	Charlotte	NC	5.40%
Fidelity Advisor Europe Capital Appreciation Fund: Class T	ADP	Roseland	NJ	16.73%
Fidelity Advisor Europe Capital Appreciation Fund: Class T	LPL Financial	Boston	MA	6.08%
Fidelity Advisor Europe Capital Appreciation Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	5.90%
Fidelity Advisor Europe Capital Appreciation Fund: Class T	NFP Securities Inc.	Austin	TX	5.56%
Fidelity Advisor Europe Capital Appreciation Fund: Class B	AIG	Woodbury	MN	5.55%
Fidelity Advisor Europe Capital Appreciation Fund: Class C	BankAmerica Corp.	Jacksonville	FL	21.81%
Fidelity Advisor Europe Capital Appreciation Fund: Class C	Paychex Securities Corporation	West Henrietta	NY	10.72%
Fidelity Advisor Europe Capital Appreciation Fund: Class C	Credit Suisse Securities (USA) LLC	New York	NY	5.06%
Fidelity Advisor Europe Capital Appreciation Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	25.84%
Fidelity Advisor Europe Capital Appreciation Fund: Institutional Class	Investment Planners, Inc.	Decatur	IL	18.63%
Fidelity Advisor Europe Capital Appreciation Fund: Institutional Class	LPL Financial	Boston	MA	11.25%
Fidelity Advisor Europe Capital Appreciation Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	7.05%
Fidelity Advisor Europe Capital Appreciation Fund: Institutional Class	Private Client Services, LLC	Louisville	KY	5.65%


Required Vote

Approval of each Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Europe Fund shares have been passed upon by Dechert LLP, counsel to Investment Trust.


Experts

 The audited financial statements of Advisor Europe Capital Appreciation are incorporated by reference into the Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended October 31, 2012. The unaudited financial statements for Advisor Europe Capital Appreciation for the six-month period ended April 30, 2013 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their report given on their authority as experts in auditing and accounting.

 The audited financial statements of Europe Capital Appreciation are incorporated by reference into the Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended October 31, 2012. The unaudited financial statements for Europe Capital Appreciation for the six-month period ended April 30, 2013 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their report given on their authority as experts in auditing and accounting.

The audited financial statements of Europe Fund are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended October 31, 2012. The unaudited financial statements for Europe Fund for the six-month period ended April 30, 2013 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their report given on their authority as experts in auditing and accounting.


Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Advisor Series VIII and Investment Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

Form of Agreement and Plan of Reorganization of Fidelity Advisor® Europe Capital Appreciation Fund

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [_____], by and between Fidelity Advisor Series VIII, a Massachusetts business trust, on behalf of its series Fidelity Advisor® Europe Capital Appreciation Fund (the Acquired Fund), and Fidelity Investment Trust, a Massachusetts business trust, on behalf of its series Fidelity® Europe Fund (the Acquiring Fund). Fidelity Advisor Series VIII and Fidelity Investment Trust may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statement of Additional Information of the Acquired Fund dated December 29, 2012, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at October 31, 2013, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2013. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2013 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since October 31, 2013;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated December 29, 2012, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at October 31, 2013, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2013. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2013 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since October 31, 2013;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2014;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement[, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities)].

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on March 21, 2014, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since October 31, 2013, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided that during the period between shareholder approval and the Closing Date, the Acquired Fund may temporarily depart from its principal investment strategies, including its name test policy, to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

SIGNATURE LINES OMITTED

Exhibit 2

Form of Agreement and Plan of Reorganization of Fidelity® Europe Capital Appreciation Fund

 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [_____], by and between Fidelity Investment Trust, a Massachusetts business trust, on behalf of its series Fidelity® Europe Capital Appreciation Fund (the Acquired Fund) and Fidelity Europe Fund (the Acquiring Fund). Fidelity Investment Trust may be referred to herein as the "Trust." The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated December 29, 2012, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at October 31, 2013, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2013. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2013 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since October 31, 2013;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated December 29, 2012, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at October 31, 2013, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2013. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2013 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since October 31, 2013;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2014;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement[, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities)].

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on March 21, 2014, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since October 31, 2013, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided that during the period between shareholder approval and the Closing Date, the Acquired Fund may temporarily depart from its principal investment strategies, including its name test policy, to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

SIGNATURE LINES OMITTED

Attachment 1

INFORMATION APPLICABLE TO
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS OF FIDELITY EUROPE FUND

Investment Details

Investment Objective

Fidelity Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular country or group of countries, the fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, the fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply. In addition, the private and public sectors' debt problems of a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States, public deficits are an ongoing concern in many European countries, and the region is currently facing great economic uncertainty and slow economic growth or recession. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Europe Fund seeks growth of capital over the long term.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Europe Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Country or Geographic Region

The Adviser considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

The fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Subject to certain limited exceptions described below, investments in Class B shares are no longer accepted. Existing Class B shareholders may continue (i) to hold their Class B shares (including any Class B shares acquired pursuant to an exchange or the reinvestment of dividends and capital gain distributions), (ii) to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund, and (iii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on Class B shares (including through the Directed Dividends option), in each case until those Class B shares automatically convert to Class A shares under the existing conversion schedule. Any purchase order for Class B shares (other than pursuant to an exchange or the reinvestment of dividends and capital gain distributions) will be deemed to be a purchase order for Class A shares and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares, including Class B shares, in all eligible accounts. For more information, please see the Fund Distribution section of the prospectus.

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Buying Shares

(For Class A, Class T, Class B, and Class C):

The price to buy one share of Class A or Class T is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class B or Class C is its NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

(For Institutional Class):

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The price to buy one share is its NAV. Institutional Class shares are sold without a sales charge.

(For All Classes):

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Class A, Class T, Class B, Class C, and Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus the short-term redemption fee, if applicable, and any applicable CDSC. The price to sell one share of Institutional Class is its NAV, minus the short-term redemption fee, if applicable.

If you sell your shares after holding them less than 30 days, a 1.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

The fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions related to death or due to a divorce decree.
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees.
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.
  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Any applicable CDSC is calculated before deducting any applicable redemption fee.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable, and any applicable CDSC. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

As an Institutional Class shareholder, you have the privilege of exchanging Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus, including any purchase and sale requirements.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of a Fidelity fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the net asset value minus, if applicable, any short-term redemption fee or CDSC, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, and any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Distribution

(For Class A, Class T, Class B, and Class C):

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  Sales charges and concessions.
  Distribution and/or service (12b-1) fees.
  Finder's fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 57.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Certain conditions and exceptions apply. See "Finder's Fees" on page 57.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor Diversified Stock Fund and Fidelity Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase
Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained.

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained.

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, or Class C shares, as applicable. If you have sold all or part of your Class B shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in Class A shares (without incurring a front-end sales charge) of the fund or another Fidelity fund that offers Advisor classes of shares at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of a class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class T, Class B, and Class C.

(For Institutional Class):

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Institutional Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

(For All Classes):

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Attachment 2A

The following tables show the fees and expenses of Advisor Europe Capital Appreciation and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.


Note: Advisor Europe Capital Appreciation had voluntary expense caps during the 12 months ended April 30, 2013 (see "Expense Reimbursement Arrangements" on page 10 for a summary of these arrangements). Expenses of this fund shown in the Annual Class Operating Expenses tables below do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of this fund exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. These voluntary arrangements may be discontinued by FMR at any time.

Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Class A

Class T

Class B

Class C

Institutional Class

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Europe Fund

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund Pro Forma Combined

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C	None	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Class A

Class T

Class B

Class C

Institutional Class

Management fee	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None
Other expenses	1.08%	1.11%	1.12%	1.07%	0.92%
Total annual operating expenses	2.04%	2.32%	2.83%	2.78%	1.63%

A Based on expenses for the 12 months ended April 30, 2013.

Europe FundA

Retail Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual fund operating expenses	1.03%

A Based on expenses for the 12 months ended April 30, 2013.

Europe Fund Pro Forma CombinedA

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None	None
Other expenses	0.40%	0.42%	0.40%	0.40%	0.29%	0.30%
Total annual operating expenses	1.38%	1.65%	2.13%	2.13%	1.02%	1.03%

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 2B

The following tables show the fees and expenses of Europe Capital Appreciation and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.


Note: Europe Capital Appreciation had a voluntary expense cap during the 12 months ended April 30, 2013 (see "Expense Reimbursement Arrangements" on page 10 for a summary of these arrangements). Expenses of this fund shown in the Annual Class Operating Expenses tables below do not reflect this voluntary expense cap. To the extent that the gross expenses of the fund exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the fund's shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. This voluntary arrangement may be discontinued by FMR at any time.

Shareholder Fees (fees paid directly from your investment)

Europe Capital Appreciation

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund Pro Forma Combined

Retail Class

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Europe Capital AppreciationA

Retail Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual operating expenses	1.05%

A Based on expenses for the 12 months ended April 30, 2013.

Europe FundA

Retail Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual fund operating expenses	1.03%

A Based on expenses for the 12 months ended April 30, 2013.

Europe Fund Pro Forma CombinedA

Retail Class

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual operating expenses	1.03%

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 3A

The following table illustrates the expenses on a hypothetical $10,000 investment in Advisor Europe Capital Appreciation and Europe Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 2A, assuming a 5% annual return if only Proposal 1 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Europe Capital Appreciation

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 770	$ 770	$ 577	$ 577	$ 786	$ 286	$ 381	$ 281	$ 166
3 years	$ 1,178	$ 1,178	$ 1,049	$ 1,049	$ 1,177	$ 877	$ 862	$ 862	$ 514
5 years	$ 1,610	$ 1,610	$ 1,547	$ 1,547	$ 1,694	$ 1,494	$ 1,469	$ 1,469	$ 887
10 years	$ 2,808	$ 2,808	$ 2,913	$ 2,913	$ 2,881	$ 2,881	$ 3,109	$ 3,109	$ 1,933

Europe Fund

Retail Class

1 year	$ 105
3 years	$ 328
5 years	$ 569
10 years	$ 1,259

Europe Fund Pro Forma CombinedA

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 707	$ 707	$ 512	$ 512	$ 716	$ 216	$ 316	$ 216	$ 104	$ 105
3 years	$ 987	$ 987	$ 852	$ 852	$ 967	$ 667	$ 667	$ 667	$ 325	$ 328
5 years	$ 1,287	$ 1,287	$ 1,216	$ 1,216	$ 1,344	$ 1,144	$ 1,144	$ 1,144	$ 563	$ 569
10 years	$ 2,137	$ 2,137	$ 2,236	$ 2,236	$ 2,182	$ 2,182	$ 2,462	$ 2,462	$ 1,248	$ 1,259

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 3B

The following table illustrates the expenses on a hypothetical $10,000 investment in Europe Capital Appreciation and Europe Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 2B, assuming a 5% annual return if only Proposal 2 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Europe Capital Appreciation

Retail Class

1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283

Europe Fund

Retail Class

1 year	$ 105
3 years	$ 328
5 years	$ 569
10 years	$ 1,259

Europe Fund Pro Forma CombinedA

Retail Class

1 year	$ 105
3 years	$ 328
5 years	$ 569
10 years	$ 1,259

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 4A

The following tables show the fees and expenses of Advisor Europe Capital Appreciation, Europe Capital Appreciation, and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations but excluding performance adjustments for the funds that have performance adjustments (i.e., all except Advisor Europe Capital Appreciation).


Note: Advisor Europe Capital Appreciation and Europe Capital Appreciation each had voluntary expense caps during the 12 months ended April 30, 2013 (see "Expense Reimbursement Arrangements" on page 9 for a summary of these arrangements). Expenses of these funds shown in the Annual Class Operating Expenses tables below do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of either of these funds exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. These voluntary arrangements may be discontinued by FMR at any time.

Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Class A

Class T

Class B

Class C

Institutional Class

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Europe Capital Appreciation

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund Pro Forma Combined

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C	None	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Class A

Class T

Class B

Class C

Institutional Class

Management fee	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None
Other expenses	1.08%	1.11%	1.12%	1.07%	0.92%
Total annual operating expenses	2.04%	2.32%	2.83%	2.78%	1.63%

A Based on expenses for the 12 months ended April 30, 2013.

Europe Capital AppreciationA

Retail Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual operating expenses	1.05%

A Based on expenses for the 12 months ended April 30, 2013.

Europe FundA

Retail Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual fund operating expenses	1.01%

A Based on expenses for the 12 months ended April 30, 2013.

Europe Fund Pro Forma CombinedA

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

Management fee	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None	None
Other expenses	0.39%	0.40%	0.39%	0.39%	0.28%	0.30%
Total annual operating expenses	1.35%	1.61%	2.10%	2.10%	0.99%	1.01%

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 4B

The following tables show the fees and expenses of Advisor Europe Capital Appreciation and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved but excluding performance adjustments for the funds that have performance adjustments (i.e., all except Advisor Europe Capital Appreciation). Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.


Note: Advisor Europe Capital Appreciation had voluntary expense caps during the 12 months ended April 30, 2013 (see "Expense Reimbursement Arrangements" on page 9 for a summary of these arrangements). Expenses of this fund shown in the Annual Class Operating Expenses tables below do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of this fund exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. These voluntary arrangements may be discontinued by FMR at any time.

Shareholder Fees (fees paid directly from your investment)

Advisor Europe Capital Appreciation

Class A

Class T

Class B

Class C

Institutional Class

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Europe Fund

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund Pro Forma Combined

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C	None	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Advisor Europe Capital AppreciationA

Class A

Class T

Class B

Class C

Institutional Class

Management fee	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None
Other expenses	1.08%	1.11%	1.12%	1.07%	0.92%
Total annual operating expenses	2.04%	2.32%	2.83%	2.78%	1.63%

A Based on expenses for the 12 months ended April 30, 2013.

Europe FundA

Retail Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual fund operating expenses	1.01%

A Based on expenses for the 12 months ended April 30, 2013.

Europe Fund Pro Forma CombinedA

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

Management fee	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None	None
Other expenses	0.40%	0.41%	0.39%	0.40%	0.28%	0.30%
Total annual operating expenses	1.36%	1.62%	2.10%	2.11%	0.99%	1.01%

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 4C

The following tables show the fees and expenses of Europe Capital Appreciation and Europe Fund for the 12 months ended April 30, 2013, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved but excluding performance adjustments for both funds. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.


Note: Europe Capital Appreciation had a voluntary expense cap during the 12 months ended April 30, 2013 (see "Expense Reimbursement Arrangements" on page 9 for a summary of these arrangements). Expenses of this fund shown in the Annual Class Operating Expenses tables below do not reflect this voluntary expense cap. To the extent that the gross expenses of the fund exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the fund's shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. This voluntary arrangement may be discontinued by FMR at any time.

Shareholder Fees (fees paid directly from your investment)

Europe Capital Appreciation

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund

Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Europe Fund Pro Forma Combined


Retail Class

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%


Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Europe Capital AppreciationA

Retail Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual operating expenses	1.05%

A Based on expenses for the 12 months ended April 30, 2013.

Europe FundA

Retail Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual fund operating expenses	1.01%

A Based on expenses for the 12 months ended April 30, 2013.

Europe Fund Pro Forma CombinedA

Retail Class

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual operating expenses	1.01%

A Based on estimated expenses for the 12 months ended April 30, 2013.

Attachment 5

The following table shows the capitalization of Advisor Europe Capital Appreciation, Europe Capital Appreciation, and Europe Fund as of November 30, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if both Proposal 1 and Proposal 2 are approved. As of November 30, 2013, the net assets of Advisor Europe Capital Appreciation were $34,691,423, or 3.5% of Europe Fund. As of November 30, 2013, the net assets of Europe Capital Appreciation were $363,040,836, or 37.1% of Europe Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Europe Capital AppreciationA
 Class A	$ 15,407,965	$ 14.69	1,048,612
 Class T	$ 7,686,036	$ 14.63	525,484
 Class B	$ 773,673	$ 14.23	54,352
 Class C	$ 5,948,342	$ 14.11	421,487
 Institutional Class	$ 4,875,407	$ 14.99	325,175
Europe Capital AppreciationB
 Retail Class	$ 363,040,836	$ 23.26	15,604,872
Europe Fund
 Retail Class	$ 978,629,232	$ 38.35	25,517,407
Europe Pro Forma Combined Fund
 Class AC	$ 15,407,965	$ 38.35	401,772
 Class TC	$ 7,686,036	$ 38.35	200,418
 Class BC	$ 773,673	$ 38.35	20,174
 Class CC	$ 5,948,342	$ 38.35	155,107
 Institutional ClassC	$ 4,875,407	$ 38.35	127,129
 Retail Class	$ 1,341,670,068	$ 38.35	34,983,922

A Estimated one time reorganization costs are $23,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

B Estimated one time reorganization costs are $395,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

C Pro Forma Combined Fidelity Advisor Europe Fund Class A, Class T, Class B, Class C, and Institutional Class will commence operations prior to the closing of the Reorganization. The initial NAV per share used within this table represents Retail Class's NAV as of November 30, 2013.

Fidelity Advisor, Fidelity, Fidelity Advisor Money Line, and Directed Dividends are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third party marks appearing above are the marks of their respective owners.

1.9584126.100 EUR-PXS-1213

Supplement to
Fidelity's Targeted International Equity Funds®
December 29, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Europe Capital Appreciation Fund and Fidelity® Europe Fund pursuant to which Fidelity Europe Capital Appreciation Fund would be reorganized on a tax-free basis with and into Fidelity Europe Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Europe Capital Appreciation Fund in exchange for corresponding shares of Fidelity Europe Fund equal in value to the net assets of Fidelity Europe Capital Appreciation Fund and the assumption by Fidelity Europe Fund of all of the liabilities of Fidelity Europe Capital Appreciation Fund. After the exchange, Fidelity Europe Capital Appreciation Fund will distribute the Fidelity Europe Fund shares to its shareholders pro rata, in liquidation of Fidelity Europe Capital Appreciation Fund. As a result, shareholders of Fidelity Europe Capital Appreciation Fund will become shareholders of Fidelity Europe Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Europe Capital Appreciation Fund is expected to be held during the first quarter of 2014 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Europe Capital Appreciation Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about March 21, 2014. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on July 19, 2013, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on July 19, 2013 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by July 19, 2013, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since July 19, 2013, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Europe Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information for Fidelity Emerging Asia Fund found in the "Fund Summary" section under the heading "Performance" on page 10.

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to December 1, 2010, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

The Board has approved closing Fidelity® Europe Capital Appreciation Fund effective after the close of business on July 19, 2013, as the Board and FMR are considering merging the fund.

The following information replaces similar information for Fidelity® Europe Capital Appreciation Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 16.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Europe Capital Appreciation Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Risteard Hogan (co-manager) has managed the fund since March 2013.

TIF-13-07  December 16, 2013
1.483702.182

Stefan Lindblad (co-manager) has managed the fund since December 2013.

The following information supplements information for Fidelity Europe Capital Appreciation Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 16.

The fund will be closed to new investors effective after the close of business on July 19, 2013. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

The following information replaces similar information for Fidelity Europe Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Risteard Hogan (co-manager) has managed the fund since April 2012.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

The following information replaces similar information for Fidelity Pacific Basin Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 34.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Pacific Basin Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 34.

John Dance (portfolio manager) has managed the fund since October 2013.

The following information for Fidelity Europe Capital Appreciation Fund supplements information found in the "Shareholder Information" section on page 43.

Fidelity Europe Capital Appreciation Fund will be closed to new investors effective after the close of business on July 19, 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 45.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Canada Fund and Fidelity Emerging Markets Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of FMR.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund, Fidelity Emerging Asia Fund, and Fidelity Pacific Basin Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR H.K. is an affiliate of FMR.
  FIJ, at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund. As of March 31, 2012, FIJ had approximately $13.2 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, and Fidelity Pacific Basin Fund.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 50.

Risteard Hogan is co-manager of Fidelity Europe Capital Appreciation Fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Stefan Lindblad is co-manager of Fidelity Europe Capital Appreciation Fund, which he has managed since December 2013. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

The following information replaces the biographical information for Risteard Hogan found in the "Fund Management" section on page 50.

Risteard Hogan is co-manager of Fidelity Europe Fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Stefan Lindblad is co-manager of Fidelity Europe Fund, which he has managed since December 2013. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

The following information replaces the biographical information for Dale Nicholls found in the "Fund Management" section on page 50.

John Dance is portfolio manager of Fidelity Pacific Basin Fund, which he has managed since October 2013. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Fidelity's Targeted International Equity Funds®

Fund	Ticker
Fidelity® Canada Fund Class/Ticker Fidelity Canada Fund	FICDX
Fidelity China Region Fund Class/Ticker Fidelity China Region Fund	FHKCX
Fidelity Emerging Asia Fund	FSEAX
Fidelity Emerging Markets Fund Class/Ticker Fidelity Emerging Markets Fund	FEMKX
Fidelity Europe Capital Appreciation Fund	FECAX
Fidelity Europe Fund	FIEUX
Fidelity Japan Fund Class/Ticker Fidelity Japan Fund	FJPNX
Fidelity Japan Smaller Companies Fund	FJSCX
Fidelity Latin America Fund Class/Ticker Fidelity Latin America Fund	FLATX
Fidelity Nordic Fund	FNORX
Fidelity Pacific Basin Fund	FPBFX

In this prospectus, the term "shares" (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

December 29, 2012

Contents

Fund Summary	(Click Here)	Fidelity® Canada Fund
	(Click Here)	Fidelity® China Region Fund
	(Click Here)	Fidelity Emerging Asia Fund
	(Click Here)	Fidelity Emerging Markets Fund
	(Click Here)	Fidelity Europe Capital Appreciation Fund
	(Click Here)	Fidelity Europe Fund
	(Click Here)	Fidelity Japan Fund
	(Click Here)	Fidelity Japan Smaller Companies Fund
	(Click Here)	Fidelity Latin America Fund
	(Click Here)	Fidelity Nordic Fund
	(Click Here)	Fidelity Pacific Basin Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity® Canada Fund/Fidelity Canada Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.27%
Total annual operating expenses	0.77%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 79
3 years	$ 246
5 years	$ 428
10 years	$ 954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
  Potentially investing in securities of U.S. issuers.
  Normally investing primarily in common stocks.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Canada. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-4.27%	51.91%	23.92%	27.89%	15.04%	35.02%	-42.64%	39.63%	21.84%	-12.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.96%	June 30, 2009
Lowest Quarter Return	-30.45%	December 31, 2008
Year-to-Date Return	8.20%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Canada Fund
Return Before Taxes	-12.44%	2.90%	11.83%
Return After Taxes on Distributions	-12.74%	2.58%	11.60%
Return After Taxes on Distributions and Sale of Fund Shares	-7.92%	2.50%	10.65%
S&P®/TSX Composite Index (reflects no deduction for fees, expenses, or taxes)	-10.92%	4.05%	11.95%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Douglas Lober (portfolio manager) has managed the fund since September 2008.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® China Region Fund/Fidelity China Region Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.33%
Total annual operating expenses	1.04%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 106
3 years	$ 331
5 years	$ 574
10 years	$ 1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.
  Normally investing primarily in common stocks.
  Allocating investments across different China region countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the China Region. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-15.08%	45.49%	11.55%	14.46%	29.67%	46.26%	-44.85%	65.55%	18.00%	-20.35%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.41%	June 30, 2009
Lowest Quarter Return	-22.82%	September 30, 2011
Year-to-Date Return	10.36%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® China Region Fund
Return Before Taxes	-20.35%	4.65%	9.89%
Return After Taxes on Distributions	-20.63%	4.02%	9.38%
Return After Taxes on Distributions and Sale of Fund Shares	-12.83%	4.03%	8.75%
MSCI® Golden Dragon Index (reflects no deduction for fees, expenses, or taxes)	-18.35%	1.60%	8.55%
Fidelity China Region Fund Linked IndexSM (reflects no deduction for fees, expenses, or taxes)	-18.35%	1.57%	8.41%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Bobby Bao (portfolio manager) has managed the fund since October 2011.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Emerging Asia Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.60%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual fund operating expenses	0.94%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 96
3 years	$ 300
5 years	$ 520
10 years	$ 1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different Asian countries with emerging markets.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Asia. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Prior to December 1, 2010, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-11.35%	52.34%	13.59%	33.56%	37.19%	55.39%	-51.89%	39.20%	22.78%	-16.17%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.64%	June 30, 2007
Lowest Quarter Return	-22.23%	September 30, 2011
Year-to-Date Return	12.95%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Asia Fund
Return Before Taxes	-16.17%	1.38%	11.65%
Return After Taxes on Distributions	-16.41%	0.76%	11.19%
Return After Taxes on Distributions and Sale of Fund Shares	-10.17%	1.11%	10.45%
MSCI® AC (All Country) Asia ex Japan Index (reflects no deduction for fees or expenses)	-17.28%	2.82%	11.62%
Fidelity Emerging Asia Fund Linked IndexSM (reflects no deduction for fees or expenses)	-17.28%	2.51%	10.80%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Colin Chickles (portfolio manager) has managed the fund since October 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Emerging Markets Fund/Fidelity Emerging Markets Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.38%
Total annual operating expenses	1.09%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 111
3 years	$ 347
5 years	$ 601
10 years	$ 1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-6.93%	48.80%	22.94%	44.31%	33.39%	45.06%	-60.83%	76.00%	18.22%	-21.04%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.33%	June 30, 2009
Lowest Quarter Return	-34.17%	December 31, 2008
Year-to-Date Return	8.04%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Markets Fund
Return Before Taxes	-21.04%	-1.37%	11.83%
Return After Taxes on Distributions	-21.20%	-1.48%	11.76%
Return After Taxes on Distributions and Sale of Fund Shares	-13.44%	-0.93%	10.84%
MSCI® Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-18.17%	2.70%	14.20%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Europe Capital Appreciation Fund

Investment Objective

The fund seeks long-term capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.60%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.35%
Total annual fund operating expenses	0.95%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 97
3 years	$ 303
5 years	$ 525
10 years	$ 1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
  Normally investing primarily in common stocks.
  Allocating investments across different European countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Europe. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-15.01%	36.87%	16.41%	16.20%	35.45%	14.76%	-46.26%	32.08%	8.38%	-16.91%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.54%	June 30, 2009
Lowest Quarter Return	-24.91%	September 30, 2011
Year-to-Date Return	15.52%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Europe Capital Appreciation Fund
Return Before Taxes	-16.91%	-6.01%	4.57%
Return After Taxes on Distributions	-17.20%	-6.74%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares	-10.61%	-4.86%	4.03%
MSCI® Europe Index (reflects no deduction for fees or expenses)	-10.84%	-4.97%	4.58%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Melissa Reilly (portfolio manager) has managed the fund since May 2007.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Europe Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Total annual fund operating expenses	0.83%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 85
3 years	$ 265
5 years	$ 460
10 years	$ 1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
  Normally investing primarily in common stocks.
  Allocating investments across different European countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Europe. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-25.46%	46.91%	28.95%	18.17%	25.18%	16.41%	-44.02%	31.65%	8.56%	-16.76%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.36%	June 30, 2003
Lowest Quarter Return	-28.01%	September 30, 2002
Year-to-Date Return	16.37%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Europe Fund
Return Before Taxes	-16.76%	-4.96%	4.94%
Return After Taxes on Distributions	-17.06%	-5.35%	4.22%
Return After Taxes on Distributions and Sale of Fund Shares	-10.51%	-3.94%	4.37%
MSCI® Europe Index (reflects no deduction for fees or expenses)	-10.84%	-4.97%	4.58%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Risteard Hogan (portfolio manager) has managed the fund since April 2012.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Japan Fund/Fidelity Japan Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.77%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Total annual operating expenses	1.09%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 111
3 years	$ 347
5 years	$ 601
10 years	$ 1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Japanese issuers and other investments that are tied economically to Japan.
  Normally investing primarily in common stocks.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Japan. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-7.36%	37.02%	10.92%	42.68%	-5.02%	-2.68%	-36.81%	15.33%	14.70%	-15.85%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.58%	June 30, 2009
Lowest Quarter Return	-18.62%	September 30, 2008
Year-to-Date Return	2.50%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Japan Fund
Return Before Taxes	-15.85%	-7.30%	2.71%
Return After Taxes on Distributions	-16.22%	-7.88%	2.37%
Return After Taxes on Distributions and Sale of Fund Shares	-10.01%	-5.84%	2.49%
Tokyo Stock Price Index (TOPIX) (reflects no deduction for fees, expenses, or taxes)	-12.50%	-5.91%	3.39%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Rie Shigekawa (portfolio manager) has managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Japan Smaller Companies Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual fund operating expenses	1.05%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell/Nomura Mid-Small Cap Index or the JASDAQ Index).
  Potentially investing in securities of Japanese issuers with larger market capitalizations.
  Normally investing primarily in common stocks.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Japan. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	0.94%	60.89%	22.29%	41.36%	-21.54%	-12.35%	-34.49%	18.08%	12.25%	-5.79%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	41.19%	June 30, 2009
Lowest Quarter Return	-20.08%	March 31, 2009
Year-to-Date Return	9.24%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Japan Smaller Companies Fund
Return Before Taxes	-5.79%	-6.44%	4.68%
Return After Taxes on Distributions	-6.03%	-6.63%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	-3.59%	-5.33%	4.18%
Russell/Nomura Mid-Small CapTM Index (reflects no deduction for fees, expenses, or taxes)	-8.09%	-3.59%	5.75%
Fidelity Japan Smaller Companies Fund Linked IndexSM (reflects no deduction for fees, expenses, or taxes)	-8.09%	-3.22%	6.63%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Nicholas Price (portfolio manager) has managed the fund since October 2008.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Latin America Fund/Fidelity Latin America Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Total annual operating expenses	1.02%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.
  Normally investing primarily in common stocks.
  Allocating investments across different Latin American countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Latin America. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-20.85%	65.78%	41.11%	55.17%	44.33%	43.71%	-54.64%	91.60%	16.49%	-15.79%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.89%	June 30, 2009
Lowest Quarter Return	-35.24%	December 31, 2008
Year-to-Date Return	0.74%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Latin America Fund
Return Before Taxes	-15.79%	4.15%	17.65%
Return After Taxes on Distributions	-16.02%	3.91%	17.34%
Return After Taxes on Distributions and Sale of Fund Shares	-10.01%	3.68%	16.14%
MSCI® EM (Emerging Markets) Latin America Index (reflects no deduction for fees, expenses, or taxes)	-19.15%	6.84%	18.91%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Adam Kutas (portfolio manager) has managed the fund since February 2009.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Nordic Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.37%
Total annual fund operating expenses	1.08%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 110
3 years	$ 343
5 years	$ 595
10 years	$ 1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.
  Normally investing primarily in common stocks.
  Allocating investments across different Nordic countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Nordic market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the Nordic Region. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in the Nordic region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Nordic region and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.27%	38.82%	32.72%	18.50%	36.67%	23.22%	-55.96%	47.49%	26.49%	-20.33%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.00%	June 30, 2009
Lowest Quarter Return	-30.46%	September 30, 2008
Year-to-Date Return	16.11%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nordic Fund
Return Before Taxes	-20.33%	-4.21%	7.00%
Return After Taxes on Distributions	-20.59%	-4.65%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares	-12.86%	-3.40%	6.26%
FTSE® Capped Nordic Index (reflects no deduction for fees, expenses, or taxes)	-17.88%	-1.64%	7.53%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Per Johansson (portfolio manager) has managed the fund since April 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® Pacific Basin Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.94%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual fund operating expenses	1.28%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 130
3 years	$ 406
5 years	$ 702
10 years	$ 1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.
  Normally investing primarily in common stocks.
  Allocating investments across different Pacific Basin countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the Pacific Basin. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-7.87%	38.69%	14.08%	32.52%	16.16%	25.23%	-55.76%	59.32%	32.80%	-17.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	40.87%	June 30, 2009
Lowest Quarter Return	-26.67%	September 30, 2008
Year-to-Date Return	16.23%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Pacific Basin Fund
Return Before Taxes	-17.01%	-0.55%	8.12%
Return After Taxes on Distributions	-17.14%	-1.34%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	-10.91%	-0.54%	7.17%
MSCI® AC (All Country) Pacific Index (reflects no deduction for fees or expenses)	-13.98%	-1.87%	6.99%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Dale Nicholls (portfolio manager) has managed the fund since October 2004.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Canada Fund seeks growth of capital over the long term.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Canadian issuers and other investments that are tied economically to Canada. FMR may also invest the fund's assets in U.S. issuers. FMR normally invests the fund's assets primarily in common stocks.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Canadian market as a whole, as represented by an index determined by FMR to be an appropriate measure of the Canadian market, currently the S&P®/TSX Composite Index. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity China Region Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different China region countries.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market, currently the MSCI® Golden Dragon Index. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Emerging Asia Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. Asian emerging market issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Asian countries with emerging markets.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

Prospectus

Fund Basics - continued

FMR normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Europe Capital Appreciation Fund seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Japan Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Japanese issuers and other investments that are tied economically to Japan. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

Fidelity Japan Smaller Companies Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations. For purposes of this fund, FMR defines smaller market capitalization issuers as those whose market capitalization is similar to the market capitalization of companies in the Russell/Nomura Mid-Small CapTM Index or the JASDAQ Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in Japanese issuers with larger market capitalizations. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Latin America Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Latin American countries.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market, currently the MSCI® EM (Emerging Markets) Latin America Index. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in relatively few companies and up to 25% in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Nordic Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Nordic countries.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Nordic market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market, currently the FTSE® Capped Nordic Index. FMR intends to measure the percentage of the index represented by each industry no less than once per month.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Fidelity Pacific Basin Fund seeks growth of capital over the long term.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Pacific Basin countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular country or group of countries, each fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Prospectus

Special Considerations regarding Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies, particularly Asian emerging market economies, are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, unstable employment rates, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Recently, the markets in certain Asian countries, particularly those with emerging markets, have suffered significant volatility. Furthermore, increased political and social unrest in some Asian countries and slower economic growth could cause further economic and market uncertainty and economic decline in the entire region.

Special Considerations regarding the China Region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. In addition, the Taiwanese economy can be significantly affected by security threats from China. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and undeveloped, and its economy is slowing. Also, foreign investments may be restricted. Changes in government policy and slower economic growth could significantly affect the local markets.

Special Considerations regarding Japan. The Japanese economy is characterized by government intervention and protectionism, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. A significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations.

Special Considerations regarding the Pacific Basin. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Basin economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by fluctuations in currency and global demand for commodities. Periodic demands by Quebec for sovereignty could significantly affect the Canadian market.

Special Considerations regarding Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply. In addition, the private and public sectors' debt problems of a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States, public deficits are an ongoing concern in many European countries, and the region is currently facing great economic uncertainty and slow economic growth or recession. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments.

Special Considerations regarding the Nordic Region. The Nordic economies are dependent on the export of natural resources and natural resource products. Finland's efforts to comply with EMU restrictions may result in reduced government spending and higher unemployment. Denmark and Sweden have elected not to join the final stage of the EMU and Norway has elected not to join either the EU or the EMU and, as a result, these countries may have more flexibility to pursue different fiscal and economic goals but may not benefit from full membership in the EMU.

Special Considerations regarding Latin America. The majority of the economies of countries in Latin America are considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on the entire region. Because commodities such as, without limitation, agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities, which may be slowing.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Fidelity Canada Fund seeks growth of capital over the long term.

Fidelity China Region Fund seeks long-term growth of capital.

Fidelity Emerging Asia Fund seeks capital appreciation.

Fidelity Emerging Markets Fund seeks capital appreciation.

Fidelity Europe Capital Appreciation Fund seeks long-term capital appreciation.

Fidelity Europe Fund seeks growth of capital over the long term.

Fidelity Japan Fund seeks long-term growth of capital.

Fidelity Japan Smaller Companies Fund seeks long-term growth of capital.

Fidelity Latin America Fund seeks long-term growth of capital.

Fidelity Nordic Fund seeks long-term growth of capital.

Fidelity Pacific Basin Fund seeks growth of capital over the long term.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Fidelity Canada Fund normally invests at least 80% of its assets in securities of Canadian issuers and other investments that are tied economically to Canada.

Fidelity China Region Fund normally invests at least 80% of its assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.

Fidelity Emerging Asia Fund normally invests at least 80% of its assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

Fidelity Emerging Markets Fund normally invests at least 80% of its assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets.

Fidelity Europe Capital Appreciation Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Fidelity Europe Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Fidelity Japan Fund normally invests at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan.

Fidelity Japan Smaller Companies Fund normally invests at least 80% of its assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations.

Fidelity Latin America Fund normally invests at least 80% of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America.

Fidelity Nordic Fund normally invests at least 80% of its assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.

Fidelity Pacific Basin Fund normally invests at least 80% of its assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.

Country or Geographic Region

FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the NYSE is open.

Each fund's NAV is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV. Fidelity calculates net asset value separately for each class of shares of a multiple class fund.

Prospectus

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which each fund may invest (referred to as underlying funds) are valued at their respective NAVs. Each fund's NAV is calculated using the values of any underlying funds in which it invests. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a fund's NAV by short-term traders.

Although each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Prospectus

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in "Selling Shares." As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of each fund is its NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Shareholder Information - continued

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is its NAV, minus the short-term redemption fee, if applicable.

For each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, if you sell your shares after holding them less than 90 days, a 1.50% short-term redemption fee may be deducted from the redemption amount. For each of Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund, if you sell your shares after holding them less than 30 days, a 1.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The funds do not currently issue share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Prospectus

Shareholder Information - continued

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Canada Fund, Fidelity Emerging Markets Fund, and Fidelity Europe Capital Appreciation Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

FMRC is an affiliate of FMR. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of FMR.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund and Fidelity Emerging Asia Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of FMR.
  FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2012, FIA had approximately $7.5 billion in discretionary assets under management. FIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for each fund. As of June 30, 2012, FIA(UK) had approximately $5.8 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIJ, at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. As of March 31, 2012, FIJ had approximately $13.2 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, and Fidelity Emerging Markets Fund.

Douglas Lober is portfolio manager of Fidelity Canada Fund, which he has managed since September 2008. Mr. Lober joined Fidelity Investments in August 1986 and worked as an equity research analyst until 1989. He rejoined Fidelity Investments in 1997 and has since worked as a research analyst and portfolio manager.

Bobby Bao is portfolio manager of Fidelity China Region Fund, which he has managed since October 2011. Since joining Fidelity Investments in 1997, Mr. Bao has worked as an equity research analyst and portfolio manager.

Colin Chickles is portfolio manager of Fidelity Emerging Asia Fund, which he has managed since October 2009. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

Sammy Simnegar is portfolio manager of Fidelity Emerging Markets Fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

Prospectus

Fund Services - continued

Melissa Reilly is portfolio manager of Fidelity Europe Capital Appreciation Fund, which she has managed since May 2007. She also manages other funds. Since joining Fidelity Investments in 2004, Ms. Reilly has worked as a portfolio manager.

Risteard Hogan is portfolio manager of Fidelity Europe Fund, which he has managed since April 2012. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Rie Shigekawa is portfolio manager of Fidelity Japan Fund, which she has managed since May 2011. She also manages other funds. Since 2002, Ms. Shigekawa has worked as a research analyst and portfolio manager.

Nicholas Price is portfolio manager of Fidelity Japan Smaller Companies Fund, which he has managed since October 2008. He also manages other funds. Since 1993, Mr. Price has worked as a Japanese equity research analyst and portfolio manager based in Tokyo.

Adam Kutas is portfolio manager of Fidelity Latin America Fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a manager, research analyst and portfolio manager.

Per Johansson is portfolio manager of Fidelity Nordic Fund, which he has managed since April 2011. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Johansson has worked as a research analyst and portfolio manager.

Dale Nicholls is portfolio manager of Fidelity Pacific Basin Fund, which he has managed since October 2004. He also manages other funds. Since 1996, Mr. Nicholls has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Lober, Mr. Bao, Mr. Chickles, Mr. Simnegar, Ms. Reilly, Mr. Hogan, Ms. Shigekawa, Mr. Price, Mr. Kutas, Mr. Johansson, and Mr. Nicholls.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

For Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Fidelity Canada Fund has performed relative to the S&P/TSX Composite Index, Fidelity Emerging Asia Fund has performed relative to a blend of the performance of the MSCI AC (All Country) Far East ex Japan Index and the MSCI AC (All Country) Asia ex Japan Index, Fidelity Europe Capital Appreciation Fund has performed relative to the MSCI Europe Index, Fidelity Europe Fund has performed relative to the MSCI Europe Index, Fidelity Japan Fund has performed relative to the Tokyo Stock Price Index (TOPIX), or Fidelity Pacific Basin Fund has performed relative to the MSCI AC (All Country) Pacific Index.

For the period prior to December 1, 2010, Fidelity Emerging Asia Fund compares its performance to the MSCI AC (All Country) Far East ex Japan Index. For the period beginning December 1, 2010, Fidelity Emerging Asia Fund compares its performance to the MSCI AC (All Country) Asia ex Japan Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Fidelity Emerging Asia Fund's performance will be compared to a blended index return that reflects the performance of the MSCI AC (All Country) Asia ex Japan Index for the portion of the 36 month performance measurement period beginning December 1, 2010, and the performance of the MSCI AC (All Country) Far East ex Japan Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI AC (All Country) Far East ex Japan Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI AC (All Country) Asia ex Japan Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2012, the group fee rate was 0.26%. The individual fund fee rate is 0.45%.

The basic fee for Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund for the fiscal year ended October 31, 2012, was 0.71% of the fund's average net assets.

Prospectus

The performance adjustment rate is calculated monthly by comparing over the performance period Fidelity Canada Fund's performance to that of the S&P/TSX Composite Index, Fidelity Emerging Asia Fund's performance to that of a blend of the performance of the MSCI AC (All Country) Far East ex Japan Index and the MSCI AC (All Country) Asia ex Japan Index, Fidelity Europe Capital Appreciation Fund's performance to that of the MSCI Europe Index, Fidelity Europe Fund's performance to that of the MSCI Europe Index, Fidelity Japan Fund's performance to that of the Tokyo Stock Price Index (TOPIX), or Fidelity Pacific Basin Fund's performance to that of the MSCI AC (All Country) Pacific Index.

For the purposes of calculating the performance adjustment for Fidelity Canada Fund and Fidelity Japan Fund, the fund's investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.

For Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund, the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% (for Fidelity Canada Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund) of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended October 31, 2012, for each fund is shown in the following table. Because each fund's management fee rate may fluctuate, a fund's management fee may be higher or lower in the future.

Total Management Fee

Fidelity Canada Fund	0.50%
Fidelity China Region Fund	0.71%
Fidelity Emerging Asia Fund	0.60%
Fidelity Emerging Markets Fund	0.71%
Fidelity Europe Capital Appreciation Fund	0.60%
Fidelity Europe Fund	0.52%
Fidelity Japan Fund	0.77%
Fidelity Japan Smaller Companies Fund	0.71%
Fidelity Latin America Fund	0.71%
Fidelity Nordic Fund	0.71%
Fidelity Pacific Basin Fund	0.94%

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended October 31, 2012.

FMR may, from time to time, agree to reimburse a fund, or a class of shares of a multiple class fund, as applicable, for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund or class, as applicable, if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

FMR has voluntarily agreed to reimburse Fidelity Europe Capital Appreciation Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Nordic Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Fidelity Europe Capital Appreciation Fund

Rate	1.20%
Effective Date	11/1/10
Fidelity Japan Smaller Companies Fund

Rate	1.20%
Effective Date	11/1/10
Fidelity Nordic Fund

Rate	1.20%
Effective Date	11/1/10

These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Services - continued

Fund Distribution

Each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, and Fidelity Latin America Fund is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund) and Deloitte & Touche LLP (for Fidelity Europe Capital Appreciation Fund), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

Fidelity Canada Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Income from Investment Operations
Net investment income (loss) B	.73	.52	.46	.48	.58
Net realized and unrealized gain (loss)	1.51	(1.18)	9.68	5.74	(28.83)
Total from investment operations	2.24	(.66)	10.14	6.22	(28.25)
Distributions from net investment income	(.49)	(.46)	(.47)	(.14)	(.40)
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)
Total distributions	(.78)	(.90)	(.47)	(.14)	(3.67)
Redemption fees added to paid in capital B	- F	.01	.01	.01	.04
Net asset value, end of period	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Total Return A	4.36%	(1.33)%	22.97%	16.40%	(42.06)%
Ratios to Average Net Assets C,E
Expenses before reductions	.77%	.82%	.94%	1.17%	1.03%
Expenses net of fee waivers, if any	.77%	.82%	.94%	1.17%	1.03%
Expenses net of all reductions	.77%	.82%	.89%	1.13%	1.00%
Net investment income (loss)	1.42%	.90%	.93%	1.24%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298
Portfolio turnover rate D	86%	104%	143%	123%	63%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

Fidelity China Region Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Income from Investment Operations
Net investment income (loss) B	.45	.44	.34	.33	.39
Net realized and unrealized gain (loss)	1.42	(4.37)	5.18	9.68	(20.42)
Total from investment operations	1.87	(3.93)	5.52	10.01	(20.03)
Distributions from net investment income	(.29)	(.38)	(.21)	(.17)	(.32)
Distributions from net realized gain	(.34)	(.03)	(.07)	-	(4.53)
Total distributions	(.63)	(.40) G	(.27) H	(.17)	(4.85)
Redemption fees added to paid in capital B	- F	.01	.01	.02	.05
Net asset value, end of period	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Total Return A	7.01%	(12.52)%	20.97%	60.77%	(53.75)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of fee waivers, if any	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of all reductions	.98%	.98%	1.00%	1.03%	.96%
Net investment income (loss)	1.66%	1.40%	1.22%	1.54%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289
Portfolio turnover rate D	107%	87%	57%	88%	133%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Fidelity Emerging Asia Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.32	$ 29.70	$ 23.98	$ 18.50	$ 49.39
Income from Investment Operations
Net investment income (loss) B	.46	.50	.39	.58 E	.44
Net realized and unrealized gain (loss)	1.30	(2.30)	6.16	5.09	(28.21)
Total from investment operations	1.76	(1.80)	6.55	5.67	(27.77)
Distributions from net investment income	(.51)	(.49)	(.43)	(.20)	(.28)
Distributions from net realized gain	-	(.11)	(.40)	-	(2.89)
Total distributions	(.51)	(.59) H	(.83)	(.20)	(3.17)
Redemption fees added to paid in capital B	- G	.01	- G	.01	.05
Net asset value, end of period	$ 28.57	$ 27.32	$ 29.70	$ 23.98	$ 18.50
Total Return A	6.60%	(6.20)%	27.93%	31.08%	(59.64)%
Ratios to Average Net Assets C, F
Expenses before reductions	.94%	.82%	.78%	1.14%	1.18%
Expenses net of fee waivers, if any	.94%	.82%	.78%	1.14%	1.18%
Expenses net of all reductions	.91%	.78%	.74%	.99%	1.04%
Net investment income (loss)	1.68%	1.68%	1.50%	2.86% E	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,325,208	$ 1,525,635	$ 1,717,562	$ 1,736,852	$ 1,605,632
Portfolio turnover rate D	94%	115%	105%	220%	147%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

Prospectus

Appendix - continued

Fidelity Emerging Markets Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55
Income from Investment Operations
Net investment income (loss) B	.33	.35	.23	.17	.42 E
Net realized and unrealized gain (loss)	(.11)	(3.48)	5.05	7.03	(22.73)
Total from investment operations	.22	(3.13)	5.28	7.20	(22.31)
Distributions from net investment income	(.30)	(.24)	(.12)	(.24)	(.19)
Distributions from net realized gain	-	(.13)	(.14)	-	(1.37)
Total distributions	(.30)	(.37)	(.25) H	(.24)	(1.56)
Redemption fees added to paid in capital B	- G	.01	.01	.01	.03
Net asset value, end of period	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71
Total Return A	1.03%	(12.33)%	25.76%	53.95%	(61.84)%
Ratios to Average Net Assets C, F
Expenses before reductions	1.09%	1.07%	1.14%	1.16%	1.07%
Expenses net of fee waivers, if any	1.09%	1.07%	1.14%	1.16%	1.07%
Expenses net of all reductions	1.03%	1.01%	1.09%	1.10%	1.02%
Net investment income (loss)	1.50%	1.38%	1.00%	1.09%	1.47% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,203,756	$ 2,907,884	$ 3,975,342	$ 3,649,582	$ 2,086,196
Portfolio turnover rate D	176%	122%	85%	88%	63%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Fidelity Europe Capital Appreciation Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 18.56	$ 17.16	$ 14.27	$ 32.66
Income from Investment Operations
Net investment income (loss) B	.38	.31	.19	.31	.50
Net realized and unrealized gain (loss)	1.50	(1.89)	1.53	3.14	(14.11)
Total from investment operations	1.88	(1.58)	1.72	3.45	(13.61)
Distributions from net investment income	(.36)	(.19)	(.32)	(.56)	(.56)
Distributions from net realized gain	(.01)	-	-	-	(4.22)
Total distributions	(.37)	(.19)	(.32)	(.56)	(4.78)
Redemption fee added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 18.30	$ 16.79	$ 18.56	$ 17.16	$ 14.27
Total Return A	11.54%	(8.65)%	10.08%	25.79%	(48.58)%
Ratios to Average Net Assets C, E
Expenses before reductions	.95%	1.02%	1.03%	1.10%	1.16%
Expenses net of fee waivers, if any	.95%	1.02%	1.03%	1.10%	1.16%
Expenses net of all reductions	.92%	.98%	.96%	1.07%	1.12%
Net investment income (loss)	2.25%	1.65%	1.13%	2.16%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,023	$ 333,193	$ 457,849	$ 520,984	$ 493,654
Portfolio turnover rate D	92%	116%	133%	111%	112%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

Prospectus

Fidelity Europe Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.67	$ 30.83	$ 28.52	$ 23.57	$ 47.46
Income from Investment Operations
Net investment income (loss) B	.64	.48	.33	.52	.68
Net realized and unrealized gain (loss)	2.45	(2.97)	2.50	5.16	(20.84)
Total from investment operations	3.09	(2.49)	2.83	5.68	(20.16)
Distributions from net investment income	(.60)	(.67)	(.52)	(.73)	(.65)
Distributions from net realized gain	(.02)	-	-	-	(3.08)
Total distributions	(.61) G	(.67)	(.52)	(.73)	(3.73)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Total Return A	11.53%	(8.32)%	10.01%	25.36%	(46.03)%
Ratios to Average Net Assets C, E
Expenses before reductions	.83%	1.10%	1.12%	1.09%	1.00%
Expenses net of fee waivers, if any	.83%	1.10%	1.12%	1.09%	1.00%
Expenses net of all reductions	.80%	1.06%	1.04%	1.04%	.95%
Net investment income (loss)	2.33%	1.56%	1.15%	2.22%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423	$ 2,751,772
Portfolio turnover rate D	127%	117%	136%	135%	100%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

Fidelity Japan Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Income from Investment Operations
Net investment income (loss) B	.12	.15	.10	.08	.10
Net realized and unrealized gain (loss)	(.14)	(.75)	.61	1.04	(6.64)
Total from investment operations	(.02)	(.60)	.71	1.12	(6.54)
Distributions from net investment income	(.16)	(.20)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.05)	(.21)	(.10)	(.01)	(2.39)
Total distributions	(.21)	(.41)	(.17)	(.12)	(2.43)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Total Return A	(.19)%	(6.00)%	7.12%	12.84%	(41.88)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.09%	.86%	.93%	.90%	1.12%
Expenses net of fee waivers, if any	1.06%	.84%	.93%	.90%	1.12%
Expenses net of all reductions	1.04%	.80%	.93%	.89%	1.10%
Net investment income (loss)	1.26%	1.38%	.97%	.90%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,550	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334
Portfolio turnover rate D	52%	134% F	43%	73%	78%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Fidelity Japan Smaller Companies Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.23	$ 8.59	$ 6.99	$ 12.63
Income from Investment Operations
Net investment income (loss) B	.06	.08	.04	.02	.04
Net realized and unrealized gain (loss)	.55	.45	(.25)	1.63	(5.45)
Total from investment operations	.61	.53	(.21)	1.65	(5.41)
Distributions from net investment income	(.08)	(.05)	(.03)	(.04)	(.02)
Distributions from net realized gain	(.03)	(.10)	(.12)	(.01)	(.21)
Total distributions	(.11)	(.14) G	(.15)	(.05)	(.23)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.62	$ 8.23	$ 8.59	$ 6.99
Total Return A	7.13%	6.44%	(2.50)%	23.84%	(43.58)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.05%	1.05%	1.09%	1.16%	1.05%
Expenses net of fee waivers, if any	1.05%	1.05%	1.09%	1.16%	1.05%
Expenses net of all reductions	1.02%	1.01%	1.09%	1.14%	1.03%
Net investment income (loss)	.67%	.88%	.43%	.33%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,893	$ 303,619	$ 285,603	$ 395,714	$ 393,934
Portfolio turnover rate D	86%	133%	78%	183%	86%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

Fidelity Latin America Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Income from Investment Operations
Net investment income (loss) B	1.09	1.34	1.07	.72	.83
Net realized and unrealized gain (loss)	(3.67)	(5.88)	11.00	18.32	(37.74)
Total from investment operations	(2.58)	(4.54)	12.07	19.04	(36.91)
Distributions from net investment income	(.82)	(.29)	(1.49)	(.46)	(.65)
Distributions from net realized gain	-	(.20)	(.39)	-	(1.72)
Total distributions	(.82)	(.49)	(1.88)	(.46)	(2.37)
Redemption fees added to paid in capital B	.01	.01	.02	.02	.07
Net asset value, end of period	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Total Return A	(4.91)%	(7.96)%	25.91%	67.88%	(56.20)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of fee waivers, if any	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of all reductions	1.02%	1.00%	1.01%	1.05%	1.00%
Net investment income (loss)	2.14%	2.39%	2.10%	2.04%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606
Portfolio turnover rate D	23%	11%	56% F	52%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

Prospectus

Fidelity Nordic Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.60	$ 32.27	$ 26.33	$ 20.75	$ 52.81
Income from Investment Operations
Net investment income (loss) B	.70 E	.47	.33	.35	.85
Net realized and unrealized gain (loss)	.91	(2.86)	5.94	6.29	(28.93)
Total from investment operations	1.61	(2.39)	6.27	6.64	(28.08)
Distributions from net investment income	(.61)	(.29)	(.34)	(1.06)	(1.73)
Distributions from net realized gain	-	-	-	-	(2.28)
Total distributions	(.61)	(.29)	(.34)	(1.06)	(4.01)
Redemption fees added to paid in capital B	- G	.01	.01	- G	.03
Net asset value, end of period	$ 30.60	$ 29.60	$ 32.27	$ 26.33	$ 20.75
Total Return A	5.69%	(7.49)%	24.05%	34.90%	(57.32)%
Ratios to Average Net Assets C, F
Expenses before reductions	1.08%	1.05%	1.12%	1.15%	1.09%
Expenses net of fee waivers, if any	1.08%	1.05%	1.12%	1.15%	1.09%
Expenses net of all reductions	1.04%	.99%	1.10%	1.12%	1.07%
Net investment income (loss)	2.40% E	1.40%	1.16%	1.71%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,951	$ 360,900	$ 457,775	$ 334,414	$ 290,401
Portfolio turnover rate D	193%	265%	80%	107%	72%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

Fidelity Pacific Basin Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.96	$ 25.11	$ 19.88	$ 12.84	$ 37.32
Income from Investment Operations
Net investment income (loss) B	.30	.21	.21	.20	.22
Net realized and unrealized gain (loss)	1.79	(1.51)	5.86	6.90	(20.61)
Total from investment operations	2.09	(1.30)	6.07	7.10	(20.39)
Distributions from net investment income	(.12)	(.20)	(.15)	(.07)	(.22)
Distributions from net realized gain	(.08)	(.66)	(.70)	-	(3.88)
Total distributions	(.20)	(.86)	(.85)	(.07)	(4.10)
Redemption fees added to paid in capital B	- F	.01	.01	.01	.01
Net asset value, end of period	$ 24.85	$ 22.96	$ 25.11	$ 19.88	$ 12.84
Total Return A	9.22%	(5.44)%	31.65%	55.77%	(61.02)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.28%	1.14%	1.07%	.90%	1.22%
Expenses net of fee waivers, if any	1.28%	1.13%	1.07%	.90%	1.22%
Expenses net of all reductions	1.26%	1.10%	1.03%	.85%	1.17%
Net investment income (loss)	1.29%	.81%	.95%	1.30%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581,254	$ 722,453	$ 836,913	$ 609,209	$ 392,393
Portfolio turnover rate D	26%	59%	66%	91%	73%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Additional Information about the Indexes

Fidelity China Region Fund Linked Index represents the performance of the MSCI Golden Dragon Index since June 1, 2007, and the MSCI Golden Dragon Plus Index prior to that date.

Fidelity Emerging Asia Fund Linked Index represents the performance of the MSCI AC (All Country) Asia ex Japan Index since December 1, 2010, and the MSCI AC (All Country) Far East ex Japan Index prior to that date.

Fidelity Japan Smaller Companies Fund Linked Index represents the performance of the Russell/Nomura Mid-Small Cap Index since January 1, 2009, and the Russell/Nomura Small Cap Index prior to that date.

FTSE Capped Nordic Index is a modified market capitalization-weighted index designed to measure the performance of the investable equity markets of Denmark, Finland, Norway, and Sweden. Constituent weights are capped semi-annually by FTSE to enforce issuer diversification constraints. Returns shown for the FTSE Capped Nordic Index for periods prior to October 1, 2009 (its inception date) are returns of the uncapped FTSE Nordic Index.

MSCI AC (All Country) Asia ex Japan Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of Asia, excluding Japan. Index returns for periods after November 30, 2010 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI AC (All Country) Pacific Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed and emerging markets in the Pacific region. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI EM (Emerging Markets) Latin America Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in the emerging markets countries of Latin America.

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets.

MSCI Europe Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed markets in Europe. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Golden Dragon Index is a market capitalization-weighted index designed to represent the performance of the equity markets of Hong Kong, Taiwan, and China.

Russell/Nomura Mid-Small Cap Index measures the performance of medium and small companies that represent the smallest 50% of companies of the Russell/Nomura Total Market Index as defined by float-adjusted market capitalization. The Russell/Nomura Total Market Index represents 98% of the investable Japan equity market, consisting of common stock securities domiciled in Japan.

S&P/TSX Composite Index is a broad-based, market capitalization-weighted index designed to measure the performance of the Canadian equity market. Eligible securities must be listed on the Toronto Stock Exchange and issued by companies incorporated in Canada.

Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of the common stock of the large companies that make up the First Section of the Tokyo Stock Exchange.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. Each fund's SAI also includes more detailed information about the fund and its investments. The SAIs are incorporated herein by reference (legally form a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAIs, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAIs, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04008

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Targeted International Equity Funds, Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

Fidelity China Region Fund Linked Index, Fidelity Emerging Asia Fund Linked Index, and Fidelity Japan Smaller Companies Fund Linked Index are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.538563.116 TIF-PRO-1212

Fidelity Advisor Europe Capital Appreciation Fund

(A Series of Fidelity Advisor Series VIII)

Fidelity Europe Capital Appreciation Fund

(A Series of Fidelity Investment Trust)

Fidelity Europe Fund

(A Series of Fidelity Investment Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

December 16, 2013

This Statement of Additional Information (SAI), relates to the proposed acquisition of Fidelity Advisor Europe Capital Appreciation Fund (Advisor Europe Capital Appreciation), a fund of Fidelity Advisor Series VIII, and Fidelity Europe Capital Appreciation Fund (Europe Capital Appreciation), a fund of Fidelity Investment Trust, by Fidelity Europe Fund (Europe Fund), a fund of Fidelity Investment Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Europe Fund will acquire all of the assets of Advisor Europe Capital Appreciation and Europe Capital Appreciation and assume all of Advisor Europe Capital Appreciation and Europe Capital Appreciation's liabilities, in exchange solely for shares of beneficial interest in Europe Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus (retail class) of Europe Fund dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000744822-12-000235).
  The Supplement to the Prospectus (retail class) of Europe Fund dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0001364924-13-000304).
  The Statement of Additional Information (retail class) of Europe Fund dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000744822-12-000235).
  The Supplement to the Statement of Additional Information (retail class) of Europe Fund dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0000704207-13-000159).
  The Prospectus (Class A, Class T, Class B, and Class C) of Advisor Europe Capital Appreciation dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000035315-12-000430).
  The Supplement to the Prospectus (Class A, Class T, Class B, and Class C) of Advisor Europe Capital Appreciation dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0001364924-13-000299).
  The Prospectus (Institutional Class) of Advisor Europe Capital Appreciation dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000035315-12-000430).
  The Supplement to the Prospectus (Institutional Class) of Advisor Europe Capital Appreciation dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0001364924-13-000299).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Advisor Europe Capital Appreciation dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000035315-12-000430).
  The Supplement to the Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Advisor Europe Capital Appreciation dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0000704207-13-000158).
  The Prospectus (retail class) of Europe Capital Appreciation dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000744822-12-000235).
  The Supplement to the Prospectus (retail class) of Europe Capital Appreciation dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0001364924-13-000304).
  The Statement of Additional Information (retail class) of Europe Capital Appreciation dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000744822-12-000235).
  The Supplement to the Statement of Additional Information (retail class) of Europe Capital Appreciation dated December 16, 2013, which was previously filed via EDGAR (Accession No. 0000704207-13-000159).
  The Financial Statements included in the Annual Report of Europe Fund for the fiscal year ended October 31, 2012, which were previously filed via EDGAR (Accession No. 0000744822-12-000158).
  The Unaudited Financial Statements included in the Semiannual Report of Europe Fund for the fiscal period ended April 30, 2013, which were previously filed via EDGAR (Accession No. 0000744822-13-000067).
  The Financial Statements included in the Annual Report of Advisor Europe Capital Appreciation for the fiscal year ended October 31, 2012, which were previously filed via EDGAR (Accession No. 0000729218-12-000068).
  The Unaudited Financial Statements included in the Semiannual Report of Advisor Europe Capital Appreciation for the fiscal period ended April 30, 2013, which were previously filed via EDGAR (Accession No. 0000311884-13-000014).
  The Financial Statements included in the Annual Report of Europe Capital Appreciation for the fiscal year ended October 31, 2012, which were previously filed via EDGAR (Accession No. 0000744822-12-000158).
  The Unaudited Financial Statements included in the Semiannual Report of Europe Capital Appreciation for the fiscal period ended April 30, 2013, which were previously filed via EDGAR (Accession No. 0000744822-13-000067).

Attached hereto as Attachment 1 is the Statement of Additional Information of Europe Fund dated December 29, 2012. Attachment 2 contains additional information relating to Europe Fund shares to be received by Advisor Europe Capital Appreciation and Europe Capital Appreciation shareholders as part of its Reorganization.

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization of Europe Capital Appreciation are provided on the following pages.

The pro forma financial statements required by Rule 11-01 of Regulation S-X for the Reorganization of Advisor Europe Capital Appreciation have not been prepared and included in this Form N-14 because, as of September 30, 2013, the net asset value of Advisor Europe Capital Appreciation does not exceed ten percent (10%) of the net asset value of Europe Fund.

Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX),
Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX),
Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX),
Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

Stefan Lindblad joined Risteard Hogan as co-manager of Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund. Where applicable, Mr. Hogan's title of "portfolio manager" is updated to "co-manager." Additional information regarding Mr. Lindblad will be provided in the "Management Contracts" section by subsequent amendment.

Risteard Hogan has replaced Melissa Reilly as the portfolio manager of Fidelity Europe Capital Appreciation Fund.

John Dance has replaced Dale Nicholls as the portfolio manager of Fidelity Pacific Basin Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 53.

Risteard Hogan is the portfolio manager of Fidelity Europe Capital Appreciation Fund and receives compensation for his services. As of March 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Europe Capital Appreciation Fund is based on the fund's pre-tax investment performance measured against the MSCI Europe Index (net MA tax), and the fund's pre-tax investment performance within the Morningstar Europe Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

TIFB-13-03  December 16, 2013
1.467593.149

The following table provides information relating to other accounts managed by Mr. Hogan as of March 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,152	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,038	none	none

* Includes Fidelity Europe Capital Appreciation Fund ($333 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2013, the dollar range of shares of Fidelity Europe Capital Appreciation Fund beneficially owned by Mr. Hogan was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 53.

John Dance is the portfolio manager of Fidelity Pacific Basin Fund and receives compensation for his services. As of October 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Pacific Basin is based on the fund's pre-tax investment performance measured against the MSCI AC (All Country) Pacific Index (net MA tax). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dance as of October 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 719	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 719	none	none

* Includes Fidelity Pacific Basin Fund ($719 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2013, the dollar range of shares of Fidelity Pacific Basin Fund beneficially owned by Mr. Dance was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 56.

Sub-Adviser - FMRC. On behalf of Fidelity Canada Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, and Fidelity Nordic Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund and Fidelity Pacific Basin Fund. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund.

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated December 29, 2012, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

TIF-PTB-1212
1.538868.115

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contracts	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than Fidelity® Canada Fund, Fidelity® China Region Fund, and Fidelity Nordic Fund):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of Fidelity Europe Capital Appreciation Fund's, Fidelity Europe Fund's, Fidelity Japan Fund's, Fidelity Japan Smaller Companies Fund's, and Fidelity Pacific Basin Fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company (FMR) looks through to the U.S. Government securities.

For purposes of each of Fidelity Europe Capital Appreciation Fund's, Fidelity Europe Fund's, Fidelity Japan Fund's, Fidelity Japan Smaller Companies Fund's, and Fidelity Pacific Basin Fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of each of Fidelity Europe Capital Appreciation Fund's, Fidelity Europe Fund's, Fidelity Japan Fund's, Fidelity Japan Smaller Companies Fund's, and Fidelity Pacific Basin Fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

For Fidelity Canada Fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Canadian market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Canadian market.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

For Fidelity China Region Fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Hong Kong, Taiwanese, and Chinese market.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

For Fidelity Nordic Fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Nordic market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Nordic market.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For each fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For each fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

For purposes of a fund's 80% investment policy that defines a particular market capitalization by reference to the capitalization range of one or more indexes (as described in the prospectus), the capitalization range of the index(es) generally will be measured no less frequently than once per month.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. From time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If a fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments), or regulatory developments in those countries may have a significant impact on the fund's investment performance.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to each fund's operation. Accordingly, neither the fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds.

A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. A Fidelity fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.

Each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global financial crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries faced significant economic difficulties and some countries fell into recession.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. As a result, some governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global financial crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies fell into recession. Although certain economies in emerging market countries have recently shown signs of recovery from this recession, such recovery, if sustained, may be gradual. The reduced demand for exports and lack of available capital for investment resulting from the European crisis and weakened global economy may limit recovery by emerging market countries.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The U.S. is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The expanding economic and financial integration of the U.S., Canada, and Mexico through the North American Free Trade Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. However, growth in developing countries overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

In recent years, economic growth slowed down in certain sectors of the Canadian economy. The Canadian economy suffered from a recession due, in part, to the recent global financial crisis. The weaker economy resulted in lower tax collections and increased support being provided to Canadians through government programs, which increased the Canadian budget deficit. While the Canadian economy has shown signs of recovery from this recession, such recovery, if sustained, may be gradual. Growth forecasts remain modest due to ongoing fiscal consolidation, the effects of the economic slowdown in the U.S., and weakened demand for Canadian exports and investment as a result of the European crisis. Furthermore, the strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export, which could limit Canada's economic recovery.

Europe. The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the U.S. and could pose political risk. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, Spain, Portugal, and the Republic of Ireland. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies; including the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability in the region. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states that were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. Also, Russia may be opposed to the expansion of the EU to members of the former Soviet bloc and may, at times, take actions that could negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made that may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

The recent global financial crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. As a result, the governments of many European countries are now facing a serious economic crisis as high levels of public debt and substantial budget deficits hinder economic growth in the region and threaten the continued viability of the EMU. Due to these large public deficits, some European issuers have had difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer's implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects have injected significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

As European policy makers take unprecedented steps to respond to the ongoing economic crisis in the region, there is an increased risk that regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. For example, the French parliament recently adopted a financial transactions tax that imposes a tax on, among other transactions, acquisitions of equities in listed companies that have their registered offices in France and that exceed a specified market capitalization. The European Commission has proposed plans for an EU-wide financial transactions tax to take effect in 2014, although it remains unclear whether such a tax will be agreed upon by EU member countries. Moreover, governments across the EMU are facing increasing opposition to certain crisis response measures. For example, efforts to reduce public spending in certain countries have been countered by large-scale protests. As a result, many governments in the region have collapsed or been voted out of office. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund's investments in the region.

Furthermore, the ongoing economic crisis has limited the prospect of short-term growth and economic recovery in the region, which raises the risk that Europe will fall into another recession. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, over-regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe fall into another recession, the value of a fund's investments in the region may be affected.

Currency. Investing in euro-denominated (or other European currencies-denominated) securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland has adopted the euro as its currency. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions. Although certain Nordic countries have recently exhibited signs of economic growth, any such growth may be limited by the European crisis and the weakened global economy.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and currencies. Additionally, Russia may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition that does not recognize rights in private property. Credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund's investments in the region.

Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the U.S. and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. After a few years of mild recovery in the mid-2000s, the Japanese economy fell into another recession as a result of the recent global financial crisis.

While Japan experienced an increase in exports relative to recent years, the rate of export growth has since slowed and the rapid appreciation in the value of the yen has negatively impacted Japan's exports. This economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan's exports could present risks to a fund's investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan's economy. Likewise, any escalation of tensions with China or South Korea over disputed territorial claims may adversely impact Japan's trading relationship with two of its largest trading partners. Furthermore, reduced demand for Japan's exports resulting from the European crisis and weakened global economy could present additional risks to a fund's investments in Japan.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Following the earthquake, Japan's financial markets fluctuated dramatically. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Currently, Japanese banks are facing difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. High food, fuel and other commodities' prices, as well as volatile capital inflows, may pose challenges to countries in this region in the near future. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have recently shown signs of recovery from the crisis, such recovery, if sustained, may be gradual. Furthermore, any such recovery may be limited or hindered by the reduced demand for exports and lack of available capital for investment resulting from the European crisis and weakened global economy.

The Republic of Korea (South Korea). Investors should be aware that investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Although relations between North Korea and South Korea had begun to improve in the past few years, recent developments are troubling. As a result, these relations still remain tense and the possibility of military action between the two countries still exists.

Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue, but its full impact cannot be predicted yet. The Korean economy's reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. For example, the recent global financial crisis led to large capital outflows from South Korea, which caused the deterioration of the country's currency, domestic asset markets, and credit conditions. The South Korean economy began showing signs of recovery from this downturn in 2009. Although South Korea's initial recovery was faster than many other developed nations, South Korea's growth has since slowed and any continued recovery may be gradual as the European crisis and weakened global economy may reduce demand for South Korean exports. The South Korean economy's long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on exports to drive economic growth.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR).

Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that it currently has in place, which allows economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

The recent global financial crisis caused a marked slowdown in economic growth in the region, leading local governments, especially the Chinese government, to take unprecedented steps to shore up economic growth and prevent widespread unemployment. Although China has experienced economic growth in recent years, recent economic data shows that growth is slowing. Demand for Chinese exports by Western countries, including the U.S. and Europe, may weaken due to the effects of relatively limited economic growth in those countries resulting from the financial crisis in the United States and the crisis in Europe. However, the Chinese government continues to maintain certain of these measures and may introduce more in the future, including measures intended to increase growth and to contain social unrest, which is an increasing risk.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

At times, China's economy has been subject to the risks of overheating, which leads to the government's attempt to slow down the pace of growth through administrative measures. The recent global financial crisis, however, changed this course for some time, as China's economic growth slowed, due, in part, to weakened demand for its exports and reduced foreign investments in the country. The Chinese economy then showed strong signs of recovery from this slowed growth, but a recovery of China's trading partners may also be necessary to sustain China's continued growth and measures to control growth may be adopted again. In the short term, China's economy faces problems of inflation and local government debt, which swelled in recent years as a result of certain economic stimulus policies. Furthermore, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the global financial crisis and European crisis, among other things. Over the long term, China's aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges. In addition, tensions resulting from China's territorial claims in the region may present risks to diplomatic and trade relations with certain of China's regional trade partners. Any escalation of these tensions could further reduce international demand for Chinese goods and services, which could have a negative effect on a fund's investments in the securities of Chinese issuers.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the People's Republic of China. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong's autonomy until 2047. Nevertheless, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

The global financial crisis forced Hong Kong's economy into a recession. Recently, however, Hong Kong's economy has shown signs of recovery from this recession. This recovery can be attributed, in large part, to the combined efforts of both China and Hong Kong to shore up domestic economic growth. As these measures continue to take effect, their long-term impact on the growth of Hong Kong's economy is unpredictable. However, Hong Kong's recovery has raised concerns about possible overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong's future growth. In addition, because of Hong Kong's heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European crisis and weakened global economy. The negative effects of the European downturn on the global economy could push Hong Kong into another recession. Likewise, due to Hong Kong's close political and economic ties with China, any economic stagnation on the mainland could have a negative impact on Hong Kong's economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. As a result of the recent global financial crisis, the demand for exports decreased and Taiwan entered into a recession. Although Taiwan's economy has recently shown signs of recovery from this recession, such recovery, if sustained, may be gradual. In addition, the effects of the European crisis and weakened global economy may reduce demand for Taiwan's exports, which could force its economy into another recession.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. In addition, any escalation of tensions with Pakistan may have a negative impact on a fund's investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund's investments in India.

The Indian economy is heavily dependent on exports and is vulnerable to any weakening in global demand for these products. Recently, the Indian economy began showing signs of recovery from the effects of the global financial crisis. However, this recovery may be limited by the European crisis and weakened global economy. In the event that India's economic recovery slows, a fund's investments in Indian securities may be harmed.

Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund's ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Indonesia. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, inflationary pressures and unequal resource distribution among regions. These problems may limit the country's ability to contain the severe and negative impact of the recent global financial crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Furthermore, slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies. Rises in global commodity prices may also present risks to Indonesia's growth potential. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, bolstering the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has a well-developed infrastructure and a free-enterprise economy, which is welcoming to certain foreign investment. Increased consumption and investment spending and strong export industries continue to sustain economic growth. Moreover, Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a free trade agreement with the U.S. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. In addition, natural disasters may affect economic growth in the country. For example, in late 2011, historic floods devastated industrial areas north of Bangkok, which severely harmed Thailand's manufacturing sector and reduced the country's economic growth. Although the Thai economy may already be showing signs of recovery from this disaster, such recovery, if sustained, may be gradual as demand for Thai goods and services could decline due to the effects of the European sovereign debt crisis and weakened global economy.

Philippines. Because of its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations, the Philippines was one of the few countries in Asia to navigate the recent global financial crisis without falling into recession. Although the economy of the Philippines has shown signs of growth in recent years, there can be no assurances that such growth will continue. Reduced demand for exports from the Philippines as a result of the European crisis and weakened global economy, as well as lower remittances from Filipino immigrants abroad, may negatively impact economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund's investments in the Philippines. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund's investments in the Philippines.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the U.S. and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The recent global financial crisis weakened the global demand for oil and other commodities and, as a result, Latin American countries faced significant economic difficulties that led certain countries into recession. If global economic conditions worsen, prices for Latin American commodities may experience increased volatility and demand may continue to decrease. Although certain of these countries have recently shown signs of recovery, such recovery, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. While the region has recently shown signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund's investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic and political reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

In the last few years, as significant income from oil and commodity exports has boosted Russia's economy, Russia's government has begun to make bolder steps to re-assert its regional geopolitical influence (including military steps). Such steps may increase tensions between Russia and its neighbors and Western countries and may negatively affect economic growth.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons. A recently enacted law authorizes the establishment of a centralized securities depository (CSD), which, in effect, will become the exclusive settlement organization for publicly traded Russian companies and investment funds in Russia. Once the CSD is fully functional, it should enhance the efficiency and transparency of the Russian securities market.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Although the country is still plagued by high debt levels, the Russian economy has recently shown signs of recovery from the recession. However, such recovery, if sustained, may be gradual as Russia continues to face significant economic challenges. In the near term, the fallout from the European crisis and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia's economic recovery. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. As the global economy faces another economic crisis, the Russian central bank may need to manage bank liquidity carefully to avoid undue pressures on Russia's banks and other financial institutions and the ruble.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. Recently, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some cases, these movements have led to armed conflict involving local factions, regional allies or international forces. These changes, in the short term, have affected the status and speed of economic reforms in the region. Because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, there can be no guarantee that recent movements toward a more democratic process will continue. Therefore, the long-term effects of the ongoing regime changes are largely unpredictable. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. In all regions, if such developments were to occur, it could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets, which may have wider consequences for the global economy.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital have contributed to economic instability in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the U.S. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. As the recent global financial crisis weakened the global demand for oil, gas, and other commodities, some countries in the region faced significant economic difficulties and many countries have been forced to scale down their infrastructure development and the size of their public welfare systems, which could have long-term economic, social, and political implications. Although certain economies in Africa and the Middle East have recently shown signs of recovery from the recession, such recovery, if sustained, may be gradual as the European crisis and weakened global economy may reduce demand for exports from the region.

The largest economy in Africa is South Africa. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global financial crisis spread to the country. Although the South African economy has recently shown signs of recovery, such recovery, if sustained, may be gradual as political, social, and labor unrest could affect the South African economy. In addition, reduced demand for South African exports due to the European crisis and weakened global economy may limit any such recovery.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMR.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

To facilitate the execution of securities transactions in non-United States markets, FMR or its affiliates have entered into trading services and/or discretionary investment advisory agreements with FIL Limited (FIL) or its subsidiaries, which include investment advisers. FMR may also enter into trading services agreements with its affiliates to facilitate transactions in non-United States markets.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to a fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

FMR Co., Inc. (FMRC).

The Selection of Securities Brokers and Dealers

FMRC or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMRC, to execute a fund's portfolio securities transactions, FMRC or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMRC's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMRC or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMRC or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMRC or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMRC or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMRC or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMRC or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMRC or its affiliates may choose to execute futures transactions electronically.

FMRC may enter into trading services agreements with FMR or its affiliates to facilitate transactions in non-United States markets.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMRC or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMRC's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMRC or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMRC's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMRC or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMRC. FMRC's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMRC or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMRC or its affiliates or have no explicit cost associated with them. In addition, FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMRC's Decision-Making Process. In connection with the allocation of fund brokerage, FMRC or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMRC or its affiliates, viewed in terms of the particular transaction for a fund or FMRC's or its affiliates' overall responsibilities to a fund or other investment companies and investment accounts for which FMRC or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMRC or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMRC, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMRC or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMRC or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMRC or its affiliates.

Research Contracts. FMRC or its affiliates have arrangements with certain third-party research providers and brokers through whom FMRC or its affiliates effect fund trades, whereby FMRC or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMRC or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMRC or its affiliates, or that may be available from another broker. FMRC or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMRC's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMRC's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMRC or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMRC) who have entered into arrangements with FMRC or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMRC or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FMRC or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FMRC or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other funds managed by FMRC or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMRC or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMRC to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended October 31, 2012 and 2011, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2012	2011
Fidelity Canada Fund	86%	104%
Fidelity China Region Fund	107%	87%
Fidelity Europe Capital Appreciation Fund	92%	116%
Fidelity Europe Fund	127%	117%
Fidelity Japan Fund	52%	134%
Fidelity Japan Smaller Companies Fund	86%	133%
Fidelity Nordic Fund	193%	265%
Fidelity Pacific Basin Fund	26%	59%

During the fiscal year ended October 31, 2012, each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended October 31, 2012.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Fidelity Canada Fund	Bank of Montreal	$ 88,640,801
	Canadian Imperial Bank of Commerce	$ 51,489,738
	Royal Bank of Canada	$ 195,548,632
	The Toronto-Dominion Bank	$ 184,118,622
Fidelity China Region Fund	BNP Paribas	$ 7,282,671
	UBS AG	$ 1,859,050
Fidelity Europe Capital Appreciation Fund	Credit Suisse Group	$ 1,468,125
	UBS AG	$ 4,659,936
Fidelity Europe Fund	UBS AG	$ 7,906,528
Fidelity Japan Smaller Companies Fund	Goldman Sachs Group, Inc.	$ 432,236
Fidelity Nordic Fund	Svenska Handelsbanken	$ 15,821,689
Fidelity Pacific Basin Fund	UBS AG	$ 1,754,282

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended October 31, 2012, 2011, and 2010. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity Canada Fund	October 31
2012		$ 4,962,786	0.14%
2011		$ 8,599,379	0.18%
2010		$ 11,189,221	0.29%
Fidelity China Region Fund	October 31
2012		$ 4,062,827	0.29%
2011		$ 4,106,816	0.21%
2010		$ 4,296,114	0.20%
Fidelity Europe Capital Appreciation Fund	October 31
2012		$ 673,227	0.22%
2011		$ 1,224,023	0.30%
2010		$ 1,588,472	0.34%
Fidelity Europe Fund	October 31
2012		$ 1,104,900	0.19%
2011		$ 2,198,511	0.29%
2010		$ 6,884,743	0.33%
Fidelity Japan Fund	October 31
2012		$ 458,365	0.10%
2011		$ 1,135,100	0.20%
2010		$ 787,005	0.08%
Fidelity Japan Smaller Companies Fund	October 31
2012		$ 489,998	0.18%
2011		$ 721,653	0.22%
2010		$ 501,766	0.15%
Fidelity Nordic Fund	October 31
2012		$ 1,552,555	0.50%
2011		$ 2,749,398	0.60%
2010		$ 754,517	0.21%
Fidelity Pacific Basin Fund	October 31
2012		$ 554,551	0.09%
2011		$ 1,180,014	0.13%
2010		$ 1,244,671	0.18%

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2012. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
Fidelity Canada Fund	October 31
2012		$ 18,194
2011		$ 10,658
2010		$ 650
Fidelity China Region Fund	October 31
2012		$ 1,024
2011		$ 222
2010		$ 285
Fidelity Europe Capital Appreciation Fund	October 31
2012		$ 784
2011		$ 1,660
2010		$ 1,437
Fidelity Europe Fund	October 31
2012		$ 1,516
2011		$ 2,702
2010		$ 6,448
Fidelity Japan Fund	October 31
2012		$ 0
2011		$ 0
2010		$ 0
Fidelity Japan Smaller Companies Fund	October 31
2012		$ 0
2011		$ 0
2010		$ 0
Fidelity Nordic Fund	October 31
2012		$ 0
2011		$ 0
2010		$ 0
Fidelity Pacific Basin Fund	October 31
2012		$ 263
2011		$ 1,204
2010		$ 203
Fund	Fiscal Year Ended 2012	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
Fidelity Canada Fund	October 31	0.37%	1.98%
Fidelity China Region Fund	October 31	0.03%	0.04%
Fidelity Europe Capital Appreciation Fund	October 31	0.12%	0.74%
Fidelity Europe Fund	October 31	0.14%	0.73%
Fidelity Pacific Basin Fund	October 31	0.05%	0.17%

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended 2012.

Fund	Fiscal Year Ended 2012	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Fidelity Canada Fund	October 31	$ 3,838,182	$ 5,290,501,253
Fidelity China Region Fund	October 31	$ 3,210,133	$ 1,772,275,506
Fidelity Europe Capital Appreciation Fund	October 31	$ 609,004	$ 493,912,516
Fidelity Europe Fund	October 31	$ 984,721	$ 792,649,736
Fidelity Japan Fund	October 31	$ 291,540	$ 263,007,250
Fidelity Japan Smaller Companies Fund	October 31	$ 356,431	$ 326,482,538
Fidelity Nordic Fund	October 31	$ 1,275,560	$ 985,927,221
Fidelity Pacific Basin Fund	October 31	$ 358,459	$ 228,698,737

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended September 30, 2012.

Fund	Twelve-Month Period Ended 2012	$ Amount of Commissions Allocated for Research or Brokerage Services
Fidelity Canada Fund	September 30	$ 973,206
Fidelity China Region Fund	September 30	$ 1,489,695
Fidelity Europe Capital Appreciation Fund	September 30	$ 229,233
Fidelity Europe Fund	September 30	$ 356,092
Fidelity Japan Fund	September 30	$ 155,122
Fidelity Japan Smaller Companies Fund	September 30	$ 172,084
Fidelity Nordic Fund	September 30	$ 493,068
Fidelity Pacific Basin Fund	September 30	$ 156,338

VALUATION

For each non-multiple class fund, the fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

For each multiple class fund, each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Shares of open-end investment companies (including any underlying central funds) held by each fund are valued at their respective NAVs.

Portfolio securities and assets held by an underlying money market central fund are valued on the basis of amortized cost. Generally, other portfolio securities and assets held by each fund, as well as portfolio securities and assets held by an underlying non-money market central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted bid price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. However, a portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Short-term capital gains are taxable at ordinary income tax rates.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of October 31, 2012, Fidelity Canada Fund had an aggregate capital loss carryforward of approximately $263,393,959. This loss carryforward, of which $79,471,942 and $150,917,782 will expire on October 31, 2016 and 2017, respectively, and $33,004,235 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity China Region Fund had an aggregate capital loss carryforward of approximately $23,841,276. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity Europe Capital Appreciation Fund had an aggregate capital loss carryforward of approximately $305,744,860. This loss carryforward, of which $147,320,172 and $137,143,469 will expire on October 31, 2016 and 2017, respectively, and $21,281,219 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity Europe Fund had an aggregate capital loss carryforward of approximately $292,399,199. This loss carryforward, of which $282,402,190 will expire on October 31, 2017, and $9,997,009 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity Japan Fund had an aggregate capital loss carryforward of approximately $211,289,523. This loss carryforward, of which $7,195,987, $66,780,238, $26,887,863, and $98,806,037 will expire on October 31, 2016, 2017, 2018, and 2019, respectively, and $11,619,398 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity Japan Smaller Companies Fund had an aggregate capital loss carryforward of approximately $75,680,703. This loss carryforward, of which $10,300,659 and $65,380,044 will expire on October 31, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity Nordic Fund had an aggregate capital loss carryforward of approximately $134,561,093. This loss carryforward, of which $116,424,475 will expire on October 31, 2017, and $18,136,618 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of October 31, 2012, Fidelity Pacific Basin Fund had an aggregate capital loss carryforward of approximately $13,806,649. This loss carryforward, of which $13,028,843 will expire on October 31, 2017, and $777,806 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 10 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair and Mr. Stavropoulos serving as Vice Chair. The committee normally meets eight times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended October 31, 2012, the committee held 20 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended October 31, 2012, the committee held four meetings.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Messrs. Dirks, Lacy, Selander, and Wiley) and the Equity II Committee (composed of Messrs. Stavropoulos (Chair), Lautenbach, Mauriello, and Thomas). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended October 31, 2012, each Fund Oversight Committee held 11 meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Stavropoulos, and Thomas, and Ms. Small. Mr. Lautenbach alternates his attendance of committee meetings with his attendance of Audit Committee meetings. The committee normally meets eight times a year, or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended October 31, 2012, the Shareholder, Distribution and Brokerage Committee held seven meetings.

The Audit Committee is composed of Messrs. Mauriello (Chair), Lacy, Selander, and Wiley. Mr. Lautenbach alternates his attendance of committee meetings with his attendance of Shareholder, Distribution, and Brokerage Committee meetings. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers, (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, outside auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended October 31, 2012, the committee held nine meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair) and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended October 31, 2012, the committee held eight meetings.

The Compliance Committee is composed of Messrs. Wiley (Chair), Lautenbach, and Mauriello. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended October 31, 2012, the committee held four meetings.

The Proxy Voting Committee is composed of Messrs. Thomas (Chair), Dirks, and Selander. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended October 31, 2012, the committee held three meetings.

The Research Committee is composed of Messrs. Lacy (Chair) and Thomas, and Ms. Small. The Committee will meet as needed. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function. During the fiscal year ended October 31, 2012, the committee held six meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2011.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Ronald P. O'Hanley
Fidelity Canada Fund	none	none
Fidelity China Region Fund	$10,001 - $50,000	none
Fidelity Europe Capital Appreciation Fund	none	none
Fidelity Europe Fund	none	none
Fidelity Japan Fund	none	none
Fidelity Japan Smaller Companies Fund	$10,001 - $50,000	none
Fidelity Nordic Fund	none	none
Fidelity Pacific Basin Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello	Robert W. Selander
Fidelity Canada Fund	none	none	none	none	none
Fidelity China Region Fund	none	none	none	$50,001 - $100,000	none
Fidelity Europe Capital Appreciation Fund	none	none	none	none	none
Fidelity Europe Fund	none	none	none	none	none
Fidelity Japan Fund	none	none	none	none	none
Fidelity Japan Smaller Companies Fund	none	none	none	none	none
Fidelity Nordic Fund	none	none	none	none	none
Fidelity Pacific Basin Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Cornelia M. Small	William S. Stavropoulos	David M. Thomas	Michael E. Wiley
Fidelity Canada Fund	none	none	none	none
Fidelity China Region Fund	none	none	none	none
Fidelity Europe Capital Appreciation Fund	none	none	none	none
Fidelity Europe Fund	none	none	none	none
Fidelity Japan Fund	none	none	none	none
Fidelity Japan Smaller Companies Fund	none	none	none	none
Fidelity Nordic Fund	none	none	none	none
Fidelity Pacific Basin Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended October 31, 2012, or calendar year ended December 31, 2011, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello	David A. Rosow[2]	Robert W. Selander[3]

Fidelity Canada Fund	$ 2,442	$ 2,264	$ 2,676	$ 2,331	$ 821	$ 2,163

Fidelity China Region Fund	$ 916	$ 850	$ 1,004	$ 875	$ 311	$ 812

Fidelity Europe Capital Appreciation Fund	$ 200	$ 185	$ 219	$ 191	$ 70	$ 177

Fidelity Europe Fund	$ 381	$ 352	$ 416	$ 363	$ 136	$ 337

Fidelity Japan Fund	$ 294	$ 273	$ 322	$ 281	$ 102	$ 260

Fidelity Japan Smaller Companies Fund	$ 185	$ 171	$ 202	$ 176	$ 63	$ 163

Fidelity Nordic Fund	$ 208	$ 193	$ 227	$ 198	$ 71	$ 184

Fidelity Pacific Basin Fund	$ 409	$ 378	$ 447	$ 390	$ 138	$ 361

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 453,000	$ 408,000	$ 511,000	$ 439,500	$ 0	$ 271,833

AGGREGATE COMPENSATION FROM A FUND	Cornelia M. Small	Garnett A. Smith[4]	William S. Stavropoulos	David M. Thomas	Michael E. Wiley
Fidelity Canada Fund	$ 2,222	$ 821	$ 2,394	$ 2,257	$ 2,284
Fidelity China Region Fund	$ 835	$ 311	$ 898	$ 848	$ 858
Fidelity Europe Capital Appreciation Fund	$ 182	$ 70	$ 196	$ 185	$ 187
Fidelity Europe Fund	$ 346	$ 136	$ 372	$ 351	$ 356
Fidelity Japan Fund	$ 268	$ 102	$ 288	$ 272	$ 275
Fidelity Japan Smaller Companies Fund	$ 168	$ 63	$ 181	$ 170	$ 172
Fidelity Nordic Fund	$ 189	$ 71	$ 203	$ 192	$ 194
Fidelity Pacific Basin Fund	$ 371	$ 138	$ 400	$ 377	$ 382
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 400,000	$ 0	$ 455,000	$ 405,000	$ 411,000

1 Edward C. Johnson 3d, James C. Curvey, Ronald P. O'Hanley, and Peter S. Lynch are interested persons and are compensated by FMR.

2 Effective June 12, 2012, Mr. Rosow serves as a Member of the Advisory Board.

3 For the period May 1, 2011 through August 31, 2011, Mr. Selander served as a Member of the Advisory Board. Effective September 1, 2011, Mr. Selander serves as a Member of the Board of Trustees.

4 Effective June 12, 2012, Mr. Smith serves as a Member of the Advisory Board.

A Reflects compensation received for the calendar year ended December 31, 2011 for 226 funds of 29 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Dennis J. Dirks, $227,379; Ned C. Lautenbach, $269,264; Cornelia M. Small, $175,000; William S. Stavropoulos, $200,000; and Michael E. Wiley, $180,000.

As of October 31, 2012, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of October 31, 2012, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class or a fund, as applicable:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Canada Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	32.23%
Fidelity Advisor Canada Fund: Class A	BankAmerica Corp.	Jacksonville	FL	9.54%
Fidelity Advisor Canada Fund: Class T	RBC Dain Rauscher Corp.	Minneapolis	MN	12.01%
Fidelity Advisor Canada Fund: Class T	AIG	New York	NY	10.34%
Fidelity Advisor Canada Fund: Class T	LPL Financial	Boston	MA	7.79%
Fidelity Advisor Canada Fund: Class T	First Allied Securities	San Diego	CA	6.00%
Fidelity Advisor Canada Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	13.95%
Fidelity Advisor Canada Fund: Class B	BankAmerica Corp.	Jacksonville	FL	9.38%
Fidelity Advisor Canada Fund: Class B	Wells Fargo Bank	Charlotte	NC	8.41%
Fidelity Advisor Canada Fund: Class C	BankAmerica Corp.	Jacksonville	FL	17.11%
Fidelity Advisor Canada Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	9.45%
Fidelity Advisor Canada Fund: Class C	LPL Financial	Boston	MA	8.69%
Fidelity Advisor Canada Fund: Class C	Wells Fargo Bank	Charlotte	NC	7.63%
Fidelity Advisor Canada Fund: Class C	Ameriprise Financial Corporation	Minneapolis	MN	7.40%
Fidelity Advisor Canada Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	25.55%
Fidelity Advisor Canada Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	15.57%
Fidelity Advisor Canada Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	13.80%
Fidelity Advisor Canada Fund: Institutional Class	Commonwealth Financial Network	Waltham	MA	7.26%
Fidelity Advisor China Region Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	10.40%
Fidelity Advisor China Region Fund: Class A	Cambridge Investment Research, Inc.	Fairfield	IA	5.96%
Fidelity Advisor China Region Fund: Class A	LPL Financial	Boston	MA	5.69%
Fidelity Advisor China Region Fund: Class T	ADP	Roseland	NJ	16.67%
Fidelity Advisor China Region Fund: Class T	First Allied Securities	San Diego	CA	7.84%
Fidelity Advisor China Region Fund: Class T	LPL Financial	Boston	MA	7.21%
Fidelity Advisor China Region Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	7.64%
Fidelity Advisor China Region Fund: Class B	Investors Capital Corp.	Lynnfield	MA	6.63%
Fidelity Advisor China Region Fund: Class C	LPL Financial	Boston	MA	11.88%
Fidelity Advisor China Region Fund: Class C	Wells Fargo Bank	Charlotte	NC	10.32%
Fidelity Advisor China Region Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	6.71%
Fidelity Advisor China Region Fund: Institutional Class	Raymond James	Saint Petersburg	FL	12.80%
Fidelity Advisor China Region Fund: Institutional Class	AXA Financial	New York	NY	12.06%
Fidelity Advisor China Region Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	11.73%
Fidelity Advisor China Region Fund: Institutional Class	Vanguard Marketing Corporation	Malvern	PA	10.60%
Fidelity Advisor China Region Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	8.26%
Fidelity Advisor China Region Fund: Institutional Class	LPL Financial	Boston	MA	7.50%
Fidelity Advisor China Region Fund: Institutional Class	Blue Williams, L.L.P.	Metairie	LA	7.08%
Fidelity Advisor China Region Fund: Institutional Class	Financial Mountain, Inc.	Boulder	CO	6.01%
Fidelity Advisor China Region Fund: Institutional Class	Palladius Inc, DBA Integware	Fort Collins	CO	6.01%
Fidelity Advisor China Region Fund: Institutional Class	Merrill, Lynch, Pierce, Fenner & Smith Inc.	Somerset	NJ	5.43%
Fidelity Advisor China Region Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	5.18%
Fidelity China Region Fund*	IBM	Armonk	NY	6.07%
Fidelity Advisor Japan Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	15.24%
Fidelity Advisor Japan Fund: Class A	UBS AG	Weehawken	NJ	11.80%
Fidelity Advisor Japan Fund: Class A	Hartford Life	Woodbury	MN	8.98%
Fidelity Advisor Japan Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	6.53%
Fidelity Advisor Japan Fund: Class A	BankAmerica Corp.	Jacksonville	FL	5.41%
Fidelity Advisor Japan Fund: Class T	ADP	Roseland	NJ	18.05%
Fidelity Advisor Japan Fund: Class T	LPL Financial	Boston	MA	9.54%
Fidelity Advisor Japan Fund: Class T	RBC Dain Rauscher Corp.	Minneapolis	MN	8.09%
Fidelity Advisor Japan Fund: Class T	ING	Des Moines	IA	5.94%
Fidelity Advisor Japan Fund: Class B	BankAmerica Corp.	Jacksonville	FL	22.16%
Fidelity Advisor Japan Fund: Class B	National Securities Corporation	Seattle	WA	11.93%
Fidelity Advisor Japan Fund: Class B	Raymond James	Port Charlotte	FL	6.17%
Fidelity Advisor Japan Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	21.13%
Fidelity Advisor Japan Fund: Class C	BankAmerica Corp.	Jacksonville	FL	17.85%
Fidelity Advisor Japan Fund: Class C	Wells Fargo Bank	Charlotte	NC	9.06%
Fidelity Advisor Japan Fund: Class C	UBS AG	Weehawken	NJ	7.33%
Fidelity Advisor Japan Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	21.51%
Fidelity Advisor Japan Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	17.53%
Fidelity Advisor Japan Fund: Institutional Class	Raymond James	Port Charlotte	FL	10.91%
Fidelity Advisor Japan Fund: Institutional Class	LPL Financial	Boston	MA	10.56%
Fidelity Advisor Japan Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	9.04%
Fidelity Advisor Japan Fund: Institutional Class	Toksu	Palm Beach Gardens	FL	8.99%
Fidelity Advisor Japan Fund: Institutional Class	Citigroup, Inc.	Long Island City	NY	5.68%
Fidelity Japan Fund*	Strategic Advisers® International Fund	Boston	MA	41.70%
Fidelity Japan Smaller Companies Fund	Strategic Advisers® International Fund	Boston	MA	23.48%
Fidelity Japan Smaller Companies Fund	Boston College	Chestnut Hill	MA	6.08%
Fidelity Japan Smaller Companies Fund	VIP FundsManager® 60% Portfolio	Boston	MA	5.10%
Fidelity Nordic Fund	VIP FundsManager® 60% Portfolio	Boston	MA	11.80%
Fidelity Pacific Basin Fund	VIP FundsManager 60% Portfolio	Boston	MA	5.68%

* The ownership information shown above is for a class of shares of the fund.

As of October 31, 2012, approximately 40.09% of Fidelity Japan Fund's total outstanding shares was held of record and/or beneficially by Strategic Advisers International Fund, Boston, MA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Inc. (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FIL Limited, a Bermuda company formed in 1968, is the ultimate parent company of FIL Investment Advisors (FIA), FIL Investments (Japan) Limited (FIJ), and FIL Investment Advisors (UK) Limited (FIA(UK)). Edward C. Johnson 3d, Abigail P. Johnson, other Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL Limited. At present, the primary business activities of FIL Limited and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FMR H.K., FMR Japan, FIJ, FIA, FIA(UK) (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, Fidelity China Region Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Nordic Fund each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Fidelity Canada Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Fidelity Canada Fund's performance to that of the S&P®/TSX Composite Index, Fidelity Europe Capital Appreciation Fund's performance to that of the MSCI® Europe Index, Fidelity Europe Fund's performance to that of the MSCI® Europe Index, Fidelity Japan Fund's performance to that of the Tokyo Stock Price Index (TOPIX), or Fidelity Pacific Basin Fund's performance to that of the MSCI AC (All Country) Pacific Index.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426	1,450.2536
711	-		782.2389	1,500.2523
782	-		860.2352	1,550.2510
860	-		946.2315	1,600.2497
946	-		1,041.2278	1,650.2484
1,041	-		1,145.2241	1,700.2472
1,145	-		1,260.2204	1,750.2460
1,260	-		1,386.2167	1,800.2449
1,386	-		1,525.2130	1,850.2438
1,525	-		1,677.2093	1,900.2427
1,677	-		1,845.2056	1,950.2417
Over			1,845.2019	2,000.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,362 billion of group net assets - the approximate level for October 2012 - was 0.2562%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,362 billion.

The individual fund fee rate for Fidelity China Region Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Nordic Fund is 0.45%. Based on the average group net assets of the funds advised by FMR for October 2012, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Fidelity China Region Fund	0.2562%	+	0.4500%	=	0.7062%
Fidelity Japan Smaller Companies Fund	0.2562%	+	0.4500%	=	0.7062%
Fidelity Nordic Fund	0.2562%	+	0.4500%	=	0.7062%

The individual fund fee rate for Fidelity Canada Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund is 0.45%. Based on the average group net assets of the funds advised by FMR for October 2012, each fund's annual basic fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Basic Fee Rate
Fidelity Canada Fund	0.2562%	+	0.4500%	=	0.7062%
Fidelity Europe Capital Appreciation Fund	0.2562%	+	0.4500%	=	0.7062%
Fidelity Europe Fund	0.2562%	+	0.4500%	=	0.7062%
Fidelity Japan Fund	0.2562%	+	0.4500%	=	0.7062%
Fidelity Pacific Basin Fund	0.2562%	+	0.4500%	=	0.7062%

One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

Computing the Performance Adjustment. The basic fee for each of Fidelity Canada Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P®/TSX Composite Index for Fidelity Canada Fund, the MSCI Europe Index for Fidelity Europe Capital Appreciation Fund, the MSCI Europe Index for Fidelity Europe Fund, the TOPIX for Fidelity Japan Fund, or the MSCI AC (All Country) Pacific Index for Fidelity Pacific Basin Fund. The performance period consists of the most recent month plus the previous 35 months.

For the purposes of calculating the performance adjustment for Fidelity Canada Fund and Fidelity Japan Fund, the fund's investment performance will be based on the performance of the retail class of the fund.

The performance comparison is made at the end of each month.

For Fidelity Canada Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of a fund's average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to each fund's average net assets over the performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund's or class's shares at the NAV as of the record date for payment.

The record of the S&P/TSX Composite Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Canada Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the S&P/TSX Composite Index. The record of the MSCI Europe Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Europe Capital Appreciation Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI Europe Index. The record of the MSCI Europe Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Europe Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI Europe Index. The record of the TOPIX is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Japan Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the TOPIX. The record of the MSCI AC (All Country) Pacific Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Pacific Basin Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI AC (All Country) Pacific Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for each of the MSCI Europe Index and the MSCI AC (All Country) Pacific Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by Fidelity Canada Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Pacific Basin Fund.

Fund	Fiscal Years Ended October 31	Performance Adjustment	Management Fees Paid to FMR
Fidelity Canada Fund	2012	$ (7,737,368)	$ 18,269,182*
	2011	$ (6,900,443)	$ 27,460,222*
	2010	$ (2,434,973)	$ 24,785,860*
Fidelity China Region Fund	2012	--	$ 9,807,145
	2011	--	$ 14,146,741
	2010	--	$ 15,034,894
Fidelity Europe Capital Appreciation Fund	2012	$ (342,635)	$ 1,816,950*
	2011	$ (128,763)	$ 2,780,308*
	2010	$ (215,573)	$ 3,108,365*
Fidelity Europe Fund	2012	$ (1,113,749)	$ 3,008,137*
	2011	$ 744,266	$ 6,034,299*
	2010	$ 2,063,185	$ 16,794,180*
Fidelity Japan Fund	2012	$ 256,814	$ 3,375,697*
	2011	$ (942,799)	$ 2,995,316*
	2010	$ (919,668)	$ 6,228,057*
Fidelity Japan Smaller Companies Fund	2012	--	$ 1,962,428
	2011	--	$ 2,286,641
	2010	--	$ 2,368,149
Fidelity Nordic Fund	2012	--	$ 2,218,508
	2011	--	$ 3,232,791
	2010	--	$ 2,553,797
Fidelity Pacific Basin Fund	2012	$ 1,440,623	$ 5,779,462*
	2011	$ 970,065	$ 7,244,630*
	2010	$ (135,706)	$ 4,789,897*

* Including the amount of the performance adjustment.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns, and repayment of the reimbursement by a fund will decrease its returns.

Sub-Adviser - FMRC. On behalf of Fidelity Canada Fund and Fidelity Europe Capital Appreciation Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity China Region Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIA, FIA(UK), and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan, and FIA. On behalf of Fidelity Canada Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, and Fidelity Nordic Fund, FIA, in turn, has entered into sub-advisory agreements with FIA(UK). On behalf of Fidelity China Region Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund, FIA, in turn, has entered into sub-advisory agreements with FIA(UK) and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIA, and not the funds, pay the sub-advisers.

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund and Fidelity Nordic Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund.

Douglas Lober is the portfolio manager of Fidelity Canada Fund and receives compensation for his services. Bobby Bao is the portfolio manager of Fidelity China Region Fund and receives compensation for his services. Melissa Reilly is the portfolio manager of Fidelity Europe Capital Appreciation Fund and receives compensation for her services. Risteard Hogan is the portfolio manager of Fidelity Europe Fund and receives compensation for his services. Rie Shigekawa is the portfolio manager of Fidelity Japan Fund and receives compensation for her services. Nicholas Price is the portfolio manager of Fidelity Japan Smaller Companies Fund and receives compensation for his services. Per Johansson is the portfolio manager of Fidelity Nordic Fund and receives compensation for his services. Dale Nicholls is the portfolio manager of Fidelity Pacific Basin Fund and receives compensation for his services. As of October 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or FIL Limited (FIL), as applicable, or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or FIL, as applicable, or their respective affiliates.

The primary components of Mr. Bao's, Mr. Hogan's, Mr. Johansson's, Mr. Lober's, and Ms. Reilly's bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over his or her tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index	Peer Group(s)
Fidelity Canada Fund	S&P®/TSX Composite Index	Morningstar Canadian Equity Category
Fidelity China Region Fund	MSCI® Golden Dragon Index	N/A
Fidelity Europe Fund	MSCI Europe Index (net MA tax)	Morningstar Europe Stock Category
Fidelity Europe Capital Appreciation Fund	MSCI Europe Index (net MA tax)	Morningstar Europe Stock Category
Fidelity Nordic Fund	FTSE® Capped Nordic Index	N/A

The primary components of Ms. Shigekawa's bonus are based on the pre-tax investment performance of the portfolio manager's master accounts measured against a benchmark index and within a defined peer group assigned to each master account, if applicable. The pre-tax investment performance of the portfolio manager's master accounts is weighted according to her tenure on those master accounts and the average asset size of those master accounts over her tenure. Each component is calculated separately over the portfolio manager's tenure on those master accounts over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of the portfolio manager's bonus that is linked to the investment performance of the master account for the investment discipline in which the portion of the assets of Fidelity Japan Fund that she manages is invested is based on the pre-tax investment performance of the master account measured against the Tokyo Stock Price Index (TOPIX).

The primary components of Mr. Price's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Japan Smaller Companies Fund is based on the fund's pre-tax investment performance measured against the Russell/Nomura Mid-Small CapTM Index, and within the Morningstar® Japan Small Cap Growth Category.

The primary components of Mr. Nicholls' bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Pacific Basin Fund is based on the fund's pre-tax investment performance within the Micropal Sector: Far East and Pacific Equity (Offshore) Category.

Each portfolio manager (except for employees of FIL and its affiliates) also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. Employees of FIL and its affiliates are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC or FIL and their affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lober as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,336	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,323	none	none

* Includes Fidelity Canada Fund ($3,323 (in millions) assets managed with performance-based advisory fees). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Lober was $500,001 - $1,000,000.

The following table provides information relating to other accounts managed by Mr. Bao as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,291	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity China Region Fund ($1,291 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity China Region Fund beneficially owned by Mr. Bao was none.

The following table provides information relating to other accounts managed by Ms. Reilly as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 399	$ 0	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 309	none	none

* Includes Fidelity Europe Capital Appreciation Fund ($309 (in millions) assets managed with performance-based advisory fees). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Europe Capital Appreciation Fund beneficially owned by Ms. Reilly was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Hogan as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 603	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 603	none	none

* Includes Fidelity Europe Fund ($603 (in millions) assets managed with performance-based advisory fees). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Europe Fund beneficially owned by Mr. Hogan was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Ms. Shigekawa as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 385	$ 72	$ 395
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 385	none	none

* Includes Fidelity Japan Fund ($385 (in millions) assets managed with performance-based advisory fees). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Japan Fund beneficially owned by Ms. Shigekawa was none.

The following table provides information relating to other accounts managed by Mr. Price as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 438	$ 592	$ 698
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 193	none

* Includes Fidelity Japan Smaller Companies Fund ($245 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Japan Smaller Companies Fund beneficially owned by Mr. Price was none.

The following table provides information relating to other accounts managed by Mr. Johansson as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,039	$ 48	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Nordic Fund ($297 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Nordic Fund beneficially owned by Mr. Johansson was none.

The following table provides information relating to other accounts managed by Mr. Nicholls as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 699	none	$ 1,653
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 581	none	none

* Includes Fidelity Pacific Basin Fund ($581 (in millions) assets managed with performance-based advisory fees). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2012, the dollar range of shares of Fidelity Pacific Basin Fund beneficially owned by Mr. Nicholls was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through the prospectus to which this SAI relates or one class of shares of a multiple class fund offered through the prospectus to which this SAI relates.

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through the prospectus to which this SAI relates or the one class of shares of a multiple class fund offered through the prospectus to which this SAI relates.

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for shares of each fund.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of each class's average daily net assets. The position fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500® Index exceeds a positive or negative 15% from a pre-established base value.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in certain funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, or a fund of funds' assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Pricing and bookkeeping fees paid by each fund to FSC for the past three fiscal years are shown in the following table.

Fund	2012	2011	2010
Fidelity Canada Fund	$ 1,493,722	$ 1,560,095	$ 1,518,512
Fidelity China Region Fund	$ 626,951	$ 881,855	$ 932,201
Fidelity Europe Capital Appreciation Fund	$ 158,115	$ 213,302	$ 242,286
Fidelity Europe Fund	$ 293,315	$ 362,320	$ 914,176
Fidelity Japan Fund	$ 228,300	$ 282,504	$ 470,112
Fidelity Japan Smaller Companies Fund	$ 144,183	$ 168,006	$ 173,801
Fidelity Nordic Fund	$ 162,548	$ 236,642	$ 186,919
Fidelity Pacific Basin Fund	$ 306,479	$ 420,241	$ 340,099

Payments made by each fund to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2012	2011	2010
Fidelity Canada Fund	$ 24,613	$ 18,619	$ 13,992
Fidelity China Region Fund	$ 1,227	$ 3,774	$ 4,498
Fidelity Europe Capital Appreciation Fund	$ 999	$ 2,664	$ 4,700
Fidelity Europe Fund	$ 1,518	$ 3,624	$ 9,855
Fidelity Japan Fund	$ 1,110	$ 323	$ 969
Fidelity Japan Smaller Companies Fund	$ 2,868	$ 2,970	$ 5,502
Fidelity Nordic Fund	$ 750	$ 2,902	$ 3,647
Fidelity Pacific Basin Fund	$ 5,559	$ 6,295	$ 3,762

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund are funds of Fidelity Investment Trust, an open-end management investment company created under an initial declaration of trust dated April 20, 1984. Currently, there are 30 funds offered in Fidelity Investment Trust: Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity China Region Fund and Fidelity Nordic Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Canada Fund and Fidelity Europe Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Japan Fund and Fidelity Pacific Basin Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Europe Capital Appreciation Fund and Fidelity Japan Smaller Companies Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Nordic Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Fidelity China Region Fund's and Fidelity Nordic Fund's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for Fidelity Europe Capital Appreciation Fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund will provide a full list of holdings, including its top ten holdings, monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Fidelity Japan Smaller Companies Fund will provide a full list of holdings, including its top ten holdings, as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end.

Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service, Inc. (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended October 31, 2012, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, Fidelity Investments & Pyramid Design, Strategic Advisers, and VIP FundsManager are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Attachment 2

INFORMATION APPLICABLE TO CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
OF FIDELITY EUROPE FUND

BUYING, SELLING, AND EXCHANGING INFORMATION

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Institutional Class shares of the same fund.

Class T: Shares of Class T may be exchanged for Class A (on a load-waived basis) or Institutional Class shares of the same fund.

Class B: Shares of Class B may be exchanged for Class A, Class T, or Institutional Class shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class T, or Institutional Class shares of the same fund.

Institutional Class: Shares of Institutional Class may be exchanged for Class A shares of the same fund if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

CONTROL PERSONS

As of the public offering of Class A, Class T, Class B, Class C, and Institutional Class shares of the fund, 100% of each class's total outstanding shares was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of the fund's performance to that of the MSCI® Europe Index.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. For this purpose, the monthly average net assets of any registered investment companies with which FMR previously had management contracts but that currently have management contracts with Fidelity SelectCo, LLC are included.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426	1,450.2536
711	-		782.2389	1,500.2523
782	-		860.2352	1,550.2510
860	-		946.2315	1,600.2497
946	-		1,041.2278	1,650.2484
1,041	-		1,145.2241	1,700.2472
1,145	-		1,260.2204	1,750.2460
1,260	-		1,386.2167	1,800.2449
1,386	-		1,525.2130	1,850.2438
1,525	-		1,677.2093	1,900.2427
1,677	-		1,845.2056	1,950.2417
Over			1,845.2019	2,000.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left.

The fund's individual fund fee rate is 0.45%.

One-twelfth of the basic fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

Computing the Performance Adjustment. The basic fee for the fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the MSCI® Europe Index. The performance period consists of the most recent month plus the previous 35 months.

For the purposes of calculating the performance adjustment for Fidelity Europe Fund, the fund's investment performance will be based on the performance of Fidelity Europe Fund, a class of shares of the fund not offered through this statement of additional information (SAI). To the extent that Class A, Class T, Class B, Class C, and Institutional Class have higher expenses, this could result in Class A, Class T, Class B, Class C, and Institutional Class bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance comparison is made at the end of each month.

Each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund's average net assets over the performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The performance of a class is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the class are treated as if reinvested in that class's shares at the NAV as of the record date for payment.

The record of the MSCI Europe Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI Europe Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for the MSCI Europe Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with Fidelity Distributors Corporation (FDC), an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, Class B, and Class C of the fund is described in the prospectus for that class.

Under the Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, the Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under the Class A, Class T, Class B, and Class C Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. The Class A, Class T, Class B, and Class C Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Class A, Class T, Class B, and Class C Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in the fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets of a fund or class, as applicable. The position fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500® Index exceeds a positive or negative 15% from a pre-established base value.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, and in each Fidelity Advisor Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QTP's or Fidelity Advisor Freedom Fund's assets that is invested in the fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). The fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

For administering the fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FUND HOLDINGS INFORMATION

The fund will provide a full list of holdings, including its top ten holdings, monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Fidelity Investment Trust: Fidelity Europe Fund

Fidelity Investment Trust: Fidelity Europe Capital Appreciation Fund

Pro Forma Combined Notes to Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of April 30, 2013 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended April 30, 2013. The unaudited pro forma financial statements are presented to show the effect of the proposed merger of Fidelity Europe Capital Appreciation Fund (the "Acquired Fund") into Fidelity Europe Fund (the "Acquiring Fund"), the accounting survivor, as if the merger had occurred on the first day of the year presented (May 1, 2012).

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Acquired Fund in accordance with generally accepted accounting principles. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information ("SAI") to this Proxy Statement and Prospectus for the Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund. Both the Acquired Fund and the Acquiring Fund have substantially the same accounting policies which are detailed in the reports incorporated by reference in the SAI. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investment Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by each fund's Board of Trustees (the Board), the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Acquired Fund and Acquiring Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the listing within Fidelity Europe Fund Combined Pro Forma Portfolio (unaudited).

3. Merger Costs:

Fidelity Europe Capital Appreciation Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation. The estimated one time expenses related to the Reorganization for Fidelity Europe Capital Appreciation Fund is $395,000.

4. Capital Shares:

The unaudited pro forma net asset value per share assumes the issuance of additional shares of the Acquiring Fund which would have been issued on April 30, 2013 in connection with the proposed merger. Shareholders of the Acquired Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the April 30, 2013 net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

5. Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

6. Federal Income Taxes:

Each year, the Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

Fidelity Investment Trust: Fidelity Europe Fund
Fidelity Investment Trust: Fidelity Europe Capital Appreciation Fund
Pro Forma Combined Statement of Assets & Liabilities
As of April 30, 2013 (Unaudited)

	Fidelity Europe Fund (Acquiring Fund)	Fidelity Europe Capital Appreciation Fund (Acquired Fund)	Combined	Pro Forma Adjustments		Fidelity Europe Fund Pro Forma Combined

Assets
Investments in securities, at value:
///// Unaffiliated issuers	$699,120,711	$326,763,458	$1,025,884,169	$--		$1,025,884,169
///// Fidelity Central Funds	67,120,333	17,681,517	84,801,850	--		84,801,850
Foreign currency held at value	737,002	181,848	918,850	--		918,850
Receivable for investments sold	12,275,837	5,730,729	18,006,566	--		18,006,566
Receivable for fund shares sold	731,121	94,907	826,028	--		826,028
Dividends receivable	3,754,883	1,700,689	5,455,572	--		5,455,572
Distributions receivable from Fidelity Central Funds	127,952	50,946	178,898	--		178,898
Prepaid expenses	410	205	615	--		615
Received from investment advisor for expense reductions	4,934	2,474	7,408	--		7,408
Other receivables	44,497	45,541	90,038	--		90,038
Total assets	783,917,680	352,252,314	1,136,169,994	--		1,136,169,994

Liabilities
Payable to custodian Bank	$--	$181	$181	$--		$181
Payable for investments purchased	12,121,124	5,605,468	17,726,592	--		17,726,592
Payable for fund shares redeemed	482,620	331,623	814,243	--		814,243
Accrued management fee	429,419	195,068	624,487	--		624,487
Other affiliated payables	149,978	77,617	227,595	--		227,595
Other payables and accrued expenses	57,871	44,964	102,835	395,000	(a)	497,835
Collateral on securities loaned, at value	58,777,089	14,519,761	73,296,850	--		73,296,850
Total liabilities	72,018,101	20,774,682	92,792,783	395,000		93,187,783
Net Assets	$711,899,579	$331,477,632	$1,043,377,211	$(395,000)		$1,042,982,211

Net Assets consist of:
Paid in capital	$884,863,958	$570,434,108	$1,455,298,066	$--		$1,455,298,066
Undistributed net investment income (loss)	5,178,847	2,280,786	7,459,633	(395,000)	(a)	7,064,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(280,553,154)	(271,593,809)	(552,146,963)	--		(552,146,963)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currency transactions	102,409,928	30,356,547	132,766,475	--		132,766,475
Net Assets	$711,899,579	$331,477,632	$1,043,377,211	$(395,000)		$1,042,982,211

Book cost of respective Fund:	$663,891,113	$314,113,965	$978,005,078	$--		$978,005,078

	Fidelity Europe Fund (Acquiring Fund)	Fidelity Europe Capital Appreciation Fund (Acquired Fund)		Pro Forma Share Conversion Adjustment		Fidelity Europe Fund Pro Forma Combined
Net Asset Value
Fidelity Europe Fund
Net Assets	$711,899,579					$711,899,579
Offering price and redemption price per share	$33.67					$33.67
Shares outstanding	21,144,360					21,144,360

Fidelity Europe Capital Appreciation Fund
Net Assets		$331,477,632		$(395,000)		$331,082,632
Offering price and redemption price per share		$20.41				$33.67
Shares outstanding		16,240,348		(6,407,184)	(b)	9,833,164

Pro Forma Combined Fidelity Europe Fund Retail Class
Net Assets	$711,899,579	$331,082,632				$1,042,982,211
Offering price and redemption price per share	$33.67					$33.67
Shares outstanding	21,144,360	16,240,348		(6,407,184)	(b)	30,977,524

(a) Acquired Fund's other payables and accrued expenses include estimated one time costs associated with each Fund's reorganization proxy statement. Fidelity Europe Capital Appreciation Fund estimated costs are $395,000.

(b) Reflects the share conversion of the acquired fund into Fidelity Europe Fund Pro Forma Combined shares.

Fidelity Investment Trust: Fidelity Europe Fund Fidelity Investment Trust: Fidelity Europe Capital Appreciation Fund Pro Forma Combined Schedule of Investments As of April 30, 2013 (Unaudited)
Investments April 30, 2013 (Unaudited)					Investments April 30, 2013 (Unaudited)					Investments April 30, 2013 (Unaudited)
Showing Percentage of Net Assets					Showing Percentage of Net Assets					Showing Percentage of Net Assets
Fidelity Europe Fund - Aquiring Fund	Shares	Value			Fidelity Europe Capital Appreciation Fund - Acquired Fund	Shares	Value			Fidelity Europe Fund Pro Forma Combined	Shares	Value
Common Stocks - 97.1%					Common Stocks - 97.5%					Common Stocks - 97.2%
Austria - 0.6%					Austria -0.6%					Austria - 0.6%
Erste Group Bank AG	135,700	$4,253,301			Erste Group Bank AG	63,200	$1,980,904			Erste Group Bank AG	198,900	$6,234,205
		______________					______________					______________
Bailiwick of Jersey - 1.1%					Bailiwick of Jersey - 1.1%					Bailiwick of Jersey - 1.1%
Informa PLC	494,505	3,671,706			Informa PLC	235,807	1,750,870			Informa PLC	730,312	5,422,576
Wolseley PLC	80,860	3,997,972			Wolseley PLC	37,825	1,870,186			Wolseley PLC	118,685	5,868,158
		______________					______________					______________
		7,669,678					3,621,056					11,290,734
		______________					______________					______________
Belgium - 2.7%					Belgium - 2.8%					Belgium - 2.8%
Anheuser-Busch InBev SA NV (d)	131,800	12,662,101			Anheuser-Busch InBev SA NV	61,400	5,898,733			Anheuser-Busch InBev SA NV (d)	193,200	18,560,834
KBC Groupe SA	99,696	3,912,580			KBC Groupe SA	46,616	1,829,450			KBC Groupe SA	146,312	5,742,030
UCB SA	50,600	2,990,699			UCB SA	24,000	1,418,513			UCB SA	74,600	4,409,212
		______________					______________					______________
		19,565,380					9,146,696					28,712,076
		______________					______________					______________
Bermuda - 0.8%					Bermuda - 0.8%					Bermuda - 0.8%
Bunge Ltd.	38,800	2,801,748			Bunge Ltd.	18,400	1,328,664			Bunge Ltd.	57,200	4,130,412
Signet Jewelers Ltd.	42,600	2,927,898			Signet Jewelers Ltd.	20,000	1,374,600			Signet Jewelers Ltd.	62,600	4,302,498
		______________					______________					______________
		5,729,646					2,703,264					8,432,910
		______________					______________					______________
Canada - 0.4%					Canada - 0.4%					Canada - 0.4%
Goldcorp, Inc.	87,000	2,575,155			Goldcorp, Inc.	41,000	1,213,579			Goldcorp, Inc.	128,000	3,788,734
		______________					______________					______________
Denmark - 2.5%					Denmark - 2.5%					Denmark - 2.5%
Coloplast A/S Series B	61,000	3,318,790			Coloplast A/S Series B	28,500	1,550,582			Coloplast A/S Series B	89,500	4,869,372
FLSmidth & Co. A/S	50,500	2,937,530			FLSmidth & Co. A/S	23,800	1,384,420			FLSmidth & Co. A/S	74,300	4,321,950
Novo Nordisk A/S Series B	64,001	11,265,765			Novo Nordisk A/S Series B	30,130	5,303,628			Novo Nordisk A/S Series B	94,131	16,569,393
		______________					______________					______________
		17,522,085					8,238,630					25,760,715
		______________					______________					______________
Finland - 1.6%					Finland - 1.7%					Finland - 1.6%
Amer Group PLC (A Shares)	207,600	3,532,313			Amer Group PLC (A Shares)	97,200	1,653,857			Amer Group PLC (A Shares)	304,800	5,186,170
Raisio Group PLC (V Shares)	414,500	1,774,096			Raisio Group PLC (V Shares)	193,500	828,197			Raisio Group PLC (V Shares)	608,000	2,602,293
Sampo Oyj (A Shares)	156,900	6,260,873			Sampo Oyj (A Shares) (c)	74,100	2,956,856			Sampo Oyj (A Shares) (d)	231,000	9,217,729
		______________					______________					______________
		11,567,282					5,438,910					17,006,192
		______________					______________					______________
France - 11.4%					France - 11.4%					France - 11.4%
Atos Origin SA	50,064	3,484,495			Atos Origin SA	23,587	1,641,674			Atos Origin SA	73,651	5,126,169
AXA SA (d)	398,100	7,452,609			AXA SA	185,500	3,472,642			AXA SA (d)	583,600	10,925,251
BNP Paribas SA	180,661	10,066,459			BNP Paribas SA	84,160	4,689,408			BNP Paribas SA	264,821	14,755,867
Christian Dior SA	56,600	9,865,286			Christian Dior SA	26,800	4,671,195			Christian Dior SA	83,400	14,536,481
Ipsos SA	53,300	1,786,423			Ipsos SA	24,800	831,206			Ipsos SA	78,100	2,617,629
Legrand SA	94,100	4,385,086			Legrand SA	44,700	2,083,032			Legrand SA	138,800	6,468,118
PPR SA	41,300	9,085,855			PPR SA	19,500	4,289,932			PPR SA	60,800	13,375,787
Publicis Groupe SA	75,900	5,279,703			Publicis Groupe SA	35,800	2,490,295			Publicis Groupe SA	111,700	7,769,998
Sanofi SA	167,504	18,109,794			Sanofi SA	76,517	8,272,681			Sanofi SA	244,021	26,382,475
Schneider Electric SA (d)	98,400	7,503,138			Schneider Electric SA	45,800	3,492,314			Schneider Electric SA (d)	144,200	10,995,452
Technip SA	37,200	3,992,729			Technip SA	17,600	1,889,033			Technip SA	54,800	5,881,762
		______________					______________					______________
		81,011,577					37,823,412					118,834,989
		______________					______________					______________
Germany - 13.0%					Germany - 13.0%					Germany - 13.0%
adidas AG	61,400	6,412,256			adidas AG	29,200	3,049,477			adidas AG	90,600	9,461,733
BASF AG (d)	121,967	11,391,485			BASF AG (c)	56,822	5,307,067			BASF AG (d)	178,789	16,698,552
Bayer AG (d)	117,400	12,248,199			Bayer AG (c)	53,600	5,592,023			Bayer AG (d)	171,000	17,840,222
Beiersdorf AG	37,400	3,385,223			Beiersdorf AG	17,700	1,602,097			Beiersdorf AG	55,100	4,987,320
Brenntag AG	27,200	4,637,034			Brenntag AG	12,800	2,182,133			Brenntag AG	40,000	6,819,167
CTS Eventim AG	86,620	3,345,226			CTS Eventim AG	40,936	1,580,930			CTS Eventim AG	127,556	4,926,156
Daimler AG (Germany)	130,790	7,236,827			Daimler AG (Germany)	60,887	3,368,978			Daimler AG (Germany)	191,677	10,605,805
Deutsche Bank AG	46,100	2,122,122			Deutsche Bank AG	21,500	989,710			Deutsche Bank AG	67,600	3,111,832
Deutsche Boerse AG	67,100	4,188,612			Deutsche Boerse AG	31,800	1,985,065			Deutsche Boerse AG	98,900	6,173,677
Deutsche Post AG	242,715	5,759,976			Deutsche Post AG	114,203	2,710,202			Deutsche Post AG	356,918	8,470,178
ElringKlinger AG	68,893	2,248,709			ElringKlinger AG	32,700	1,067,348			ElringKlinger AG	101,593	3,316,057
GEA Group AG	121,605	4,113,394			GEA Group AG	57,796	1,954,999			GEA Group AG	179,401	6,068,393
GSW Immobilien AG	70,300	2,820,961			GSW Immobilien AG	33,300	1,336,245			GSW Immobilien AG	103,600	4,157,206
HeidelbergCement Finance AG	61,400	4,420,656			HeidelbergCement Finance AG	29,100	2,095,132			HeidelbergCement Finance AG	90,500	6,515,788
Linde AG	41,700	7,886,055			Linde AG	19,600	3,706,635			Linde AG	61,300	11,592,690
SAP AG	128,047	10,208,156			SAP AG	58,493	4,663,176			SAP AG	186,540	14,871,332
		______________					______________					______________
		92,424,891					43,191,217					135,616,108
		______________					______________					______________
Ireland - 2.8%					Ireland - 2.8%					Ireland - 2.8%
DCC PLC (Ireland)	109,500	4,007,485			DCC PLC (Ireland)	51,600	1,888,459			DCC PLC (Ireland)	161,100	5,895,944
Dragon Oil PLC	259,300	2,549,621			Dragon Oil PLC	122,600	1,205,490			Dragon Oil PLC	381,900	3,755,111
FBD Holdings PLC	179,100	2,909,404			FBD Holdings PLC	84,700	1,375,916			FBD Holdings PLC	263,800	4,285,320
Greencore Group PLC	2,060,100	3,408,060			Greencore Group PLC	818,819	1,354,587			Greencore Group PLC	2,878,919	4,762,647
Kingspan Group PLC (United Kingdom)	259,200	3,129,358			Kingspan Group PLC (United Kingdom)	122,600	1,480,167			Kingspan Group PLC (United Kingdom)	381,800	4,609,525
Ryanair Holdings PLC sponsored ADR	90,200	3,909,268			Ryanair Holdings PLC sponsored ADR	42,800	1,854,952			Ryanair Holdings PLC sponsored ADR	133,000	5,764,220
		______________					______________					______________
		19,913,196					9,159,571					29,072,767
		______________					______________					______________
Israel - 0.3%					Israel - 0.3%					Israel - 0.3%
Israel Chemicals Ltd.	178,700	2,125,458			Israel Chemicals Ltd.	86,800	1,032,399			Israel Chemicals Ltd.	265,500	3,157,857
		______________					______________					______________
Italy - 4.6%					Italy - 4.6%					Italy - 4.6%
Astaldi SpA	395,300	2,730,496			Astaldi SpA	187,400	1,294,447			Astaldi SpA	582,700	4,024,943
Azimut Holding SpA	166,400	3,094,264			Azimut Holding SpA	78,700	1,463,453			Azimut Holding SpA	245,100	4,557,717
Banca Popolare dell'Emilia Romagna Scrl	333,500	2,824,074			Banca Popolare dell'Emilia Romagna Scrl	158,600	1,343,023			Banca Popolare dell'Emilia Romagna Scrl	492,100	4,167,097
Beni Stabili SpA SIIQ	5,059,000	3,564,411			Beni Stabili SpA SIIQ	2,388,600	1,682,932			Beni Stabili SpA SIIQ	7,447,600	5,247,343
Enel SpA	745,009	2,880,626			Enel SpA	346,598	1,340,144			Enel SpA	1,091,607	4,220,770
ENI SpA	453,000	10,811,480			ENI SpA	206,900	4,937,959			ENI SpA	659,900	15,749,439
Prada SpA	362,700	3,269,378			Prada SpA	171,600	1,546,803			Prada SpA	534,300	4,816,181
Prysmian SpA	180,600	3,646,105			Prysmian SpA	86,400	1,744,316			Prysmian SpA (d)	267,000	5,390,421
		______________					______________					______________
		32,820,834					15,353,077					48,173,911
Luxembourg - 0.4%		______________			Luxembourg - 0.4%		______________			Luxembourg - 0.4%		______________
Eurofins Scientific SA	13,700	2,976,965			Eurofins Scientific SA	6,500	1,412,429			Eurofins Scientific SA	20,200	4,389,394
		______________					______________					______________
Netherlands - 1.0%					Netherlands - 1.0%					Netherlands - 1.0%
ASML Holding NV (Netherlands)	72,455	5,391,587			ASML Holding NV (Netherlands)	34,292	2,551,767			ASML Holding NV (Netherlands)	106,747	7,943,354
LyondellBasell Industries NV Class A	29,200	1,772,440			LyondellBasell Industries NV Class A	13,600	825,520			LyondellBasell Industries NV Class A	42,800	2,597,960
		______________					______________					______________
		7,164,027					3,377,287					10,541,314
		______________					______________					______________
Norway - 2.3%					Norway - 2.4%					Norway - 2.3%
DnB ASA	410,800	6,714,281			DnB ASA	192,000	3,138,125			DnB ASA (d)	602,800	9,852,406
Merkantildata ASA	267,700	2,866,639			Merkantildata ASA	125,600	1,344,975			Merkantildata ASA	393,300	4,211,614
Telenor ASA	310,400	6,976,128			Telenor ASA	146,800	3,299,277			Telenor ASA	457,200	10,275,405
		______________					______________					______________
		16,557,048					7,782,377					24,339,425
Russia - 0.5%		______________			Russia - 0.5%		______________			Russia - 0.5%		______________
Magnit OJSC GDR (Reg. S)	68,400	3,488,400			Magnit OJSC GDR (Reg. S)	31,700	1,616,700			Magnit OJSC GDR (Reg. S)	100,100	5,105,100
		______________					______________					______________
Spain - 1.4%					Spain - 1.4%					Spain - 1.4%
Criteria CaixaCorp SA (d)	1,377,540	5,099,579			Criteria CaixaCorp SA	641,700	2,375,539			Criteria CaixaCorp SA (d)	2,019,240	7,475,118
Repsol YPF SA	203,603	4,772,802			Repsol YPF SA	95,919	2,248,505			Repsol YPF SA	299,522	7,021,307
		______________					______________					______________
		9,872,381					4,624,044					14,496,425
		______________					______________					______________
Sweden - 2.2%					Sweden - 2.3%					Sweden - 2.2%
ASSA ABLOY AB (B Shares) (d)	119,200	4,746,996			ASSA ABLOY AB (B Shares)	56,400	2,246,062			ASSA ABLOY AB (B Shares) (d)	175,600	6,993,058
Svenska Cellulosa AB (SCA) (B Shares)	192,100	4,988,456			Svenska Cellulosa AB (SCA) (B Shares)	91,100	2,365,686			Svenska Cellulosa AB (SCA) (B Shares)	283,200	7,354,142
Svenska Handelsbanken AB (A Shares)	138,900	6,309,496			Svenska Handelsbanken AB (A Shares)	65,000	2,952,608			Svenska Handelsbanken AB (A Shares)	203,900	9,262,104
		______________					______________					______________
		16,044,948					7,564,356					23,609,304
		______________					______________					______________
Switzerland - 13.8%					Switzerland - 13.8%					Switzerland - 13.8%
Adecco SA (Reg.)	74,314	3,974,656			Adecco SA (Reg.)	34,951	1,869,341			Adecco SA (Reg.)	109,265	5,843,997
Aryzta AG	85,140	5,283,478			Aryzta AG	39,760	2,467,361			Aryzta AG	124,900	7,750,839
Nestle SA	393,694	28,075,302			Nestle SA	183,415	13,079,782			Nestle SA	577,109	41,155,084
Partners Group Holding AG	17,940	4,601,732			Partners Group Holding AG	8,500	2,180,308			Partners Group Holding AG	26,440	6,782,040
Roche Holding AG (participation certificate)	98,817	24,698,936			Roche Holding AG (participation certificate)	45,140	11,282,573			Roche Holding AG (participation certificate)	143,957	35,981,509
Schindler Holding AG (participation certificate)	38,599	5,786,944			Schindler Holding AG (participation certificate)	18,323	2,747,071			Schindler Holding AG (participation certificate)	56,922	8,534,015
Syngenta AG (Switzerland)	20,039	8,567,061			Syngenta AG (Switzerland)	9,497	4,060,152			Syngenta AG (Switzerland)	29,536	12,627,213
UBS AG (NY Shares)	535,800	9,531,882			UBS AG	255,647	4,560,339			UBS AG (NY Shares)	791,447	14,092,221
Zurich Insurance Group AG	27,116	7,570,783			Zurich Insurance Group AG	12,855	3,589,114			Zurich Insurance Group AG	39,971	11,159,897
		______________					______________					______________
		98,090,774					45,836,041					143,926,815
		______________					______________					______________
Turkey - 0.4%					Turkey - 0.4%					Turkey - 0.4%
Coca-Cola Icecek A/S	104,000	2,900,572			Coca-Cola Icecek A/S	50,000	1,394,506			Coca-Cola Icecek A/S	154,000	4,295,078
		______________					______________					______________
United Kingdom - 31.5%					United Kingdom - 31.5%					United Kingdom - 31.5%
Anglo American PLC (United Kingdom)	106,100	2,579,283			Anglo American PLC (United Kingdom)	49,400	1,200,910			Anglo American PLC (United Kingdom)	155,500	3,780,193
Associated British Foods PLC	167,800	5,043,619			Associated British Foods PLC	79,200	2,380,540			Associated British Foods PLC	247,000	7,424,159
Barclays PLC	1,712,459	7,641,812			Barclays PLC	800,563	3,572,495			Barclays PLC	2,513,022	11,214,307
BG Group PLC	181,500	3,057,564			BG Group PLC	85,600	1,442,025			BG Group PLC	267,100	4,499,589
BHP Billiton PLC	365,953	10,295,280			BHP Billiton PLC	173,546	4,882,333			BHP Billiton PLC	539,499	15,177,613
British American Tobacco PLC (United Kingdom)	308,700	17,112,866			British American Tobacco PLC (United Kingdom)	141,000	7,816,372			British American Tobacco PLC (United Kingdom)	449,700	24,929,238
British Land Co. PLC	458,646	4,235,442			British Land Co. PLC	214,618	1,981,925			British Land Co. PLC	673,264	6,217,367
Bunzl PLC	206,400	4,100,620			Bunzl PLC	98,300	1,952,960			Bunzl PLC	304,700	6,053,580
Centrica PLC	1,428,700	8,233,496			Centrica PLC	652,600	3,760,887			Centrica PLC	2,081,300	11,994,383
Compass Group PLC	469,500	6,177,153			Compass Group PLC	221,700	2,916,879			Compass Group PLC	691,200	9,094,032
Dechra Pharmaceuticals PLC	312,800	3,488,675			Dechra Pharmaceuticals PLC	148,300	1,653,998			Dechra Pharmaceuticals PLC	461,100	5,142,673
Diageo PLC	382,616	11,684,173			Diageo PLC	174,782	5,337,422			Diageo PLC	557,398	17,021,595
Galliford Try PLC	218,600	3,346,387			Galliford Try PLC	104,400	1,598,183			Galliford Try PLC	323,000	4,944,570
GlaxoSmithKline PLC	373,500	9,636,859			GlaxoSmithKline PLC	176,900	4,564,285			GlaxoSmithKline PLC	550,400	14,201,144
HSBC Holdings PLC (United Kingdom)	779,022	8,531,842			HSBC Holdings PLC (United Kingdom)	362,900	3,974,477			HSBC Holdings PLC (United Kingdom)	1,141,922	12,506,319
ICAP PLC	649,600	2,904,064			ICAP PLC	307,600	1,375,139			ICAP PLC	957,200	4,279,203
ITV PLC	1,995,300	3,902,144			ITV PLC	944,700	1,847,519			ITV PLC	2,940,000	5,749,663
Kingfisher PLC	727,500	3,538,224			Kingfisher PLC	338,400	1,645,822			Kingfisher PLC	1,065,900	5,184,046
London Stock Exchange Group PLC	191,700	3,993,192			London Stock Exchange Group PLC	91,700	1,910,150			London Stock Exchange Group PLC	283,400	5,903,342
Meggitt PLC	591,800	4,307,711			Meggitt PLC	278,400	2,026,473			Meggitt PLC	870,200	6,334,184
Next PLC	72,600	4,915,784			Next PLC	34,300	2,322,471			Next PLC	106,900	7,238,255
Prudential PLC	528,762	9,091,838			Prudential PLC	246,341	4,235,729			Prudential PLC	775,103	13,327,567
Rolls-Royce Group PLC	418,064	7,338,217			Rolls-Royce Group PLC	197,941	3,474,430			Rolls-Royce Group PLC	616,005	10,812,647
Rolls-Royce Group PLC (C Shares) (a)	30,982,464	48,127			Rolls-Royce Group PLC (C Shares)	0	0			Rolls-Royce Group PLC (C Shares) (a)	30,982,464	48,127
Royal Dutch Shell PLC Class B (United Kingdom)	539,794	18,934,592			Royal Dutch Shell PLC Class B (United Kingdom)	251,481	8,821,310			Royal Dutch Shell PLC Class B (United Kingdom)	791,275	27,755,902
Schroders PLC	102,400	3,714,122			Schroders PLC	47,700	1,730,113			Schroders PLC	150,100	5,444,235
Serco Group PLC	409,727	3,936,440			Serco Group PLC	192,003	1,844,663			Serco Group PLC	601,730	5,781,103
SIG PLC	1,443,900	3,635,712			SIG PLC	677,300	1,705,428			SIG PLC	2,121,200	5,341,140
Standard Chartered PLC (United Kingdom)	369,318	9,276,407			Standard Chartered PLC (United Kingdom)	172,654	4,336,666			Standard Chartered PLC (United Kingdom)	541,972	13,613,073
Taylor Wimpey PLC	3,888,674	5,617,639			Taylor Wimpey PLC	1,817,900	2,626,167			Taylor Wimpey PLC	5,706,574	8,243,806
Tesco PLC	1,408,100	8,008,697			Tesco PLC	662,300	3,766,892			Tesco PLC	2,070,400	11,775,589
Unilever PLC	241,500	10,463,406			Unilever PLC	114,100	4,943,580			Unilever PLC	355,600	15,406,986
Vodafone Group PLC	3,742,200	11,418,563			Vodafone Group PLC	1,709,500	5,216,192			Vodafone Group PLC	5,451,700	16,634,755
William Hill PLC	595,988	3,943,814			William Hill PLC	250,000	1,654,318			William Hill PLC	845,988	5,598,132
		______________					______________					______________
		224,153,764					104,518,753					328,672,517
		______________					______________					______________
United States of America - 1.8%					United States of America - 1.8%					United States of America - 1.8%
Beam, Inc.	49,500	3,203,145			Beam, Inc.	23,200	1,501,272			Beam, Inc.	72,700	4,704,417
Colgate-Palmolive Co.	27,500	3,283,775			Colgate-Palmolive Co.	12,800	1,528,448			Colgate-Palmolive Co.	40,300	4,812,223
Oracle Corp.	92,600	3,035,428			Oracle Corp.	43,900	1,439,042			Oracle Corp.	136,500	4,474,470
Philip Morris International, Inc.	34,000	3,250,060			Philip Morris International, Inc.	15,900	1,519,881			Philip Morris International, Inc.	49,900	4,769,941
		______________					______________					______________
		12,772,408					5,988,643					18,761,051
		______________					______________					______________
TOTAL COMMON STOCKS					TOTAL COMMON STOCKS					TOTAL COMMON STOCKS
(Cost $590,507,533).................................		691,199,770			(Cost $293,296,965).................................		323,017,851			(Cost $883,804,498).................................		1,014,217,621
		______________					______________					______________
Nonconvertible Preferred Stocks - 1.1%					Nonconvertible Preferred Stocks - 1.1%					Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%					Germany - 1.1%					Germany - 1.1%
Volkswagen AG	38,700	7,843,662			Volkswagen AG	18,300	3,709,018			Volkswagen AG	57,000	11,552,680
		______________					______________					______________
United Kingdom - 0.0%					United Kingdom - 0.0%					United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	49,749,616	77,279			Rolls-Royce Group PLC Class C	23,554,979	36,589			Rolls-Royce Group PLC Class C	73,304,595	113,868
		______________					______________					______________
TOTAL NONCONVERTIBLE PREFERRED STOCKS					TOTAL NONCONVERTIBLE PREFERRED STOCKS					TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,463,247)		7,920,941			(Cost $3,135,483)		3,745,607			(Cost $9,598,730)		11,666,548
		______________					______________					______________
Money Market Funds - 9.4%					Money Market Funds - 5.3%					Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.13% (b)	8,343,244	8,343,244			Fidelity Cash Central Fund, 0.13% (a)	3,161,756	3,161,756			Fidelity Cash Central Fund, 0.13% (b)	11,505,000	11,505,000
Fidelity Securities Lending Cash Central Fund, 0.12%(b)(c)	58,777,089	58,777,089			Fidelity Securities Lending Cash Central Fund, 0.12%(a)(b)	14,519,761	14,519,761			Fidelity Securities Lending Cash Central Fund, 0.12%(b)(c)	73,296,850	73,296,850
		______________					______________					______________
TOTAL MONEY MARKET FUNDS					TOTAL MONEY MARKET FUNDS					TOTAL MONEY MARKET FUNDS
(Cost $67,120,333)		67,120,333			(Cost $17,681,517)		17,681,517			(Cost $84,801,850)		84,801,850
		______________					______________					______________
TOTAL INVESTMENT PORTFOLIO - 107.6%					TOTAL INVESTMENT PORTFOLIO - 103.9%					TOTAL INVESTMENT PORTFOLIO - 106.4%
(Cost $663,891,113)		766,241,044			(Cost $314,113,965)		344,444,975			(Cost $978,005,078)		1,110,686,019
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(54,341,465)			NET OTHER ASSETS (LIABILITIES) - (3.9)%		(12,967,343)			NET OTHER ASSETS (LIABILITIES) - (6.4)%		(67,703,808)	(e)
		______________					______________					______________
NET ASSETS - 100%		$711,899,579			NET ASSETS - 100%		$331,477,632			NET ASSETS - 100%		$1,042,982,211
		______________					______________					______________
Legend					Legend					Legend
(a)	Non-income producing				(a)

Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

										(a)	Non-income producing
(b)

Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

										(b)

Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.				(b)	Investment made with cash collateral received from securities on loan.				(c)	Investment made with cash collateral received from securities on loan.
(d)	Security or a portion of the security is on loan at period end.				(c)	Security or a portion of the security is on loan at period end.				(d)	Security or a portion of the security is on loan at period end.
										(e)

Pro Forma Fund's Net Other Assets (Liabilities) includes estimated one-time costs associated with Acquired Fund's reorganization proxy statement. Fidelity Europe Capital Appreciation Fund estimated costs are $395,000.

Affiliated Central Funds					Affiliated Central Funds					Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:					Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:					Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned				Fund	Income earned				Fund	Income earned
Fidelity Cash Central Fund	$22,773				Fidelity Cash Central Fund	$8,520				Fidelity Cash Central Fund	$31,293
Fidelity Securities Lending Cash Central Fund	281,626				Fidelity Securities Lending Cash Central Fund	216,682				Fidelity Securities Lending Cash Central Fund	498,308
	______________					______________					______________
Total	$304,399				Total	$225,202				Total	$529,601
	______________					______________					______________
Other Information					Other Information					Other Information

Categorizations in the Schedule of Investments are based on country or territory of incorporation. The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Categorizations in the Schedule of Investments are based on country or territory of incorporation. The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Categorizations in the Schedule of Investments are based on country or territory of incorporation. The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:					Valuation Inputs at Reporting Date:					Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3	Description	Total	Level 1	Level 2	Level 3	Description	Total	Level 1	Level 2	Level 3
Equities:					Equities:					Equities:
Consumer Discretionary	$94,600,000	$94,600,000	$0	$0	Consumer Discretionary	$44,397,685	$44,397,685	$0	$0	Consumer Discretionary	$138,997,685	$138,997,685	$0	$0
Consumer Staples	130,817,177	50,819,329	79,997,848	0	Consumer Staples	60,730,720	23,654,831	37,075,889	0	Consumer Staples	$191,547,897	$74,474,160	117,073,737	0
Energy	44,118,788	14,372,716	29,746,072	0	Energy	20,544,322	6,785,053	13,759,269	0	Energy	$64,663,110	$21,157,769	43,505,341	0
Financials	142,686,142	115,298,528	27,387,614	0	Financials	67,018,331	49,685,581	17,332,750	0	Financials	$209,704,473	$164,984,109	44,720,364	0
Health Care	88,734,682	49,722,264	39,012,418	0	Health Care	41,050,712	22,910,118	18,140,594	0	Health Care	$129,785,394	$72,632,382	57,153,012	0
Industrials	92,055,931	92,055,931	0	0	Industrials	43,440,827	43,440,827	0	0	Industrials	$135,496,758	$135,496,758	0	0
Information Technology	24,986,305	9,386,562	15,599,743	0	Information Technology	11,640,634	4,425,691	7,214,943	0	Information Technology	$36,626,939	$13,812,253	22,814,686	0
Materials	51,612,873	32,750,532	18,862,341	0	Materials	24,323,727	15,381,242	8,942,485	0	Materials	$75,936,600	$48,131,774	27,804,826	0
Telecommunication Services	18,394,691	6,976,128	11,418,563	0	Telecommunication Services	8,515,469	3,299,277	5,216,192	0	Telecommunication Services	$26,910,160	$10,275,405	16,634,755	0
Utilities	11,114,122	11,114,122	0	0	Utilities	5,101,031	5,101,031	0	0	Utilities	$16,215,153	$16,215,153	0	0
Money Market Funds	67,120,333	67,120,333	0	0	Money Market Funds	17,681,517	17,681,517	0	0	Money Market Funds	$84,801,850	$84,801,850	0	0
	______________	______________	______________	______________		______________	______________	______________	______________		______________	______________	______________	______________
Investments in Securities:	$766,241,044	$544,216,445	$222,024,599	$0	Investments in Securities:	$344,444,975	$236,762,853	$107,682,122	$0	Investments in Securities:	$1,110,686,019	$780,979,298	$329,706,721	$0

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of fiscal the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements: (unaudited)

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the fiscal period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements: (unaudited)

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occured at the beginning of the fiscal period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements: (unaudited)

Transfers	Total				Transfers	Total				Transfers	Total
Level 1 to Level 2	$25,860,835				Level 1 to Level 2	$11,229,698				Level 1 to Level 2	$37,090,533
Level 2 to Level 1	$0				Level 2 to Level 1	$0				Level 2 to Level 1	$0

Fidelity Investment Trust: Fidelity Europe Fund
Fidelity Investment Trust: Fidelity Europe Capital Appreciation Fund
Pro Forma Combined Statement of Operations
12 months ended April 30, 2013 (Unaudited)

	Fidelity Europe Fund (Acquiring Fund)	Fidelity Europe Capital Appreciation Fund (Acquired Fund)	Combined	Pro Forma Adjustments		Fidelity Europe Fund Pro Forma Combined

Dividend	$20,339,829	$10,201,512	$30,541,341	$-		$30,541,341
Interest	39	11	50	-		50
Income from Fidelity Central Funds	304,399	225,202	529,601	-		529,601
	20,644,267	10,426,725	31,070,992	-		31,070,992
Less Foreign taxes withheld	(1,580,821)	(837,325)	(2,418,146)	-		(2,418,146)
Total Income	19,063,446	9,589,400	28,652,846	-		28,652,846

Expenses
Management fee
///// Basic fee	4,394,082	2,217,181	6,611,263	-	(d)	6,611,263
///// Performance adjustment	168,482	5,534	174,016	3,786	(e)	177,802
Transfer agent fees	1,335,587	749,477	2,085,064	-		2,085,064
Accounting and security lending fees	310,886	163,525	474,411	(35,406)	(f)	439,005
Custodian fees and expenses	89,418	57,635	147,053	(34,967)	(g)	112,086
Independent trustees' compensation	4,358	2,162	6,520	-		6,520
Registration fees	31,510	26,716	58,226	(16,716)	(h)	41,510
Audit	77,365	58,074	135,439	(46,231)	(g)	89,208
Legal	6,174	1,746	7,920	-		7,920
Miscellaneous	5,723	2,926	8,649	395,000	(c)	403,649
Total expenses before reductions	6,423,585	3,284,976	9,708,561	265,466		9,974,027
Expenses reductions	(204,123)	(129,340)	(333,463)	-		(333,463)
Total expenses	6,219,462	3,155,636	9,375,098	265,466		9,640,564
Net investment income	12,843,984	6,433,764	19,277,748	(265,466)		19,012,282

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
///// Unaffiliated issuers	7,330,704	33,543,832	40,874,536	-		40,874,536
Foreign currency transactions	(72,462)	(138,898)	(211,360)	-		(211,360)
Total net realized gain (loss)	7,258,242	33,404,934	40,663,176	-		40,663,176
Change in net unrealized appreciation (depreciation) on:
Investment securities	99,473,138	17,543,116	117,016,254	-		117,016,254
Assets and liabilities in foreign currencies	36,063	3,442	39,505	-		39,505
Total change in net unrealized appreciation (depreciation)	99,509,201	17,546,558	117,055,759	-		117,055,759
Net Gain (Loss)	106,767,443	50,951,492	157,718,935	-		157,718,935

Net increase (decrease) in net assets resulting from operations	$119,611,427	$57,385,256	$176,996,683	$(265,466)		$176,731,217

(c) Increase in Miscellaneous expenses based on estimated one time reorganization costs of $395,000 for Fidelity Europe Capital Appreciation Fund.

(d) No adjustment in fees; Acquiring Fund and Acquired Fund have similair group rate and individual fund fee rate management arrangements.

(e) Increase in fees reflect acquiring fund's performance index adjusted for pro forma combined fund's average net assets throughout the contractual period.

(f) Decrease in Accounting fees based on acquiring fund's contractual rates applied to pro forma combined fund's average net assets throughout the period.

(g) Decrease in expenses based on elimination of redundant fees for acquiring fund.

(h) Decrease in Registration fees represent elimination of redundant fees.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1) (1) Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 82.

(2) Amendment to the Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 90.

(3) Amendment to the Declaration of Trust, dated December 13, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 105.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) (1) Agreement and Plan of Reorganization between Fidelity Advisor Series VIII: Fidelity Advisor Europe Capital Appreciation Fund and Fidelity Investment Trust: Fidelity Europe Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(2) Agreement and Plan of Reorganization between Fidelity Investment Trust: Fidelity Europe Capital Appreciation Fund and Fidelity Investment Trust: Fidelity Europe Fund is filed herein as Exhibit 2 to the Proxy Statement and Prospectus.

(5) Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 82; Article XII of the Certificate of Amendment to the Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 90; Article VIII of the Certificate of Amendment to the Declaration of Trust, dated December 13, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 105; and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective No. 63.

(6) (1) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Canada Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 139.

(2) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity China Region Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 139.

(3) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Diversified International Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 139.

(4) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Emerging Asia Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 139.

(5) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 139.

(6) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Emerging Markets Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 139.

(7) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Emerging Markets Discovery Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 139.

(8) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Europe Capital Appreciation Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 139.

(9) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Europe Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 139.

(10) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Global Commodity Stock Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 139.

(11) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Global Equity Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 139.

(12) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity International Capital Appreciation Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 139.

(13) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity International Discovery Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 139.

(14) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity International Growth Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 139.

(15) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity International Small Cap Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 139.

(16) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity International Small Cap Opportunities Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 139.

(17) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity International Value Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 139.

(18) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Japan Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 139.

(19) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Japan Smaller Companies Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 139.

(20) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Latin America Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 139.

(21) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Nordic Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 139.

(22) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Overseas Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 139.

(23) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Pacific Basin Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 139.

(24) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Series Emerging Markets Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 139.

(25) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Series International Growth Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 139.

(26) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Series International Small Cap Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 139.

(27) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Series International Value Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 139.

(28) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Total Emerging Markets Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 139.

(29) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Total International Equity Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 139.

(30) Amended and Restated Management Contract, dated August 1, 2013, between Fidelity Worldwide Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 139.

(31) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 82.

(32) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 82.

(33) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 105.

(34) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 82.

(35) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 82.

(36) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 82.

(37) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors)on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 105.

(38) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 82.

(39) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 105.

(40) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 82.

(41) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 82.

(42) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 82.

(43) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 105.

(44) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 82.

(45) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 105.

(46) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 82.

(47) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment No. 82.

(48) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment No. 82.

(49) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (d)(140) of Post-Effective Amendment No. 105.

(50) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment No. 82.

(51) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (d)(141) of Post-Effective Amendment No. 105.

(52) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment No. 82.

(53) Sub-Advisory Agreement, dated April 17, 2008, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(203) of Post-Effective Amendment No. 105.

(54) Sub-Advisory Agreement, dated April 17, 2008, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(204) of Post-Effective Amendment No. 105.

(55) Sub-Advisory Agreement, dated April 17, 2008, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(160) of Post-Effective Amendment No. 106.

(56) Sub-Advisory Agreement, dated April 17, 2008 between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(206) of Post-Effective Amendment No. 105.

(57) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 82.

(58) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 82.

(59) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 105.

(60) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 82.

(61) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 105.

(62) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 82.

(63) Sub-Advisory Agreement between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Emerging Markets Discovery Fund is to be filed by subsequent amendment.

(64) Sub-Advisory Agreement between FIL Investment Advisors and FIL Investments (Japan) Limited on behalf of Fidelity Emerging Markets Discovery Fund is to be filed by subsequent amendment.

(65) Sub-Advisory Agreement, dated July 13, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 127.

(66) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 82.

(67) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 82.

(68) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 105.

(69) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 82.

(70) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 82.

(71) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 82.

(72) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 105.

(73) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 82.

(74) Sub-Advisory Agreement, dated November 19, 2008, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Global Commodity Stock Fund is incorporated herein by reference to Exhibit (d)(167) of Post-Effective Amendment No. 115.

(75) Sub-Advisory Agreement, dated November 19, 2008, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(168) of Post-Effective Amendment No. 117.

(76) Sub-Advisory Agreement, dated November 19, 2008, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(169) of Post-Effective Amendment No. 121.

(77) Sub-Advisory Agreement, dated November 19, 2008, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(170) of Post-Effective Amendment No. 115.

(78) Sub-Advisory Agreement between Fidelity Management & Research Company and FIL Investment Advisors on behalf of Fidelity Global Equity Income Fund is to be filed by subsequent amendment.

(79) Sub-Advisory Agreement between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Global Equity Income Fund is to be filed by subsequent amendment.

(80) Sub-Advisory Agreement between FIL Investment Advisors and FIL Investments (Japan) Limited on behalf of Fidelity Global Equity Income Fund is to be filed by subsequent amendment.

(81) Sub-Advisory Agreement, dated March 14, 2012, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Global Equity Income Fund is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 132.

(82) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 82.

(83) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 82.

(84) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 105.

(85) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 82.

(86) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 105.

(87) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 82.

(88) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund), is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 82.

(89) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund), is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 82.

(90) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund), is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 105.

(91) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund), is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 82.

(92) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund), is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 105.

(93) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund), is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 82.

(94) Sub-Advisory Agreement, dated October 18, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 115.

(95) Sub-Advisory Agreement, dated October 18, 2007, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(133) of Post-Effective Amendment No. 115.

(96) Sub-Advisory Agreement, dated October 18, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(133) of Post-Effective Amendment No. 106.

(97) Sub-Advisory Agreement, dated October 18, 2007, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(135) of Post-Effective Amendment No. 115.

(98) Sub-Advisory Agreement, dated July 18, 2002, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(120) of Post-Effective Amendment No. 85.

(99) Sub-Advisory Agreement, dated July 18, 2002, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(121) of Post-Effective Amendment No. 85.

(100) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated July 18, 2002, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(148) of Post-Effective Amendment No. 105.

(101) Sub-Advisory Agreement, dated July 18, 2002, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment No. 85.

(102) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated July 18, 2002, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(149) of Post-Effective Amendment No. 105.

(103) Sub-Advisory Agreement, dated July 18, 2002, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(123) of Post-Effective Amendment No. 84.

(104) Sub-Advisory Agreement, dated July 21, 2005, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(126) of Post-Effective Amendment No. 93.

(105) Sub-Advisory Agreement, dated June 1, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment No. 99.

(106) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated June 1, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(156) of Post-Effective Amendment No. 105.

(107) Sub-Advisory Agreement, dated July 21, 2005, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(127) of Post-Effective Amendment No. 93.

(108) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated July 21, 2005, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(157) of Post-Effective Amendment No. 105.

(109) Sub-Advisory Agreement, dated July 21, 2005, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(128) of Post-Effective Amendment No. 93.

(110) Sub-Advisory Agreement, dated April 20, 2006, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 97.

(111) Sub-Advisory Agreement, dated April 20, 2006, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(133) of Post-Effective Amendment No. 97.

(112) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 20, 2006, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(164) of Post-Effective Amendment No. 105.

(113) Sub-Advisory Agreement, dated May 21, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(129) of Post-Effective Amendment No. 99.

(114) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated May 21, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(165) of Post-Effective Amendment No. 105.

(115) Sub-Advisory Agreement, dated April 20, 2006, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(135) of Post-Effective Amendment No. 96.

(116) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 82.

(117) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 82.

(118) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 105.

(119) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 82.

(120) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 105.

(121) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 82.

(122) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 82.

(123) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 82.

(124) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment No. 105.

(125) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 82.

(126) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment No. 105.

(127) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 82.

(128) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 82.

(129) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 82.

(130) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(119) of Post-Effective Amendment No. 105.

(131) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 82.

(132) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment No. 82.

(133) Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 82.

(134) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated March 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(125) of Post-Effective Amendment No. 105.

(135) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment No. 82.

(136) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 82.

(137) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 82.

(138) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 105.

(139) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 82.

(140) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 105.

(141) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 82.

(142) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 82.

(143) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 82.

(144) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 105.

(145) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment No. 82.

(146) Amendment dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(133) of Post-Effective Amendment No. 105.

(147) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 82.

(148) Sub-Advisory Agreement, dated September 17, 2008, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Series Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(160) of Post-Effective Amendment No. 111.

(149) Sub-Advisory Agreement, dated September 17, 2008, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Series Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(164) of Post-Effective Amendment No. 115.

(150) Sub-Advisory Agreement, dated September 17, 2008, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Series Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(162) of Post-Effective Amendment No. 111.

(151) Sub-Advisory Agreement, dated September 17, 2008, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Series Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(165) of Post-Effective Amendment No. 109.

(152) Sub-Advisory Agreement, dated September 16, 2009, between FIL Investment Advisors and Fidelity Management & Research Company on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (d)(174) of Post-Effective Amendment No. 119.

(153) Sub-Advisory Agreement, dated September 16, 2009, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and FIL Investment Advisors on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (d)(180) of Post-Effective Amendment No. 119.

(154) Sub-Advisory Agreement, dated September 16, 2009, between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (d)(177) of Post-Effective Amendment No. 118.

(155) Sub-Advisory Agreement, dated September 16, 2009, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (d)(171) of Post-Effective Amendment No. 118.

(156) Sub-Advisory Agreement, dated September 16, 2009, between FIL Investment Advisors and Fidelity Management & Research Company on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(176) of Post-Effective Amendment No. 119.

(157) Sub-Advisory Agreement, dated September 16, 2009, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(179) of Post-Effective Amendment No. 118.

(158) Sub-Advisory Agreement, dated September 16, 2009, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and FIL Investment Advisors on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(182) of Post-Effective Amendment No. 119.

(159) Sub-Advisory Agreement, dated September 16, 2009, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(173) of Post-Effective Amendment No. 118.

(160) Sub-Advisory Agreement, dated September 16, 2009, between FIL Investment Advisors and Fidelity Management & Research Company on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (d)(175) of Post-Effective Amendment No. 119.

(161) Sub-Advisory Agreement, dated September 16, 2009, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (d)(178) of Post-Effective Amendment No. 118.

(162) Sub-Advisory Agreement, dated September 16, 2009, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and FIL Investment Advisors on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (d)(181) of Post-Effective Amendment No. 119.

(163) Sub-Advisory Agreement, dated September 16, 2009, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (d)(172) of Post-Effective Amendment No. 118.

(164) Sub-Advisory Agreement between Fidelity Management & Research Company and FIL Investment Advisors on behalf of Fidelity Total Emerging Markets Fund is to be filed by subsequent amendment.

(165) Sub-Advisory Agreement between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Total Emerging Markets Fund is to be filed by subsequent amendment.

(166) Sub-Advisory Agreement between FIL Investment Advisors and FIL Investments (Japan) Limited on behalf of Fidelity Total Emerging Markets Fund is to be filed by subsequent amendment.

(167) Sub-Advisory Agreement, dated July 13, 2011 between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(162) of Post-Effective Amendment No. 127.

(168) Sub-Advisory Agreement, dated October 18, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(136) of Post-Effective Amendment No. 115.

(169) Sub-Advisory Agreement, dated October 18, 2007, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(137) of Post-Effective Amendment No. 115.

(170) Sub-Advisory Agreement, dated October 18, 2007, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(137) of Post-Effective Amendment No. 106.

(171) Sub-Advisory Agreement, dated October 18, 2007, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(139) of Post-Effective Amendment No. 115.

(172) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 82.

(173) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 82.

(174) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (UK) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 105.

(175) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 82.

(176) Amendment, dated August 1, 2007, to Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 105.

(177) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 82.

(178-196) Amendment, dated August 1, 2007, to the Sub-Advisory Agreements, dated July 18, 2002, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity International Discovery Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Small Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, and Fidelity Worldwide Fund, are incorporated herein by reference to Exhibits (d)(144)-(d)(162) of Post-Effective Amendment No. 104.

(197) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(198) Schedule A, dated December 14, 2012, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(14) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(199) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(50) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(200) Schedule A, dated December 14, 2012, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(16) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(201) Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(202) Schedule A, dated December 14, 2012, to the Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(18) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(7) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 97.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 97.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 97.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 97.

(5) General Distribution Agreement, dated April 17, 2008, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 105.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 97.

(7) General Distribution Agreement, dated July 13, 2011, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 129.

(8) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 97.

(9) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 97.

(10) General Distribution Agreement, dated November 19, 2008, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 115.

(11) General Distribution Agreement, dated March 14, 2012, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 132.

(12) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 97.

(13) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 97.

(14) General Distribution Agreement, dated October 18, 2007, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 101.

(15) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 97.

(16) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 97.

(17) General Distribution Agreement, dated April 20, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 97.

(18) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 97.

(19) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 97.

(20) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 97.

(21) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 97.

(22) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 97.

(23) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 97.

(24) General Distribution Agreement, dated September 17, 2008, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 109.

(25) General Distribution Agreement, dated September 16, 2009, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 119.

(26) General Distribution Agreement, dated September 16, 2009, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 118.

(27) General Distribution Agreement, dated September 16, 2009, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 118.

(28) General Distribution Agreement, dated July 13, 2011, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 129.

(29) General Distribution Agreement, dated October 18, 2007, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 101.

(30) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Investment Trust and Fidelity Distributors Corporation, on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 97.

(31) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 96.

(32) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 96.

(33) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 96.

(8) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated through January 6, 2013, is incorporated herein by reference to Exhibit (f) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 114.

(9) (1) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity China Region Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated November 28, 2013, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity China Region Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund is incorporated herein by reference to Exhibit (g)(2) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 64.

(3) Appendix B, dated November 5, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity China Region Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(4) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity China Region Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(5) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Investment Trust on behalf of Fidelity Global Equity Income Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

(6) Appendix A, dated May 2, 2012, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Investment Trust on behalf of Fidelity Global Equity Income Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 89.

(7) Appendix B, dated April 15, 2009, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Investment Trust on behalf of Fidelity Global Equity Income Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 78.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, and Fidelity Worldwide Fund are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(9) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 143.

(10) Appendix B, dated October 15, 2009, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(11) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Investment Trust on behalf of Fidelity International Small Cap Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(12) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Investment Trust on behalf of Fidelity International Small Cap Fund is incorporated herein by reference to Exhibit (g)(6) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 64.

(13) Appendix B, dated January 30, 2012, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Investment Trust on behalf of Fidelity International Small Cap Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 89.

(14) Custodian Agreement and Appendix C and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity International Growth Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, and Fidelity Total International Equity Fund are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(15) Appendix A, dated October 30, 2013, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity International Growth Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, and Fidelity Total International Equity Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Commonwealth Trust's (File No. 002-52322) Post-Effective Amendment No. 128.

(16) Appendix B, dated October 20, 2010, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity International Growth Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, and Fidelity Total International Equity Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 61.

(17) Appendix D, dated October 31, 2012, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity International Growth Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, and Fidelity Total International Equity Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 67.

(18) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Northern Trust Company and Fidelity Investment Trust on behalf of Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Smaller Companies Fund, Fidelity Series Emerging Markets Fund, Fidelity Emerging Asia Fund, and Fidelity Total Emerging Markets Fund are incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust's (File No. 002-79910) Post-Effective Amendment No. 45.

(19) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Investment Trust on behalf of Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Smaller Companies Fund, Fidelity Series Emerging Markets Fund, Fidelity Emerging Asia Fund, and Fidelity Total Emerging Markets Fund is incorporated herein by reference to Exhibit (g)(13) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 64.

(20) Appendix B, dated November 11, 2009, to the Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Investment Trust on behalf of Fidelity Emerging Markets Discovery Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Smaller Companies Fund, Fidelity Series Emerging Markets Fund, Fidelity Emerging Asia Fund, and Fidelity Total Emerging Markets Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 130.

(21) Fidelity Group Repo Custodian Agreement among The Bank of New York (currently known as The Bank of New York Mellon), J. P. Morgan Securities, Inc., and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series International Growth Fund, Fidelity Series International Value Fund, Fidelity Series International Small Cap Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund and Fidelity Worldwide Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(22) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund and Fidelity Worldwide Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(23) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series International Growth Fund, Fidelity Series International Value Fund, Fidelity Series International Small Cap Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(24) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(25) Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Series International Growth Fund, Fidelity Series International Value Fund, Fidelity Series International Small Cap Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(26) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(27) Schedule A-1, Part I dated March 2013, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Investment Trust on behalf of Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund), Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund), Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (g)(11) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 67.

(10) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 82.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class A is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 98.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class T is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 98.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class B is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 98.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class C is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 98.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Institutional Class is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 98.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 104.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class A is incorporated here in by reference to Exhibit (m)(66) of Post-Effective Amendment No. 104.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class T is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 104.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class B is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 104.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class C is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 104.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Institutional Class is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 104.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 79.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund: Class F is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 114.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund: Class K is incorporated herein by refence to Exhibit (m)(3) of Post-Effective Amendment No. 104.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Southeast Asia Fund (currently known as Fidelity Emerging Asia Fund) is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 82.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 104.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 104.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class T is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 104.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class B is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 104.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class C is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 104.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Institutional Class is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 104.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 82.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Class K is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 104.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 127.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 127.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class C is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 127.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class T is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 127.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 127.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Capital Appreciation Fund is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 82.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 82.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class A is to be filed by subsequent amendment.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class T is to be filed by subsequent amendment.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class B is to be filed by subsequent amendment.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class C is to be filed by subsequent amendment.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Institutional Class is to be filed by subsequent amendment.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 109.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class A is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 109.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class T is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 109.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class B is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 109.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class C is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 109.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Institutional Class is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 109.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Equity Income Fund is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 132.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Aggressive International Fund (currently Fidelity International Capital Appreciation Fund) is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 79.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth & Income Fund (currently Fidelity International Discovery Fund) is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 79.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Class K is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 104.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class A is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 90.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class T is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 90.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class B is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 90.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class C is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 90.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Institutional Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 90.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class Z is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 137.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 100.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class A is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 100.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class T is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 100.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class B is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 100.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class C is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 100.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Institutional Class is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 100.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class Z is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 137.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 84.

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class A is incorporated by reference to Exhibit (m)(19) of Post-Effective Amendment No. 89.

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class T is incorporated by reference to Exhibit (m)(20) of Post-Effective Amendment No. 89.

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class B is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 87.

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class C is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 87.

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Institutional Class is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 87.

(66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (m)(34) Post-Effective Amendment No. 93.

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class A is incorporated herein by reference to Exhibit (m)(29) Post-Effective Amendment No. 93.

(68) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class T is incorporated herein by reference to Exhibit (m)(30) Post-Effective Amendment No. 93.

(69) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class B is incorporated herein by reference to Exhibit (m)(31) Post-Effective Amendment No. 93.

(70) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class C is incorporated herein by reference to Exhibit (m)(32) Post-Effective Amendment No. 93.

(71) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Institutional Class is incorporated herein by reference to Exhibit (m)(33) Post-Effective Amendment No. 93.

(72) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund is incorporated herein by reference to Exhibit (m)(40) Post-Effective Amendment No. 94.

(73) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class A is incorporated herein by reference to Exhibit (m)(35) Post-Effective Amendment No. 94.

(74) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class T is incorporated herein by reference to Exhibit (m)(36) Post-Effective Amendment No. 94.

(75) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class B is incorporated herein by reference to Exhibit (m)(37) Post-Effective Amendment No. 94.

(76) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class C is incorporated herein by reference to Exhibit (m)(38) Post-Effective Amendment No. 94.

(77) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Institutional Class is incorporated herein by reference to Exhibit (m)(39) Post-Effective Amendment No. 94.

(78) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 82.

(79) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class A is incorporated herein by reference to Exhibit (m)(101) of Post-Effective Amendment No. 120.

(80) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class T is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 120.

(81) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class B is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 120.

(82) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class C is incorporated herein by reference to Exhibit (m)(104) of Post-Effective Amendment No. 120.

(83) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Institutional Class is incorporated herein by reference to Exhibit (m)(105) of Post-Effective Amendment No. 120.

(84) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Smaller Companies Fund is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 82.

(85) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 82.

(86) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class A is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 119.

(87) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class T is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 119.

(88) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class B is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 119.

(89) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class C is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 119.

(90) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Institutional Class is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 119.

(91) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Nordic Fund is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 82.

(92) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 79.

(93) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund: Class K is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 104.

(94) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 82.

(95) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 107.

(96) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Fund: Class F is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 114.

(97) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Growth Fund is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 117

(98) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Growth Fund: Class F is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 117.

(99) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Small Cap Fund is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 117.

(100) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Small Cap Fund: Class F is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 117.

(101) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Value Fund is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 117.

(102) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Value Fund: Class F is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 117.

(103) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 127.

(104) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class A is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 127.

(105) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class C is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 127.

(106) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class T is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 127.

(107) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Institutional Class is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 127.

(108) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 100.

(109) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class A is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 100.

(110) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class B is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 100.

(111) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class C is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 100.

(112) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class T is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 100.

(113) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Institutional Class is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 100.

(114) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 79.

(115) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class A is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 111.

(116) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class B is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 111.

(117) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class C is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 111.

(118) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class T is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 111.

(119) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Institutional Class is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 111.

(11) Opinion and consent of counsel Decert LLP, as to the legality of shares being registered, is incorporated herein by reference to Exhibit 11 of Fidelity Investment Trust's Registration Statement on Form N-14, filed November 1, 2013, (Accession Number 0000744822-13-000110).

(12) Opinion and consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) (1) Consent of PricewaterhouseCoopers LLP, dated December 13, 2013, is filed herein as Exhibit (14)(1).

(2) Consent of Deloitte & Touche LLP, dated December 13, 2013, is filed herein as Exhibit (14)(2).

(15) Not applicable.

(16) Power of Attorney, dated October 1, 2013, is filed herein as Exhibit 16.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of December 2013.

Fidelity Investment Trust
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	December 16, 2013
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	December 16, 2013
Christine Reynolds		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	December 16, 2013
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	December 16, 2013
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	December 16, 2013
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	December 16, 2013
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	December 16, 2013
Joseph Mauriello

/s/Ronald P. O'Hanley	*	Trustee	December 16, 2013
Ronald P. O'Hanley

/s/Robert W. Selander	*	Trustee	December 16, 2013
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	December 16, 2013
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	December 16, 2013
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	December 16, 2013
David M. Thomas
*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated October 1, 2013 and filed herewith.